KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of C.M. Life Insurance Company and Policy Owners of C.M. Life Variable Life Separate Account I:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in the Appendix that comprise C.M. Life Variable Life Separate Account I (the Divisions), as of December 31, 2025, the related statements of operations and changes in net assets for each of the years listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 2025, the results of their operations, and changes in their net assets for each of the years listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Divisions’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Divisions in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more C.M. Life Insurance Company separate account investment companies since 2004.

Boston, Massachusetts

March 10, 2026

LA2049	F-1

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

LA2049                                                                            F-2
Appendix A
C.M. Life Variable Life Separate Account I was comprised of the following divisions. Statements of assets and liabilities as of December 31, 2025, statements of operations and changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended unless otherwise noted.
Divisions

American Funds Insurance Series® American High- Income Division	Fidelity® VIP Freedom 2050 Division
American Funds Insurance Series® Asset Allocation Division (Class 1)	Fidelity® VIP Freedom 2055 Division
American Funds Insurance Series® Asset Allocation Division (Class 2)	Fidelity® VIP Freedom 2060 Division
American Funds Insurance Series® Capital World Growth and Income Division	Fidelity® VIP Freedom 2065 Division
American Funds Insurance Series® Global Growth Division	Fidelity® VIP Freedom Income Division
American Funds Insurance Series® Global Small Capitalization Division (Class 2)	Fidelity® VIP Growth Division
American Funds Insurance Series® Growth-Income Division (Class 1A)**	Fidelity® VIP Health Care Division
American Funds Insurance Series® Growth-Income Division (Class 2)	Fidelity® VIP Index 500 Division (Service Class)
American Funds Insurance Series® International Growth and Income Division	Fidelity® VIP International Index Division (Initial Class)
American Funds Insurance Series® New World Division (Class 1)	Fidelity® VIP International Index Division (Service Class 2)
American Funds Insurance Series® New World Division (Class 2)**	Fidelity® VIP Overseas Division
American Funds Insurance Series® The Bond Fund of America Division	Fidelity® VIP Real Estate Division (Initial Class)
American Funds Insurance Series® Washington Mutual Investors Division (Class 1A)	Fidelity® VIP Real Estate Division (Service Class)
American Funds Insurance Series® Washington Mutual Investors Division (Class 2)	Fidelity® VIP Strategic Income Division
BlackRock High Yield V.I. Division	Fidelity® VIP Total Market Index Division (Initial Class)
BlackRock Small Cap Index V.I. Division (Class I)	Fidelity® VIP Total Market Index Division (Service Class 2)**
BlackRock Small Cap Index V.I. Division (Class III)	Franklin Small Cap Value VIP Division
BlackRock Total Return V.I. Division	Franklin Strategic Income VIP Division
BNY Mellon MidCap Stock Division	Goldman Sachs Core Fixed Income Division
Columbia Variable Portfolio - Contrarian Core Division**	Goldman Sachs International Equity Insights Division
Dimensional VA Global Bond Division*	Goldman Sachs Mid Cap Growth Division
Dimensional VA International Small Division*	Goldman Sachs Mid Cap Value Division
Dimensional VA U.S. Large Value Division**	Goldman Sachs Strategic Growth Division
Dimensional VA U.S. Targeted Value Division*	Invesco V.I. Core Plus Bond Division
Dimensional VIT Inflation-Protected Securities Division*	Invesco V.I. Diversified Dividend Division
DWS Small Cap Index Division	Invesco V.I. Global Real Estate Division
Eaton Vance VT Floating-Rate Income Division	Invesco V.I. Global Strategic Income Division
Fidelity® VIP Bond Index Division (Initial Class)	Invesco V.I. Government Money Market Division
Fidelity® VIP Bond Index Division (Service Class 2)	Invesco V.I. Health Care Division
Fidelity® VIP Contrafund® Division	Invesco V.I. International Growth Division*
Fidelity® VIP Extended Market Index Division (Initial Class)	Invesco V.I. Small Cap Equity Division
Fidelity® VIP Extended Market Index Division (Service Class)	Invesco V.I. Technology Division
Fidelity® VIP Freedom 2020 Division	Janus Henderson Balanced Division
Fidelity® VIP Freedom 2025 Division	Janus Henderson Enterprise Division**
Fidelity® VIP Freedom 2030 Division	Janus Henderson Forty Division
Fidelity® VIP Freedom 2035 Division	Janus Henderson Global Research Division
Fidelity® VIP Freedom 2040 Division	Janus Henderson Global Technology and Innovation Division
Fidelity® VIP Freedom 2045 Division	Janus Henderson Overseas Division**
LA2049                                                                            F-3

LVIP American Century Capital Appreciation Division*	MML Managed Bond Division
LVIP American Century Disciplined Core Value Division*	MML Managed Volatility Division
LVIP American Century Inflation Protection Division*	MML MFS International Equity Division*
LVIP American Century International Division*	MML Mid Cap Growth Division
LVIP American Century Value Division*	MML Moderate Allocation Division
MFS® Global Real Estate Division	MML Short-Duration Bond Division
MFS® Growth Series Division	MML Small Cap Growth Equity Division
MFS® International Intrinsic Value Division	MML Small/Mid Cap Value Division
MFS® Investors Trust Division	MML Sustainable Equity Division
MFS® Mid Cap Value Division	MML U.S. Government Money Market Division
MFS® New Discovery Division	Nomura VIP Asset Strategy Division (Standard Class)*
MFS® Value Division	Nomura VIP Emerging Markets Division*
MML Aggressive Allocation Division	Nomura VIP Growth Division*
MML American Century Mid Cap Value Division*	Nomura VIP Science and Technology Division*
MML American Century Small Company Value Division*	Nomura VIP Small Cap Value Division*
MML American Funds Core Allocation Division	PIMCO CommodityRealReturn® Strategy Division
MML American Funds Growth Division	PIMCO Emerging Markets Bond Division**
MML Balanced Allocation Division	PIMCO Global Bond Opportunities Division
MML BlackRock iShares® 60/40 Division*	PIMCO High Yield Division
MML BlackRock iShares® 80/20 Division*	PIMCO Income Division
MML Blend Division	PIMCO Real Return Division
MML Blue Chip Growth Division	PIMCO Total Return Division
MML Conservative Allocation Division	Schwab® S&P 500 Index Division
MML Equity Division	T. Rowe Price Blue Chip Growth Division
MML Equity Income Division	T. Rowe Price Equity Income Division
MML Equity Index Division (Class II)	T. Rowe Price Limited-Term Bond Division
MML Equity Index Division (Class III)	Templeton Foreign VIP Division
MML Fidelity Institutional AM® Core Plus Bond Division*	Templeton Global Bond VIP Division
MML Focused Equity Division	TOPS® Moderate Growth ETF Division
MML Foreign Division	Vanguard VIF Balanced Division
MML Fundamental Equity Division	Vanguard VIF Capital Growth Division
MML Global Division	Vanguard VIF Diversified Value Division
MML Growth Allocation Division	Vanguard VIF Equity Income Division
MML Income & Growth Division	Vanguard VIF Global Bond Index Division
MML Inflation-Protected and Income Division	Vanguard VIF Growth Division
MML Invesco Discovery Large Cap Division**	Vanguard VIF International Division
MML Invesco Discovery Mid Cap Division**	Vanguard VIF Mid-Cap Index Division
MML Invesco Small Cap Equity Division*	Vanguard VIF Real Estate Index Division
MML Loomis Sayles Large Cap Growth Division*	Vanguard VIF Short-Term Investment-Grade Division

*See Note 2 to the financial statements for the previous name of this division.
**Statement of assets and liabilities as of December 31, 2025 and statement of operations, statement of changes in net assets and financial highlights for the year then ended.
LA2049                                                                            F-4
LA2049                                                                            F-5

See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
ASSETS		(Class 1)	(Class 2)			(Class 2)	(Class 1A)
Investments
Number of shares	22,132	—	548,613	40	7,571	277	271
Identified cost	$209,511	$—	$12,837,303	$707	$278,302	$5,215	$17,478
Value	$205,165	$—	$14,839,975	$724	$293,696	$5,277	$18,157
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	—	—	—	—	—	—
Total assets	205,165	—	14,839,975	724	293,696	5,277	18,157

LIABILITIES
Payable to C.M. Life Insurance Company	1	—	9	1	—	1	—
Total liabilities	1	—	9	1	—	1	—

NET ASSETS (For variable life insurance policies)	$205,164	$—	$14,839,966	$723	$293,696	$5,276	$18,157

Outstanding Units
Policy owners	168,502	—	2,470,268	495	222,851	4,825	11,476

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$6.21	$—	$—	$—	$—
Variable Universal Life	—	—	5.80	—	—	—	—
Survivorship Variable Universal Life II	—	—	6.21	—	—	—	—
C.M. Life Electrum Select(SM)	1.22	1.38	—	1.46	1.32	—	1.58
APEX VUL	—	—	—	—	—	1.09	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

		American Funds			American Funds	American Funds	American Funds
	American Funds	Insurance Series®	American Funds	American Funds	Insurance Series®	Insurance Series®	Insurance Series®
	Insurance Series®	International	Insurance Series®	Insurance Series®	The Bond	Washington	Washington
	Growth-Income	Growth and Income	New World	New World	Fund of America	Mutual Investors	Mutual Investors
	Division	Division	Division	Division	Division	Division	Division
ASSETS	(Class 2)		(Class 1)	(Class 2)		(Class 1A)	(Class 2)
Investments
Number of shares	240,303	17,532	1,781	1,771	11,331	103,644	16,936
Identified cost	$12,413,361	$207,925	$50,614	$53,366	$106,572	$1,796,451	$296,782
Value	$15,927,292	$236,509	$57,838	$56,732	$107,078	$1,874,919	$301,294
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	—	—	—	—	1	—
Total assets	15,927,292	236,509	57,838	56,732	107,078	1,874,920	301,294

LIABILITIES
Payable to C.M. Life Insurance Company	5	—	—	10	—	—	—
Total liabilities	5	—	—	10	—	—	—

NET ASSETS (For variable life insurance policies)	$15,927,287	$236,509	$57,838	$56,722	$107,078	$1,874,920	$301,294

Outstanding Units
Policy owners	1,696,708	165,245	45,662	45,014	107,756	1,215,431	262,789

UNIT VALUE
Survivorship Variable Universal Life	$9.77	$—	$—	$—	$—	$—	$—
Variable Universal Life	9.12	—	—	—	—	—	—
Survivorship Variable Universal Life II	9.77	—	—	—	—	—	—
C.M. Life Electrum Select(SM)	—	1.43	1.27	—	0.99	1.54	—
APEX VUL	—	—	—	1.26	—	—	1.15
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

						Columbia Variable
		Black Rock	Black Rock	Black Rock	BNY Mellon	Portfolio -	Dimensional
	Black Rock	Small Cap	Small Cap	Total Return	MidCap	Contrarian	VA Global
	High Yield V.I.	Index V.I.	Index V.I.	V.I.	Stock	Core	Bond
	Division	Division	Division	Division	Division	Division	Division
ASSETS		(Class I)	(Class III)
Investments
Number of shares	91,652	65,694	58,000	27,936	27,439	390	18,223
Identified cost	$637,198	$803,739	$678,281	$279,110	$525,479	$23,932	$181,964
Value	$645,234	$837,595	$736,018	$286,066	$554,274	$24,775	$177,671
Dividends receivable	3,436	—	—	1,338	—	—	—
Receivable from C.M. Life Insurance Company	41	—	—	4	—	—	1
Total assets	648,711	837,595	736,018	287,408	554,274	24,775	177,672

LIABILITIES
Payable to C.M. Life Insurance Company	—	6	1	—	—	6	—
Total liabilities	—	6	1	—	—	6	—

NET ASSETS (For variable life insurance policies)	$648,711	$837,589	$736,017	$287,408	$554,274	$24,769	$177,672

Outstanding Units
Policy owners	536,061	651,385	619,698	289,478	429,329	21,330	164,349

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$—	$—	$—	$—	$—
Variable Universal Life	—	—	—	—	—	—	—
Survivorship Variable Universal Life II	—	—	—	—	—	—	—
C.M. Life Electrum Select(SM)	1.21	—	1.19	0.99	1.29	—	1.08
APEX VUL	—	1.29	—	—	—	1.16	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

						Eaton Vance
	Dimensional	Dimensional	Dimensional	Dimensional	DWS	VT	Fidelity®
	VA International	VA U.S. Large	VA U.S. Targeted	VIT Inflation-	Small Cap	Floating-Rate	VIP
	Small	Value	Value	Protected Securities	Index	Income	Bond Index
	Division	Division	Division	Division	Division	Division	Division
ASSETS							(Initial Class)
Investments
Number of shares	7,078	67	3,330	21,042	346,676	742	125,243
Identified cost	$103,487	$2,204	$73,119	$199,078	$4,888,475	$6,335	$1,234,993
Value	$104,618	$2,344	$74,196	$195,063	$5,207,068	$6,217	$1,232,388
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	—	—	—	—	—	—
Total assets	104,618	2,344	74,196	195,063	5,207,068	6,217	1,232,388

LIABILITIES
Payable to C.M. Life Insurance Company	—	—	—	—	8	—	5
Total liabilities	—	—	—	—	8	—	5

NET ASSETS (For variable life insurance policies)	$104,618	$2,344	$74,196	$195,063	$5,207,060	$6,217	$1,232,383

Outstanding Units
Policy owners	75,469	1,640	52,778	193,568	926,187	5,067	1,105,343

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$—	$—	$6.05	$—	$—
Variable Universal Life	—	—	—	—	5.41	—	—
Survivorship Variable Universal Life II	—	—	—	—	5.84	—	—
C.M. Life Electrum Select(SM)	1.39	1.43	1.41	1.01	—	1.23	—
APEX VUL	—	—	—	—	—	—	1.11
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

			Fidelity®	Fidelity®
	Fidelity®	Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	Extended	Extended	VIP	VIP	VIP
	Bond Index	Contrafund®	Market Index	Market Index	Freedom 2020	Freedom 2025	Freedom 2030
	Division	Division	Division	Division	Division	Division	Division
ASSETS	(Service Class 2)		(Initial Class)	(Service Class)
Investments
Number of shares	172,114	1,940,236	85,115	41,270	46	2,093	26,207
Identified cost	$1,668,971	$85,201,838	$1,319,667	$548,746	$580	$33,954	$424,680
Value	$1,686,718	$116,200,754	$1,356,740	$654,542	$609	$35,961	$461,511
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	2	—	—	1	—	1	—
Total assets	1,686,720	116,200,754	1,356,740	654,543	609	35,962	461,511

LIABILITIES
Payable to C.M. Life Insurance Company	—	6	5	—	—	—	2
Total liabilities	—	6	5	—	—	—	2

NET ASSETS (For variable life insurance policies)	$1,686,720	$116,200,748	$1,356,735	$654,543	$609	$35,962	$461,509

Outstanding Units
Policy owners	1,724,024	11,669,698	1,071,913	528,628	523	30,191	379,134

UNIT VALUE
Survivorship Variable Universal Life	$—	$14.53	$—	$—	$—	$—	$—
Variable Universal Life	—	11.76	—	—	—	—	—
Survivorship Variable Universal Life II	—	10.53	—	—	—	—	—
C.M. Life Electrum Select(SM)	0.98	1.62	—	1.24	1.16	1.19	1.22
APEX VUL	—	1.45	1.27	—	—	—	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Freedom 2065
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	14,795	86,880	6,413	40,996	17,991	24,467	1,779
Identified cost	$409,725	$2,368,368	$180,133	$1,018,997	$247,325	$328,502	$24,816
Value	$444,453	$2,578,610	$195,991	$1,130,266	$279,756	$371,898	$26,952
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	2	—	—	—	—	—
Total assets	444,453	2,578,612	195,991	1,130,266	279,756	371,898	26,952

LIABILITIES
Payable to C.M. Life Insurance Company	—	—	—	3	—	—	—
Total liabilities	—	—	—	3	—	—	—

NET ASSETS (For variable life insurance policies)	$444,453	$2,578,612	$195,991	$1,130,263	$279,756	$371,898	$26,952

Outstanding Units
Policy owners	351,706	1,940,141	144,595	833,796	206,333	274,269	19,893

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$—	$—	$—	$—	$—
Variable Universal Life	—	—	—	—	—	—	—
Survivorship Variable Universal Life II	—	—	—	—	—	—	—
C.M. Life Electrum Select(SM)	1.26	1.33	1.36	1.36	1.36	1.36	1.35
APEX VUL	—	—	—	—	—	—	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom Income	Growth	Health Care	Index 500	International Index	International Index	Overseas
	Division	Division	Division	Division	Division	Division	Division
ASSETS				(Service Class)	(Initial Class)	(Service Class 2)
Investments
Number of shares	36,700	4,522	3,354	9,309	135,649	64,584	8,061
Identified cost	$420,983	$463,997	$121,983	$5,057,977	$1,821,903	$726,264	$218,741
Value	$428,289	$436,605	$128,508	$6,115,523	$1,905,866	$901,589	$221,847
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	—	—	4	1	—	—
Total assets	428,289	436,605	128,508	6,115,527	1,905,867	901,589	221,847

LIABILITIES
Payable to C.M. Life Insurance Company	—	—	8	—	—	2	3
Total liabilities	—	—	8	—	—	2	3

NET ASSETS (For variable life insurance policies)	$428,289	$436,605	$128,500	$6,115,527	$1,905,867	$901,587	$221,844

Outstanding Units
Policy owners	393,937	281,157	107,400	3,959,648	1,381,476	652,910	184,718

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$—	$—	$—	$—	$—
Variable Universal Life	—	—	—	—	—	—	—
Survivorship Variable Universal Life II	—	—	—	—	—	—	—
C.M. Life Electrum Select(SM)	1.09	1.55	—	1.54	—	1.38	1.19
APEX VUL	—	—	1.20	—	1.38	—	1.23
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

			Fidelity®	Fidelity®	Fidelity®	Franklin	Franklin
	Fidelity®	Fidelity®	VIP	VIP	VIP	Small Cap	Strategic
	VIP	VIP	Strategic	Total Market	Total Market	Value	Income
	Real Estate	Real Estate	Income	Index	Index	VIP	VIP
	Division	Division	Division	Division	Division	Division	Division
ASSETS	(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
Investments
Number of shares	4,430	4,068	6,645	178,056	1,447	359,905	46,365
Identified cost	$80,215	$75,337	$74,418	$4,006,866	$31,099	$4,636,297	$413,783
Value	$79,031	$72,087	$74,621	$4,349,916	$35,165	$4,991,881	$423,310
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	—	—	—	—	—	—
Total assets	79,031	72,087	74,621	4,349,916	35,165	4,991,881	423,310

LIABILITIES
Payable to C.M. Life Insurance Company	2	—	2	8	—	5	1
Total liabilities	2	—	2	8	—	5	1

NET ASSETS (For variable life insurance policies)	$79,029	$72,087	$74,619	$4,349,908	$35,165	$4,991,876	$423,309

Outstanding Units
Policy owners	65,328	78,068	64,636	3,148,689	23,553	800,562	392,247

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$—	$—	$—	$7.92	$—
Variable Universal Life	—	—	—	—	—	7.40	—
Survivorship Variable Universal Life II	—	—	—	—	—	7.92	—
C.M. Life Electrum Select(SM)	—	0.92	—	—	1.49	1.26	1.08
APEX VUL	1.21	—	1.15	1.38	—	—	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

	Goldman	Goldman	Goldman	Goldman	Goldman
	Sachs	Sachs	Sachs	Sachs	Sachs		Invesco V.I.
	Core Fixed	International	Mid Cap	Mid Cap	Strategic	Invesco V.I.	Diversified
	Income	Equity Insights	Growth	Value	Growth	Core Plus Bond	Dividend
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	45	172,175	6,188	17,325	645,793	485,263	68,804
Identified cost	$428	$1,748,415	$71,094	$288,250	$8,484,431	$2,777,845	$1,789,620
Value	$442	$1,788,896	$60,583	$282,231	$10,003,333	$2,838,790	$1,872,839
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	—	—	—	—	—	—
Total assets	442	1,788,896	60,583	282,231	10,003,333	2,838,790	1,872,839

LIABILITIES
Payable to C.M. Life Insurance Company	—	3	—	1	9	3	6
Total liabilities	—	3	—	1	9	3	6

NET ASSETS (For variable life insurance policies)	$442	$1,788,893	$60,583	$282,230	$10,003,324	$2,838,787	$1,872,833

Outstanding Units
Policy owners	451	1,154,999	52,509	221,368	1,425,247	1,648,223	1,027,237

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$—	$—	$8.56	$1.62	$2.93
Variable Universal Life	—	—	—	—	6.76	1.68	2.74
Survivorship Variable Universal Life II	—	—	—	—	7.30	1.82	2.93
C.M. Life Electrum Select(SM)	0.98	1.55	1.15	1.27	—	—	1.45
APEX VUL	—	—	—	—	—	—	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Global	Government	Health	International	Small Cap	Invesco V.I.
	Real Estate	Strategic Income	Money Market	Care	Growth	Equity	Technology
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	29,661	1,763,836	1,768,498	40,942	2,534,396	17,452	90,176
Identified cost	$406,684	$8,226,802	$1,768,498	$1,174,758	$5,227,588	$326,016	$1,688,551
Value	$419,996	$8,060,729	$1,768,498	$1,223,754	$4,916,729	$350,095	$2,316,623
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	—	23	—	—	—	—
Total assets	419,996	8,060,729	1,768,521	1,223,754	4,916,729	350,095	2,316,623

LIABILITIES
Payable to C.M. Life Insurance Company	3	18	—	12	9	—	7
Total liabilities	3	18	—	12	9	—	7

NET ASSETS (For variable life insurance policies)	$419,993	$8,060,711	$1,768,521	$1,223,742	$4,916,720	$350,095	$2,316,616

Outstanding Units
Policy owners	468,305	2,822,657	1,646,294	209,803	1,863,951	286,261	461,727

UNIT VALUE
Survivorship Variable Universal Life	$—	$3.11	$—	$6.12	$3.66	$—	$5.33
Variable Universal Life	—	2.90	—	5.72	3.40	—	4.95
Survivorship Variable Universal Life II	—	3.05	—	6.12	3.66	—	5.33
C.M. Life Electrum Select(SM)	0.90	1.13	1.07	—	1.03	1.22	—
APEX VUL	—	1.19	—	—	1.15	—	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

				Janus	Janus Henderson		LVIP American
	Janus	Janus	Janus	Henderson	Global	Janus	Century
	Henderson	Henderson	Henderson	Global	Technology and	Henderson	Capital
	Balanced	Enterprise	Forty	Research	Innovation	Overseas	Appreciation
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	83,544	766	478,359	228,249	15,964	12	11,776
Identified cost	$3,375,038	$62,634	$20,706,285	$11,732,669	$350,495	$654	$198,036
Value	$4,969,180	$63,994	$28,424,108	$18,184,627	$382,168	$666	$178,520
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	—	3	—	—	—	—
Total assets	4,969,180	63,994	28,424,111	18,184,627	382,168	666	178,520

LIABILITIES
Payable to C.M. Life Insurance Company	2	3	—	4	8	—	1
Total liabilities	2	3	—	4	8	—	1

NET ASSETS (For variable life insurance policies)	$4,969,178	$63,991	$28,424,111	$18,184,623	$382,160	$666	$178,519

Outstanding Units
Policy owners	808,232	62,896	3,454,327	5,896,660	252,402	522	151,876

UNIT VALUE
Survivorship Variable Universal Life	$6.46	$—	$—	$—	$—	$—	$—
Variable Universal Life	6.04	—	8.00	3.00	—	—	—
Survivorship Variable Universal Life II	6.46	—	8.65	3.24	—	—	—
C.M. Life Electrum Select(SM)	—	—	—	—	—	—	1.18
APEX VUL	—	1.02	—	—	1.51	1.28	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

	LVIP American	LVIP American
	Century	Century	LVIP American	LVIP American	MFS®	MFS®	MFS®
	Disciplined	Inflation	Century	Century	Global	Growth	International
	Core Value	Protection	International	Value	Real Estate	Series	Intrinsic Value
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	3,445,362	18,430	27,945	238,958	2,208	9,877	2,641
Identified cost	$30,745,841	$171,856	$324,494	$2,725,061	$28,045	$696,736	$87,778
Value	$33,351,100	$166,533	$342,192	$3,087,101	$28,017	$670,170	$97,642
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	1	—	—	—	—	—
Total assets	33,351,100	166,534	342,192	3,087,101	28,017	670,170	97,642

LIABILITIES
Payable to C.M. Life Insurance Company	13	—	—	1	—	—	1
Total liabilities	13	—	—	1	—	—	1

NET ASSETS (For variable life insurance policies)	$33,351,087	$166,534	$342,192	$3,087,100	$28,017	$670,170	$97,641

Outstanding Units
Policy owners	6,818,568	170,008	333,068	458,483	32,853	486,156	74,753

UNIT VALUE
Survivorship Variable Universal Life	$5.69	$—	$—	$7.00	$—	$—	$—
Variable Universal Life	4.86	—	—	6.54	—	—	—
Survivorship Variable Universal Life II	4.51	—	—	7.00	—	—	—
C.M. Life Electrum Select(SM)	—	0.98	1.03	—	0.85	1.38	1.31
APEX VUL	—	—	—	—	—	—	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

						MML	MML
	MFS®	MFS®	MFS®		MML	American	American Century
	Investors	Mid Cap	New	MFS®	Aggressive	Century	Small
	Trust	Value	Discovery	Value	Allocation	Mid Cap Value	Company Value
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	7,728	25,729	90,973	72,909	164,963	56,279	2,567
Identified cost	$226,191	$264,662	$1,594,518	$1,630,650	$1,564,230	$460,792	$22,260
Value	$202,170	$260,123	$1,419,175	$1,622,952	$1,644,680	$452,480	$22,102
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	—	—	1	—	—	—
Total assets	202,170	260,123	1,419,175	1,622,953	1,644,680	452,480	22,102

LIABILITIES
Payable to C.M. Life Insurance Company	25	—	6	—	12	5	3
Total liabilities	25	—	6	—	12	5	3

NET ASSETS (For variable life insurance policies)	$202,145	$260,123	$1,419,169	$1,622,953	$1,644,668	$452,475	$22,099

Outstanding Units
Policy owners	23,717	203,240	179,893	1,238,238	1,311,045	358,838	21,304

UNIT VALUE
Survivorship Variable Universal Life	$8.72	$—	$8.31	$—	$—	$—	$—
Variable Universal Life	8.14	—	7.77	—	—	—	—
Survivorship Variable Universal Life II	8.72	—	8.31	—	—	—	—
C.M. Life Electrum Select(SM)	—	1.28	—	1.31	1.31	1.28	1.06
APEX VUL	—	—	—	—	1.25	1.16	1.04
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

	MML	MML	MML	MML	MML		MML
	American Funds	American Funds	Balanced	BlackRock	BlackRock	MML	Blue Chip
	Core Allocation	Growth	Allocation	iShares® 60/40	iShares® 80/20	Blend	Growth
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	13,377	145,725	43,313	52,109	45,845	980,499	552,711
Identified cost	$150,983	$2,518,784	$386,656	$613,050	$555,090	$20,529,980	$9,781,523
Value	$154,639	$2,758,567	$403,674	$613,325	$586,820	$22,700,838	$10,860,766
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	4	—	—	—	—	—
Total assets	154,639	2,758,571	403,674	613,325	586,820	22,700,838	10,860,766

LIABILITIES
Payable to C.M. Life Insurance Company	2	—	1	1	10	4	6
Total liabilities	2	—	1	1	10	4	6

NET ASSETS (For variable life insurance policies)	$154,637	$2,758,571	$403,673	$613,324	$586,810	$22,700,834	$10,860,760

Outstanding Units
Policy owners	122,958	1,848,322	339,910	488,538	449,411	4,790,780	3,055,540

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$—	$—	$—	$5.20	$7.02
Variable Universal Life	—	—	—	—	—	4.64	4.84
Survivorship Variable Universal Life II	—	—	—	—	—	4.98	5.23
C.M. Life Electrum Select(SM)	1.29	1.55	1.16	—	—	1.29	1.46
APEX VUL	1.25	1.47	1.19	1.26	1.31	1.27	1.48
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

						MML
	MML		MML	MML	MML	Fidelity	MML
	Conservative	MML	Equity	Equity	Equity	Institutional AM®	Focused
	Allocation	Equity	Income	Index	Index	Core Plus Bond	Equity
	Division	Division	Division	Division	Division	Division	Division
ASSETS				(Class II)	(Class III)
Investments
Number of shares	2,330	1,684,523	40,718	2,187,107	227,836	19,477	1,485
Identified cost	$20,410	$45,020,657	$416,291	$64,815,675	$7,995,535	$174,759	$10,716
Value	$20,666	$52,039,138	$424,278	$76,351,900	$7,926,405	$176,461	$10,378
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	8	—	—	—	—	—
Total assets	20,666	52,039,146	424,278	76,351,900	7,926,405	176,461	10,378

LIABILITIES
Payable to C.M. Life Insurance Company	7	—	—	14	666	4	7
Total liabilities	7	—	—	14	666	4	7

NET ASSETS (For variable life insurance policies)	$20,659	$52,039,146	$424,278	$76,351,886	$7,925,739	$176,457	$10,371

Outstanding Units
Policy owners	17,874	11,374,349	313,606	10,767,511	5,698,043	171,855	8,855

UNIT VALUE
Survivorship Variable Universal Life	$—	$5.16	$—	$8.57	$—	$—	$—
Variable Universal Life	—	4.65	—	7.21	—	—	—
Survivorship Variable Universal Life II	—	5.14	—	6.58	—	—	—
C.M. Life Electrum Select(SM)	1.13	1.50	1.39	—	—	0.97	1.27
APEX VUL	1.18	1.29	1.21	—	1.39	1.12	1.17
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

						MML	MML
		MML		MML	MML	Inflation-	Invesco
	MML	Fundamental	MML	Growth	Income &	Protected	Discovery
	Foreign	Equity	Global	Allocation	Growth	and Income	Large Cap
	Division	Division	Division	Division	Division	Division	Division
ASSETS			(Class II)
Investments
Number of shares	74,202	1,790,431	12,553,372	198,384	18,314	188,468	7,706,731
Identified cost	$774,742	$21,127,428	$67,146,073	$1,577,669	$174,384	$1,772,317	$77,067,019
Value	$880,035	$21,449,358	$69,043,547	$1,658,494	$162,082	$1,630,248	$77,915,052
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	—	85	—	—	—	—
Total assets	880,035	21,449,358	69,043,632	1,658,494	162,082	1,630,248	77,915,052

LIABILITIES
Payable to C.M. Life Insurance Company	7	48	—	12	1	10	20
Total liabilities	7	48	—	12	1	10	20

NET ASSETS (For variable life insurance policies)	$880,028	$21,449,310	$69,043,632	$1,658,482	$162,081	$1,630,238	$77,915,032

Outstanding Units
Policy owners	625,717	21,103,026	67,159,197	1,344,846	119,287	888,629	77,112,018

UNIT VALUE
Survivorship Variable Universal Life	$—	$1.01	$1.03	$—	$—	$2.11	$1.01
Variable Universal Life	—	1.01	1.03	—	—	1.97	1.01
Survivorship Variable Universal Life II	—	1.01	1.03	—	—	2.11	1.01
C.M. Life Electrum Select(SM)	1.41	1.44	1.03	1.25	1.45	1.00	—
APEX VUL	1.37	1.34	1.29	1.23	1.24	1.10	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

	MML	MML	MML			MML
	Invesco	Invesco	Loomis Sayles	MML	MML	MFS	MML
	Discovery	Small Cap	Large Cap	Managed	Managed	International	Mid Cap
	Mid Cap	Equity	Growth	Bond	Volatility	Equity	Growth
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	6,310,673	1,679,971	49,003	875,527	177,208	48,481	6,018,909
Identified cost	$63,108,330	$16,799,579	$816,940	$10,431,292	$2,132,077	$553,245	$58,668,491
Value	$63,485,372	$17,906,510	$796,794	$9,781,769	$1,936,683	$603,104	$59,888,143
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	12	—	—	—	—	—	—
Total assets	63,485,384	17,906,510	796,794	9,781,769	1,936,683	603,104	59,888,143

LIABILITIES
Payable to C.M. Life Insurance Company	—	2	9	26	3	7	80
Total liabilities	—	2	9	26	3	7	80

NET ASSETS (For variable life insurance policies)	$63,485,384	$17,906,508	$796,785	$9,781,743	$1,936,680	$603,097	$59,888,063

Outstanding Units
Policy owners	63,145,054	2,561,943	517,484	4,178,002	632,387	462,761	58,623,039

UNIT VALUE
Survivorship Variable Universal Life	$1.01	$6.89	$—	$2.88	$3.14	$—	$1.02
Variable Universal Life	1.01	7.84	—	2.57	2.92	—	1.02
Survivorship Variable Universal Life II	1.01	7.61	—	2.78	3.14	—	1.02
C.M. Life Electrum Select(SM)	1.01	1.26	1.71	1.01	1.27	1.31	1.09
APEX VUL	1.01	1.22	1.47	1.14	1.24	1.27	1.14
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

		MML
	MML	Short-	MML	MML	MML	MML U.S.	Nomura VIP
	Moderate	Duration	Small Cap	Small/Mid Cap	Sustainable	Government	Asset
	Allocation	Bond	Growth Equity	Value	Equity	Money Market	Strategy
	Division	Division	Division	Division	Division	Division	Division
ASSETS							(Standard Class)
Investments
Number of shares	5,525	8,346	711,778	30,837	22,454	13,760,365	2,275
Identified cost	$51,749	$76,310	$8,320,004	$274,294	$366,760	$13,760,365	$23,572
Value	$54,361	$77,201	$8,261,528	$256,870	$371,391	$13,760,365	$22,797
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	—	—	—	—	—	133	—
Total assets	54,361	77,201	8,261,528	256,870	371,391	13,760,498	22,797

LIABILITIES
Payable to C.M. Life Insurance Company	10	6	12	1	6	—	5
Total liabilities	10	6	12	1	6	—	5

NET ASSETS (For variable life insurance policies)	$54,351	$77,195	$8,261,516	$256,869	$371,385	$13,760,498	$22,792

Outstanding Units
Policy owners	45,139	69,259	2,290,062	226,053	264,791	10,541,004	17,937

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$6.68	$—	$—	$1.56	$—
Variable Universal Life	—	—	4.94	—	—	1.39	—
Survivorship Variable Universal Life II	—	—	5.34	—	—	1.43	—
C.M. Life Electrum Select(SM)	1.20	1.11	1.10	1.14	1.41	1.15	—
APEX VUL	1.21	1.12	1.20	1.13	1.27	1.07	1.27
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

					PIMCO
	Nomura VIP		Nomura VIP	Nomura VIP	Commodity	PIMCO	PIMCO
	Emerging	Nomura VIP	Science	Small Cap	RealReturn®	Emerging	Global Bond
	Markets	Growth	and Technology	Value	Strategy	Markets Bond	Opportunities
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	8,847	5,041	6,740	1,606	99,213	—	32
Identified cost	$243,963	$48,754	$184,992	$60,474	$568,947	$1	$311
Value	$353,981	$48,088	$220,123	$64,026	$636,950	$1	$314
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	1	—	—	—	—	—	—
Total assets	353,982	48,088	220,123	64,026	636,950	1	314

LIABILITIES
Payable to C.M. Life Insurance Company	—	2	—	1	—	1	314
Total liabilities	—	2	—	1	—	1	314

NET ASSETS (For variable life insurance policies)	$353,982	$48,086	$220,123	$64,025	$636,950	$—	$—

Outstanding Units
Policy owners	224,341	44,611	129,973	53,996	497,099	—	—

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$—	$—	$—	$—	$—
Variable Universal Life	—	—	—	—	—	—	—
Survivorship Variable Universal Life II	—	—	—	—	—	—	—
C.M. Life Electrum Select(SM)	1.58	—	1.69	1.19	1.28	1.15	1.06
APEX VUL	—	1.08	—	—	—	—	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

					Schwab®	T. Rowe Price
	PIMCO	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price
	High Yield	Income	Real Return	Total Return	Index	Growth	Equity Income
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	29,590	4,838	428	66,425	20,132	117,509	302,340
Identified cost	$214,642	$49,678	$4,988	$607,531	$1,842,104	$5,223,739	$8,357,484
Value	$219,259	$50,073	$5,143	$627,715	$2,027,533	$7,676,855	$8,740,653
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	13	—	—	20	—	—	—
Total assets	219,272	50,073	5,143	627,735	2,027,533	7,676,855	8,740,653

LIABILITIES
Payable to C.M. Life Insurance Company	—	1	—	—	4	9	7
Total liabilities	—	1	—	—	4	9	7

NET ASSETS (For variable life insurance policies)	$219,272	$50,072	$5,143	$627,735	$2,027,529	$7,676,846	$8,740,646

Outstanding Units
Policy owners	185,359	43,179	5,050	619,022	1,483,284	597,041	1,418,286

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$—	$—	$—	$13.46	$6.45
Variable Universal Life	—	—	—	—	—	12.58	6.03
Survivorship Variable Universal Life II	—	—	—	—	—	13.46	6.45
C.M. Life Electrum Select(SM)	1.18	—	1.02	1.01	1.37	—	—
APEX VUL	—	1.16	—	—	—	—	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

	T. Rowe Price	Templeton	Templeton	TOPS®
	Limited-Term	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Bond	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	37,187	334,875	12,447	3,088	7,813	6,180	—
Identified cost	$175,582	$4,595,805	$167,695	$52,372	$184,158	$298,400	$—
Value	$176,640	$5,431,675	$174,262	$52,704	$198,530	$382,063	$—
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	3	3	1	—	—	—	—
Total assets	176,643	5,431,678	174,263	52,704	198,530	382,063	—

LIABILITIES
Payable to C.M. Life Insurance Company	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—

NET ASSETS (For variable life insurance policies)	$176,643	$5,431,678	$174,263	$52,704	$198,530	$382,063	$—

Outstanding Units
Policy owners	158,746	2,117,339	171,525	41,415	149,479	235,100	—

UNIT VALUE
Survivorship Variable Universal Life	$—	$2.84	$—	$—	$—	$—	$—
Variable Universal Life	—	2.48	—	—	—	—	—
Survivorship Variable Universal Life II	—	2.68	—	—	—	—	—
C.M. Life Electrum Select(SM)	1.11	—	1.02	1.27	1.33	1.63	1.45
APEX VUL	—	—	—	—	—	—	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	38,957	36,878	126	—	45,661	93,317	10,206
Identified cost	$937,283	$687,696	$4,467	$—	$1,237,151	$1,082,828	$102,481
Value	$1,021,451	$694,407	$4,605	$—	$1,276,694	$1,079,679	$108,896
Dividends receivable	—	—	—	—	—	—	—
Receivable from C.M. Life Insurance Company	2	—	—	—	—	—	—
Total assets	1,021,453	694,407	4,605	—	1,276,694	1,079,679	108,896

LIABILITIES
Payable to C.M. Life Insurance Company	—	5	—	—	5	2	—
Total liabilities	—	5	—	—	5	2	—

NET ASSETS (For variable life insurance policies)	$1,021,453	$694,402	$4,605	$—	$1,276,689	$1,079,677	$108,896

Outstanding Units
Policy owners	686,837	629,876	3,145	—	1,023,675	1,023,289	96,986

UNIT VALUE
Survivorship Variable Universal Life	$—	$—	$—	$—	$—	$—	$—
Variable Universal Life	—	—	—	—	—	—	—
Survivorship Variable Universal Life II	—	—	—	—	—	—	—
C.M. Life Electrum Select(SM)	1.49	—	1.46	1.06	1.23	0.93	1.12
APEX VUL	—	1.10	—	—	1.25	1.18	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2025

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
Investment income		(Class 1)	(Class 2)			(Class 2)	(Class 1A)
Dividends	$12,382	$—	$283,368	$9	$4,112	$18	$160

Expenses
Mortality and expense risk charge and
administrative expense charges	521	1,278	53,545	1	1,832	1	44

Net investment income (loss)	11,861	(1,278)	229,823	8	2,280	17	116

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(52)	37,764	97,167	78	16,631	85	(969)
Realized gain distribution	—	—	944,124	20	23,105	13	2,933
Realized gain (loss)	(52)	37,764	1,041,291	98	39,736	98	1,964

Change in net unrealized appreciation
(depreciation) of investments	(76)	(22,087)	695,298	16	14,539	62	679

Net gain (loss) on investments	(128)	15,677	1,736,589	114	54,275	160	2,643

Net increase (decrease) in net assets
resulting from operations	11,733	14,399	1,966,412	122	56,555	177	2,759
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
		(Class 1)	(Class 2)			(Class 2)	(Class 1A)
Capital transactions:
Transfer of net premiums	59,276	26,026	365,391	683	92,677	7,046	16,526
Transfers due to death benefits	—	—	(11,135)	—	—	—	—
Transfers due to withdrawal of funds	(2)	4	(196,790)	(1)	4	(34)	2
Transfers due to policy loans, net of repayments	—	—	(39,588)	—	—	—	—
Transfers due to charges for administrative and insurance costs	(2,269)	(2,968)	(373,602)	(14)	(4,370)	(2,047)	(349)
Transfers between Divisions and
(to) from General Account	24,714	(546,610)	268,555	(67)	(221,947)	124	(781)

Net increase (decrease) in net assets
resulting from capital transactions	81,719	(523,548)	12,831	601	(133,636)	5,089	15,398
Total increase (decrease)	93,452	(509,149)	1,979,243	723	(77,081)	5,266	18,157

NET ASSETS, at beginning of the year	111,712	509,149	12,860,723	—	370,777	10	—

NET ASSETS, at end of the year	$205,164	$—	$14,839,966	$723	$293,696	$5,276	$18,157
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

		American Funds			American Funds	American Funds	American Funds
	American Funds	Insurance Series®	American Funds	American Funds	Insurance Series®	Insurance Series®	Insurance Series®
	Insurance Series®	International	Insurance Series®	Insurance Series®	The Bond	Washington	Washington
	Growth-Income	Growth and Income	New World	New World	Fund of America	Mutual Investors	Mutual Investors
	Division	Division	Division	Division	Division	Division	Division
Investment income	(Class 2)		(Class 1)	(Class 2)		(Class 1A)	(Class 2)
Dividends	$136,707	$4,977	$704	$507	$4,278	$24,542	$2,756

Expenses
Mortality and expense risk charge and
administrative expense charges	62,138	816	261	20	302	3,656	75

Net investment income (loss)	74,569	4,161	443	487	3,976	20,886	2,681

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	284,710	2,033	2,283	357	(132)	484	1,092
Realized gain distribution	2,424,072	—	1,720	218	—	102,405	355
Realized gain (loss)	2,708,782	2,033	4,003	575	(132)	102,889	1,447

Change in net unrealized appreciation
(depreciation) of investments	(410,027)	32,989	6,862	3,367	2,106	79,834	4,512

Net gain (loss) on investments	2,298,755	35,022	10,865	3,942	1,974	182,723	5,959

Net increase (decrease) in net assets
resulting from operations	2,373,324	39,183	11,308	4,429	5,950	203,609	8,640
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

		American Funds			American Funds	American Funds	American Funds
	American Funds	Insurance Series®	American Funds	American Funds	Insurance Series®	Insurance Series®	Insurance Series®
	Insurance Series®	International	Insurance Series®	Insurance Series®	The Bond	Washington	Washington
	Growth-Income	Growth and Income	New World	New World	Fund of America	Mutual Investors	Mutual Investors
	Division	Division	Division	Division	Division	Division	Division
	(Class 2)		(Class 1)	(Class 2)		(Class 1A)	(Class 2)
Capital transactions:
Transfer of net premiums	236,325	103,505	15,464	55,280	25,141	200,857	300,189
Transfers due to death benefits	(67,482)	—	—	—	—	—	—
Transfers due to withdrawal of funds	(227,487)	(17)	(1)	(197)	(6,053)	—	(253)
Transfers due to policy loans, net of repayments	(56,886)	—	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(309,911)	(1,882)	(683)	(6,091)	(1,320)	(9,441)	(16,639)
Transfers between Divisions and
(to) from General Account	(161,699)	(23,594)	2,227	3,301	(113)	1,427,804	9,341

Net increase (decrease) in net assets
resulting from capital transactions	(587,140)	78,012	17,007	52,293	17,655	1,619,220	292,638
Total increase (decrease)	1,786,184	117,195	28,315	56,722	23,605	1,822,829	301,278

NET ASSETS, at beginning of the year	14,141,103	119,314	29,523	—	83,473	52,091	16

NET ASSETS, at end of the year	$15,927,287	$236,509	$57,838	$56,722	$107,078	$1,874,920	$301,294
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

						Columbia Variable
		Black Rock	Black Rock	Black Rock	BNY Mellon	Portfolio -	Dimensional
	Black Rock	Small Cap	Small Cap	Total Return	MidCap	Contrarian	VA Global
	High Yield V.I.	Index V.I.	Index V.I.	V.I.	Stock	Core	Bond
	Division	Division	Division	Division	Division	Division	Division
Investment income		(Class I)	(Class III)
Dividends	$25,947	$7,086	$5,007	$11,800	$678	$—	$6,248

Expenses
Mortality and expense risk charge and
administrative expense charges	1,714	390	3,128	1,158	654	6	323

Net investment income (loss)	24,233	6,696	1,879	10,642	24	(6)	5,925

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,595	(9,412)	16,517	(665)	3,131	328	75
Realized gain distribution	1,359	23,195	22,215	292	13,992	—	—
Realized gain (loss)	3,954	13,783	38,732	(373)	17,123	328	75

Change in net unrealized appreciation
(depreciation) of investments	5,993	47,269	41,386	10,465	20,304	843	(4,298)

Net gain (loss) on investments	9,947	61,052	80,118	10,092	37,427	1,171	(4,223)

Net increase (decrease) in net assets
resulting from operations	34,180	67,748	81,997	20,734	37,451	1,165	1,702
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

						Columbia Variable
		Black Rock	Black Rock	Black Rock	BNY Mellon	Portfolio -	Dimensional
	Black Rock	Small Cap	Small Cap	Total Return	MidCap	Contrarian	VA Global
	High Yield V.I.	Index V.I.	Index V.I.	V.I.	Stock	Core	Bond
	Division	Division	Division	Division	Division	Division	Division
		(Class I)	(Class III)
Capital transactions:
Transfer of net premiums	203,095	555,522	420,835	208,157	417,255	23,128	168,655
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	108	(761)	(50,323)	83	(11,052)	(29)	1
Transfers due to policy loans, net of repayments	—	(11,798)	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(3,801)	(77,177)	(6,496)	(3,784)	(5,538)	(3,089)	(506)
Transfers between Divisions and
(to) from General Account	186,973	130,677	(25,269)	(66,394)	(62,727)	3,594	3,360

Net increase (decrease) in net assets
resulting from capital transactions	386,375	596,463	338,747	138,062	337,938	23,604	171,510
Total increase (decrease)	420,555	664,211	420,744	158,796	375,389	24,769	173,212

NET ASSETS, at beginning of the year	228,156	173,378	315,273	128,612	178,885	—	4,460

NET ASSETS, at end of the year	$648,711	$837,589	$736,017	$287,408	$554,274	$24,769	$177,672
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

						Eaton Vance
	Dimensional	Dimensional	Dimensional	Dimensional	DWS	VT	Fidelity®
	VA International	VA U.S. Large	VA U.S. Targeted	VIT Inflation-	Small Cap	Floating-Rate	VIP
	Small	Value	Value	Protected Securities	Index	Income	Bond Index
	Division	Division	Division	Division	Division	Division	Division
Investment income							(Initial Class)
Dividends	$2,485	$42	$1,276	$7,624	$63,165	$378	$22,923

Expenses
Mortality and expense risk charge and
administrative expense charges	535	7	709	829	19,148	19	439

Net investment income (loss)	1,950	35	567	6,795	44,017	359	22,484

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	21,411	14	3,541	(532)	(45,132)	(1)	(1,568)
Realized gain distribution	3,007	132	5,772	—	269,748	—	—
Realized gain (loss)	24,418	146	9,313	(532)	224,616	(1)	(1,568)

Change in net unrealized appreciation
(depreciation) of investments	(1,018)	140	1,050	1,156	302,765	(147)	4,625

Net gain (loss) on investments	23,400	286	10,363	624	527,381	(148)	3,057

Net increase (decrease) in net assets
resulting from operations	25,350	321	10,930	7,419	571,398	211	25,541
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

						Eaton Vance
	Dimensional	Dimensional	Dimensional	Dimensional	DWS	VT	Fidelity®
	VA International	VA U.S. Large	VA U.S. Targeted	VIT Inflation-	Small Cap	Floating-Rate	VIP
	Small	Value	Value	Protected Securities	Index	Income	Bond Index
	Division	Division	Division	Division	Division	Division	Division
							(Initial Class)
Capital transactions:
Transfer of net premiums	88,699	21	6,860	108,303	74,941	—	923,774
Transfers due to death benefits	—	—	—	—	(12,767)	—	—
Transfers due to withdrawal of funds	(78,407)	(1)	(98,159)	(20,220)	(56,933)	1	(737)
Transfers due to policy loans, net of repayments	—	—	—	—	(31,348)	—	(12,111)
Transfers due to charges for administrative and insurance costs	(1,883)	(8)	(2,491)	(1,970)	(85,282)	(79)	(57,879)
Transfers between Divisions and
(to) from General Account	3,152	2,011	57,195	986	132,851	1,285	158,287

Net increase (decrease) in net assets
resulting from capital transactions	11,561	2,023	(36,595)	87,099	21,462	1,207	1,011,334
Total increase (decrease)	36,911	2,344	(25,665)	94,518	592,860	1,418	1,036,875

NET ASSETS, at beginning of the year	67,707	—	99,861	100,545	4,614,200	4,799	195,508

NET ASSETS, at end of the year	$104,618	$2,344	$74,196	$195,063	$5,207,060	$6,217	$1,232,383
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

			Fidelity®	Fidelity®
	Fidelity®	Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	Extended	Extended	VIP	VIP	VIP
	Bond Index	Contrafund®	Market Index	Market Index	Freedom 2020	Freedom 2025	Freedom 2030
	Division	Division	Division	Division	Division	Division	Division
Investment income	(Service Class 2)		(Initial Class)	(Service Class)
Dividends	$46,758	$151,844	$6,830	$5,817	$26	$1,015	$10,145

Expenses
Mortality and expense risk charge and
administrative expense charges	3,451	492,491	394	1,643	5	255	1,936

Net investment income (loss)	43,307	(340,647)	6,436	4,174	21	760	8,209

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,054	3,972,849	5,625	16,607	(15)	3,063	30,876
Realized gain distribution	—	17,332,050	—	—	227	3,094	19,051
Realized gain (loss)	1,054	21,304,899	5,625	16,607	212	6,157	49,927

Change in net unrealized appreciation
(depreciation) of investments	33,721	(366,866)	42,676	50,398	(30)	1,609	12,224

Net gain (loss) on investments	34,775	20,938,033	48,301	67,005	182	7,766	62,151

Net increase (decrease) in net assets
resulting from operations	78,082	20,597,386	54,737	71,179	203	8,526	70,360
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

			Fidelity®	Fidelity®
	Fidelity®	Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	Extended	Extended	VIP	VIP	VIP
	Bond Index	Contrafund®	Market Index	Market Index	Freedom 2020	Freedom 2025	Freedom 2030
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:	(Service Class 2)		(Initial Class)	(Service Class)
Transfer of net premiums	1,056,008	3,439,654	1,110,348	92,582	—	1,269	93,332
Transfers due to death benefits	—	(1,807,078)	—	—	—	—	—
Transfers due to withdrawal of funds	(1,754)	(2,923,653)	391	193	1	—	(59,133)
Transfers due to policy loans, net of repayments	—	(1,645,271)	(11,437)	—	—	—	—
Transfers due to charges for administrative and insurance costs	(16,671)	(2,726,550)	(74,735)	(5,509)	(18)	(1,121)	(4,872)
Transfers between Divisions and
(to) from General Account	(24,390)	131,255	146,205	39,295	(3,724)	(57,081)	(20,984)

Net increase (decrease) in net assets
resulting from capital transactions	1,013,193	(5,531,643)	1,170,772	126,561	(3,741)	(56,933)	8,343
Total increase (decrease)	1,091,275	15,065,743	1,225,509	197,740	(3,538)	(48,407)	78,703

NET ASSETS, at beginning of the year	595,445	101,135,005	131,226	456,803	4,147	84,369	382,806

NET ASSETS, at end of the year	$1,686,720	$116,200,748	$1,356,735	$654,543	$609	$35,962	$461,509
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Freedom 2065
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$8,561	$40,024	$2,501	$14,282	$3,337	$4,666	$327

Expenses
Mortality and expense risk charge and
administrative expense charges	1,361	8,598	1,171	4,035	865	1,300	58

Net investment income (loss)	7,200	31,426	1,330	10,247	2,472	3,366	269

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	11,002	20,639	21,812	14,374	5,531	12,880	248
Realized gain distribution	15,849	139,510	8,639	64,181	11,730	20,760	398
Realized gain (loss)	26,851	160,149	30,451	78,555	17,261	33,640	646

Change in net unrealized appreciation
(depreciation) of investments	19,829	190,106	5,806	95,472	18,666	21,403	1,943

Net gain (loss) on investments	46,680	350,255	36,257	174,027	35,927	55,043	2,589

Net increase (decrease) in net assets
resulting from operations	53,880	381,681	37,587	184,274	38,399	58,409	2,858
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Freedom 2065
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	78,435	562,737	47,300	267,030	56,143	61,431	646
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	(1)	(14,040)	1	(2,622)	1	(2,623)	—
Transfers due to policy loans, net of repayments	—	—	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(2,578)	(36,858)	(3,642)	(17,163)	(1,340)	(3,902)	(222)
Transfers between Divisions and
(to) from General Account	91,633	(56,210)	7,980	(115,659)	33,771	1,294	21,791

Net increase (decrease) in net assets
resulting from capital transactions	167,489	455,629	51,639	131,586	88,575	56,200	22,215
Total increase (decrease)	221,369	837,310	89,226	315,860	126,974	114,609	25,073

NET ASSETS, at beginning of the year	223,084	1,741,302	106,765	814,403	152,782	257,289	1,879

NET ASSETS, at end of the year	$444,453	$2,578,612	$195,991	$1,130,263	$279,756	$371,898	$26,952
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom Income	Growth	Health Care	Index 500	International Index	International Index	Overseas
	Division	Division	Division	Division	Division	Division	Division
Investment income				(Service Class)	(Initial Class)	(Service Class 2)
Dividends	$13,620	$843	$409	$56,750	$25,800	$19,662	$3,042

Expenses
Mortality and expense risk charge and
administrative expense charges	1,698	1,896	87	21,447	570	2,035	651

Net investment income (loss)	11,922	(1,053)	322	35,303	25,230	17,627	2,391

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,437)	35,587	(1,532)	297,955	36,297	9,777	773
Realized gain distribution	142	53,269	5,191	22,399	—	—	16,733
Realized gain (loss)	(1,295)	88,856	3,659	320,354	36,297	9,777	17,506

Change in net unrealized appreciation
(depreciation) of investments	26,754	(26,509)	10,562	511,028	92,957	164,307	6,429

Net gain (loss) on investments	25,459	62,347	14,221	831,382	129,254	174,084	23,935

Net increase (decrease) in net assets
resulting from operations	37,381	61,294	14,543	866,685	154,484	191,711	26,326
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom Income	Growth	Health Care	Index 500	International Index	International Index	Overseas
	Division	Division	Division	Division	Division	Division	Division
				(Service Class)	(Initial Class)	(Service Class 2)
Capital transactions:
Transfer of net premiums	113,336	57,209	51,441	2,115,076	1,453,106	144,100	50,983
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	1	(1)	(170)	(128,303)	(204)	(5,175)	(27)
Transfers due to policy loans, net of repayments	—	—	(4,082)	—	(12,756)	—	(2,318)
Transfers due to charges for administrative and insurance costs	(2,360)	(6,505)	(12,021)	(65,240)	(99,754)	(9,074)	(8,458)
Transfers between Divisions and
(to) from General Account	(111,074)	(429,702)	4,269	(323,451)	213,465	103,422	27,581

Net increase (decrease) in net assets
resulting from capital transactions	(97)	(378,999)	39,437	1,598,082	1,553,857	233,273	67,761
Total increase (decrease)	37,284	(317,705)	53,980	2,464,767	1,708,341	424,984	94,087

NET ASSETS, at beginning of the year	391,005	754,310	74,520	3,650,760	197,526	476,603	127,757

NET ASSETS, at end of the year	$428,289	$436,605	$128,500	$6,115,527	$1,905,867	$901,587	$221,844
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

			Fidelity®	Fidelity®	Fidelity®	Franklin	Franklin
	Fidelity®	Fidelity®	VIP	VIP	VIP	Small Cap	Strategic
	VIP	VIP	Strategic	Total Market	Total Market	Value	Income
	Real Estate	Real Estate	Income	Index	Index	VIP	VIP
	Division	Division	Division	Division	Division	Division	Division
Investment income	(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
Dividends	$1,458	$1,428	$2,399	$25,669	$239	$50,093	$18,982

Expenses
Mortality and expense risk charge and
administrative expense charges	36	233	46	1,858	50	19,849	872

Net investment income (loss)	1,422	1,195	2,353	23,811	189	30,244	18,110

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	185	(102)	64	24,463	314	(53,601)	205
Realized gain distribution	32	31	—	—	—	390,679	4
Realized gain (loss)	217	(71)	64	24,463	314	337,078	209

Change in net unrealized appreciation
(depreciation) of investments	(1,093)	(464)	1,307	335,093	4,065	(32,258)	8,065

Net gain (loss) on investments	(876)	(535)	1,371	359,556	4,379	304,820	8,274

Net increase (decrease) in net assets
resulting from operations	546	660	3,724	383,367	4,568	335,064	26,384
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

			Fidelity®	Fidelity®	Fidelity®	Franklin	Franklin
	Fidelity®	Fidelity®	VIP	VIP	VIP	Small Cap	Strategic
	VIP	VIP	Strategic	Total Market	Total Market	Value	Income
	Real Estate	Real Estate	Income	Index	Index	VIP	VIP
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:	(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
Transfer of net premiums	64,274	28,646	53,000	3,598,343	—	148,616	258,442
Transfers due to death benefits	—	—	—	—	—	(1,211)	—
Transfers due to withdrawal of funds	(253)	(1,014)	(337)	323	—	(93,695)	—
Transfers due to policy loans, net of repayments	—	—	—	(11,566)	—	(43,908)	—
Transfers due to charges for administrative and insurance costs	(6,827)	(131)	(19,985)	(382,532)	(273)	(139,386)	(5,505)
Transfers between Divisions and
(to) from General Account	4,125	1,591	5,298	300,001	30,870	96,572	—

Net increase (decrease) in net assets
resulting from capital transactions	61,319	29,092	37,976	3,504,569	30,597	(33,012)	252,937
Total increase (decrease)	61,865	29,752	41,700	3,887,936	35,165	302,052	279,321

NET ASSETS, at beginning of the year	17,164	42,335	32,919	461,972	—	4,689,824	143,988

NET ASSETS, at end of the year	$79,029	$72,087	$74,619	$4,349,908	$35,165	$4,991,876	$423,309
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Goldman	Goldman	Goldman	Goldman	Goldman
	Sachs	Sachs	Sachs	Sachs	Sachs		Invesco V.I.
	Core Fixed	International	Mid Cap	Mid Cap	Strategic	Invesco V.I.	Discovery
	Income	Equity Insights	Growth	Value	Growth	Core Plus Bond	Large Cap
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$16	$43,004	$—	$3,484	$—	$122,793	$—

Expenses
Mortality and expense risk charge and
administrative expense charges	1	4,038	208	1,037	38,510	12,401	288,280

Net investment income (loss)	15	38,966	(208)	2,447	(38,510)	110,392	(288,280)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1	5,776	1,130	7,370	375,363	(376,150)	16,895,093
Realized gain distribution	—	210,940	10,513	31,590	1,485,038	—	8,938,106
Realized gain (loss)	1	216,716	11,643	38,960	1,860,401	(376,150)	25,833,199

Change in net unrealized appreciation
(depreciation) of investments	14	65,398	(7,236)	(17,935)	(276,686)	450,523	(17,588,564)

Net gain (loss) on investments	15	282,114	4,407	21,025	1,583,715	74,373	8,244,635

Net increase (decrease) in net assets
resulting from operations	30	321,080	4,199	23,472	1,545,205	184,765	7,956,355
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Goldman	Goldman	Goldman	Goldman	Goldman
	Sachs	Sachs	Sachs	Sachs	Sachs		Invesco V.I.
	Core Fixed	International	Mid Cap	Mid Cap	Strategic	Invesco V.I.	Discovery
	Income	Equity Insights	Growth	Value	Growth	Core Plus Bond	Large Cap
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	—	1,240,002	—	17,523	114,290	106,948	1,204,815
Transfers due to death benefits	—	—	—	—	(17,321)	(16,227)	(1,135,783)
Transfers due to withdrawal of funds	—	(11,494)	(1)	(429)	(119,490)	(217,429)	(1,466,204)
Transfers due to policy loans, net of repayments	—	—	—	—	(63,919)	(31,633)	(969,365)
Transfers due to charges for administrative and insurance costs	(7)	(14,822)	(188)	(1,970)	(225,819)	(105,123)	(1,583,180)
Transfers between Divisions and
(to) from General Account	9	7,723	(6,484)	932	(334,179)	104,612	(77,210,389)

Net increase (decrease) in net assets
resulting from capital transactions	2	1,221,409	(6,673)	16,056	(646,438)	(158,852)	(81,160,106)
Total increase (decrease)	32	1,542,489	(2,474)	39,528	898,767	25,913	(73,203,751)

NET ASSETS, at beginning of the year	410	246,404	63,057	242,702	9,104,557	2,812,874	73,203,751

NET ASSETS, at end of the year	$442	$1,788,893	$60,583	$282,230	$10,003,324	$2,838,787	$—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery	Diversified	Invesco V.I.	Global	Global	Government	Health
	Mid Cap Growth	Dividend	Global	Real Estate	Strategic Income	Money Market	Care
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$—	$28,112	$—	$8,386	$448,150	$41,261	$—

Expenses
Mortality and expense risk charge and
administrative expense charges	256,327	5,640	267,481	1,223	33,244	4,520	5,438

Net investment income (loss)	(256,327)	22,472	(267,481)	7,163	414,906	36,741	(5,438)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,635,528	4,852	54,597	290	(61,942)	—	5,428
Realized gain distribution	5,285,726	134,414	12,142,413	—	—	—	48,410
Realized gain (loss)	6,921,254	139,266	12,197,010	290	(61,942)	—	53,838

Change in net unrealized appreciation
(depreciation) of investments	(4,139,519)	68,587	(4,430,032)	21,586	530,616	—	112,453

Net gain (loss) on investments	2,781,735	207,853	7,766,978	21,876	468,674	—	166,291

Net increase (decrease) in net assets
resulting from operations	2,525,408	230,325	7,499,497	29,039	883,580	36,741	160,853
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery	Diversified	Invesco V.I.	Global	Global	Government	Health
	Mid Cap Growth	Dividend	Global	Real Estate	Strategic Income	Money Market	Care
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	1,468,870	584,665	1,415,800	258,442	442,278	1,664,041	19,518
Transfers due to death benefits	(611,983)	—	(497,290)	—	(55,751)	—	(7,721)
Transfers due to withdrawal of funds	(1,606,056)	(3,521)	(1,497,941)	10	(115,267)	48	(3,981)
Transfers due to policy loans, net of repayments	(775,253)	(5,971)	(1,024,271)	—	(94,369)	—	(35,778)
Transfers due to charges for administrative and insurance costs	(1,301,420)	(47,903)	(1,511,494)	(5,416)	(331,565)	(15,413)	(34,346)
Transfers between Divisions and
(to) from General Account	(63,526,568)	550	(67,194,327)	—	137,864	77,529	(61,594)

Net increase (decrease) in net assets
resulting from capital transactions	(66,352,410)	527,820	(70,309,523)	253,036	(16,810)	1,726,205	(123,902)
Total increase (decrease)	(63,827,002)	758,145	(62,810,026)	282,075	866,770	1,762,946	36,951

NET ASSETS, at beginning of the year	63,827,002	1,114,688	62,810,026	137,918	7,193,941	5,575	1,186,791

NET ASSETS, at end of the year	$—	$1,872,833	$—	$419,993	$8,060,711	$1,768,521	$1,223,742
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Invesco V.I.		Invesco V.I.		Janus	Janus	Janus
	International	Invesco V.I.	Small Cap	Invesco V.I.	Henderson	Henderson	Henderson
	Growth	Main Street	Equity	Technology	Balanced	Enterprise	Forty
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$16,748	$109,728	$—	$—	$81,422	$47	$19,880

Expenses
Mortality and expense risk charge and
administrative expense charges	18,245	79,635	973	9,966	22,407	23	118,947

Net investment income (loss)	(1,497)	30,093	(973)	(9,966)	59,015	24	(99,067)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(95,843)	493,379	(312)	(149,633)	193,405	218	1,292,972
Realized gain distribution	449,178	1,255,011	12,632	239,966	148,326	542	3,280,725
Realized gain (loss)	353,335	1,748,390	12,320	90,333	341,731	760	4,573,697

Change in net unrealized appreciation
(depreciation) of investments	302,351	899,450	8,378	285,629	237,723	1,360	51,998

Net gain (loss) on investments	655,686	2,647,840	20,698	375,962	579,454	2,120	4,625,695

Net increase (decrease) in net assets
resulting from operations	654,189	2,677,933	19,725	365,996	638,469	2,144	4,526,628
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Invesco V.I.		Invesco V.I.		Janus	Janus	Janus
	International	Invesco V.I.	Small Cap	Invesco V.I.	Henderson	Henderson	Henderson
	Growth	Main Street	Equity	Technology	Balanced	Enterprise	Forty
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	589,963	340,523	60,088	62,199	102,926	29,292	376,376
Transfers due to death benefits	(4,023)	(102,606)	—	—	(948)	—	(83,604)
Transfers due to withdrawal of funds	(54,927)	(653,679)	11	(61,943)	(249,027)	(104)	(2,001,993)
Transfers due to policy loans, net of repayments	(75,353)	(218,022)	—	(26,423)	(32,765)	—	(301,954)
Transfers due to charges for administrative and insurance costs	(187,002)	(324,359)	(2,500)	(89,099)	(143,793)	(5,672)	(526,403)
Transfers between Divisions and
(to) from General Account	221,014	(21,271,523)	13	109,142	18,849	38,331	28,238

Net increase (decrease) in net assets
resulting from capital transactions	489,672	(22,229,666)	57,612	(6,124)	(304,758)	61,847	(2,509,340)
Total increase (decrease)	1,143,861	(19,551,733)	77,337	359,872	333,711	63,991	2,017,288

NET ASSETS, at beginning of the year	3,772,859	19,551,733	272,758	1,956,744	4,635,467	—	26,406,823

NET ASSETS, at end of the year	$4,916,720	$—	$350,095	$2,316,616	$4,969,178	$63,991	$28,424,111
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Janus	Janus Henderson		LVIP American	LVIP American	LVIP American
	Henderson	Global	Janus	Century	Century	Century	LVIP American
	Global	Technology and	Henderson	Capital	Disciplined	Inflation	Century
	Research	Innovation	Overseas	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$98,023	$—	$2	$—	$533,612	$12,090	$3,875

Expenses
Mortality and expense risk charge and
administrative expense charges	75,449	220	—	482	148,026	348	805

Net investment income (loss)	22,574	(220)	2	(482)	385,586	11,742	3,070

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	854,543	798	1	16,455	(55,160)	38	26,161
Realized gain distribution	1,461,878	16,366	—	28,679	—	—	—
Realized gain (loss)	2,316,421	17,164	1	45,134	(55,160)	38	26,161

Change in net unrealized appreciation
(depreciation) of investments	800,123	28,787	13	(34,249)	3,938,761	(3,145)	14,881

Net gain (loss) on investments	3,116,544	45,951	14	10,885	3,883,601	(3,107)	41,042

Net increase (decrease) in net assets
resulting from operations	3,139,118	45,731	16	10,403	4,269,187	8,635	44,112
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	Janus	Janus Henderson		LVIP American	LVIP American	LVIP American
	Henderson	Global	Janus	Century	Century	Century	LVIP American
	Global	Technology and	Henderson	Capital	Disciplined	Inflation	Century
	Research	Innovation	Overseas	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	303,968	234,866	442	62,778	822,187	103,377	170,431
Transfers due to death benefits	(307,559)	—	—	—	(608,363)	—	—
Transfers due to withdrawal of funds	(448,252)	402	(3)	435	(568,767)	7	(219)
Transfers due to policy loans, net of repayments	(223,481)	—	—	—	(345,135)	—	—
Transfers due to charges for administrative and insurance costs	(321,061)	(32,569)	(136)	(2,198)	(946,904)	(2,194)	(2,270)
Transfers between Divisions and
(to) from General Account	9,572	16,901	348	(52,104)	(31,781)	—	(104,460)

Net increase (decrease) in net assets
resulting from capital transactions	(986,813)	219,600	651	8,911	(1,678,763)	101,190	63,482
Total increase (decrease)	2,152,305	265,331	667	19,314	2,590,424	109,825	107,594

NET ASSETS, at beginning of the year	16,032,318	116,829	—	159,205	30,760,663	56,709	234,598

NET ASSETS, at end of the year	$18,184,623	$382,160	$667	$178,519	$33,351,087	$166,534	$342,192
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	LVIP American	MFS®	MFS®	MFS®	MFS®	MFS®	MFS®
	Century	Global	Growth	International	Investors	Mid Cap	New
	Value	Real Estate	Series	Intrinsic Value	Trust	Value	Discovery
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$47,783	$848	$—	$1,024	$3,579	$3,085	$—

Expenses
Mortality and expense risk charge and
administrative expense charges	12,224	138	1,590	222	770	1,020	6,597

Net investment income (loss)	35,559	710	(1,590)	802	2,809	2,065	(6,597)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	27,598	(42)	410	664	(9,247)	9,531	(97,913)
Realized gain distribution	225,674	—	80,965	3,711	91,606	26,851	—
Realized gain (loss)	253,272	(42)	81,375	4,375	82,359	36,382	(97,913)

Change in net unrealized appreciation
(depreciation) of investments	133,006	373	(30,656)	12,520	(58,718)	(20,690)	264,572

Net gain (loss) on investments	386,278	331	50,719	16,895	23,641	15,692	166,659

Net increase (decrease) in net assets
resulting from operations	421,837	1,041	49,129	17,697	26,450	17,757	160,062
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	LVIP American	MFS®	MFS®	MFS®	MFS®	MFS®	MFS®
	Century	Global	Growth	International	Investors	Mid Cap	New
	Value	Real Estate	Series	Intrinsic Value	Trust	Value	Discovery
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	71,837	10,231	—	1,874	3,996	36,549	29,224
Transfers due to death benefits	(16,695)	—	—	—	(2,270)	—	—
Transfers due to withdrawal of funds	(35,495)	(10,752)	1,717	19	(29,038)	349	(41,524)
Transfers due to policy loans, net of repayments	(31,463)	—	—	—	(459)	—	(30,093)
Transfers due to charges for administrative and insurance costs	(84,117)	(917)	(7,010)	(450)	(11,897)	(4,188)	(33,998)
Transfers between Divisions and
(to) from General Account	(10,419)	(10,081)	603,634	26,914	412	(70,644)	(15,013)

Net increase (decrease) in net assets
resulting from capital transactions	(106,352)	(11,519)	598,341	28,357	(39,256)	(37,934)	(91,404)
Total increase (decrease)	315,485	(10,478)	647,470	46,054	(12,806)	(20,177)	68,658

NET ASSETS, at beginning of the year	2,771,615	38,495	22,700	51,587	214,951	280,300	1,350,511

NET ASSETS, at end of the year	$3,087,100	$28,017	$670,170	$97,641	$202,145	$260,123	$1,419,169
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

			MML	MML
		MML	American	American Century	MML	MML	MML
	MFS®	Aggressive	Century	Small	American Funds	American Funds	Balanced
	Value	Allocation	Mid Cap Value	Company Value	Core Allocation	Growth	Allocation
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$26,483	$15,508	$11,538	$215	$1,621	$—	$8,327

Expenses
Mortality and expense risk charge and
administrative expense charges	5,077	1,323	1,618	16	81	1,669	452

Net investment income (loss)	21,406	14,185	9,920	199	1,540	(1,669)	7,875

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	19,178	3,014	(633)	(459)	1,318	33,271	1,511
Realized gain distribution	123,199	31,339	30,336	—	4,522	135,282	274
Realized gain (loss)	142,377	34,353	29,703	(459)	5,840	168,553	1,785

Change in net unrealized appreciation
(depreciation) of investments	1,184	81,312	(3,354)	14	3,772	167,319	17,524

Net gain (loss) on investments	143,561	115,665	26,349	(445)	9,612	335,872	19,309

Net increase (decrease) in net assets
resulting from operations	164,967	129,850	36,269	(246)	11,152	334,203	27,184
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

			MML	MML
		MML	American	American Century	MML	MML	MML
	MFS®	Aggressive	Century	Small	American Funds	American Funds	Balanced
	Value	Allocation	Mid Cap Value	Company Value	Core Allocation	Growth	Allocation
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	710,225	1,205,606	258,913	21,587	137,573	1,855,858	320,931
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	(4,285)	(9,987)	(1,450)	(194)	(1,009)	(11,665)	(4,144)
Transfers due to policy loans, net of repayments	—	(1,000)	(4,321)	(3,817)	(4,576)	(7,137)	—
Transfers due to charges for administrative and insurance costs	(10,333)	(254,746)	(13,921)	(4,609)	(32,407)	(242,855)	(70,675)
Transfers between Divisions and
(to) from General Account	(232,881)	75,219	(52,409)	790	8,999	48,956	(7,738)

Net increase (decrease) in net assets
resulting from capital transactions	462,726	1,015,092	186,812	13,757	108,580	1,643,157	238,374
Total increase (decrease)	627,693	1,144,942	223,081	13,511	119,732	1,977,360	265,558

NET ASSETS, at beginning of the year	995,260	499,726	229,394	8,588	34,905	781,211	138,115

NET ASSETS, at end of the year	$1,622,953	$1,644,668	$452,475	$22,099	$154,637	$2,758,571	$403,673
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	MML	MML		MML	MML	MML
	BlackRock	BlackRock	MML	Blue Chip	Conservative	Dynamic	MML
	iShares® 60/40	iShares® 80/20	Blend	Growth	Allocation	Bond	Equity
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$11,909	$8,124	$440,738	$—	$751	$15,739	$999,972

Expenses
Mortality and expense risk charge and
administrative expense charges	165	346	92,967	38,492	52	347	242,531

Net investment income (loss)	11,744	7,778	347,771	(38,492)	699	15,392	757,441

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,262	15,285	46,539	229,651	462	(16,095)	524,236
Realized gain distribution	5,361	4,391	742,943	1,964,883	—	—	5,977,038
Realized gain (loss)	7,623	19,676	789,482	2,194,534	462	(16,095)	6,501,274

Change in net unrealized appreciation
(depreciation) of investments	512	30,131	1,386,960	(261,246)	715	4,163	543,667

Net gain (loss) on investments	8,135	49,807	2,176,442	1,933,288	1,177	(11,932)	7,044,941

Net increase (decrease) in net assets
resulting from operations	19,879	57,585	2,524,213	1,894,796	1,876	3,460	7,802,382
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	MML	MML		MML	MML	MML
	BlackRock	BlackRock	MML	Blue Chip	Conservative	Dynamic	MML
	iShares® 60/40	iShares® 80/20	Blend	Growth	Allocation	Bond	Equity
	Division	Division	Division	Division	Division	Division	Division

Capital transactions:
Transfer of net premiums	607,168	557,274	688,208	1,537,187	22,348	33,342	1,499,476
Transfers due to death benefits	—	—	(217,730)	—	—	—	(1,101,141)
Transfers due to withdrawal of funds	(1,087)	(49,166)	(354,343)	(933,359)	(5)	(16)	(1,351,668)
Transfers due to policy loans, net of repayments	(407)	(11,094)	(300,650)	(65,576)	—	—	(771,354)
Transfers due to charges for administrative and insurance costs	(33,990)	(96,282)	(857,418)	(392,256)	(10,846)	(1,456)	(1,658,781)
Transfers between Divisions and
(to) from General Account	455	24,371	100,094	(129,911)	(10,600)	(254,579)	22,897

Net increase (decrease) in net assets
resulting from capital transactions	572,139	425,103	(941,839)	16,085	897	(222,709)	(3,360,571)
Total increase (decrease)	592,018	482,688	1,582,374	1,910,881	2,773	(219,249)	4,441,811

NET ASSETS, at beginning of the year	21,306	104,122	21,118,460	8,949,879	17,886	219,249	47,597,335

NET ASSETS, at end of the year	$613,324	$586,810	$22,700,834	$10,860,760	$20,659	$—	$52,039,146
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

				MML
	MML	MML	MML	Fidelity	MML		MML
	Equity	Equity	Equity	Institutional AM®	Focused	MML	Fundamental
	Income	Index	Index	Core Plus Bond	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
Investment income		(Class II)	(Class III)
Dividends	$4,658	$858,033	$58,151	$1,661	$81	$19,419	$260

Expenses
Mortality and expense risk charge and
administrative expense charges	1,423	310,099	3,605	231	8	2,965	12,571

Net investment income (loss)	3,235	547,934	54,546	1,430	73	16,454	(12,311)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,645)	1,234,866	(18,941)	182	(59)	23,729	4,034
Realized gain distribution	32,313	11,740,194	709,729	—	1,154	32,942	4,969
Realized gain (loss)	30,668	12,975,060	690,788	182	1,095	56,671	9,003

Change in net unrealized appreciation
(depreciation) of investments	14,848	(2,209,899)	(72,745)	1,968	(311)	108,665	320,359

Net gain (loss) on investments	45,516	10,765,161	618,043	2,150	784	165,336	329,362

Net increase (decrease) in net assets
resulting from operations	48,751	11,313,095	672,589	3,580	857	181,790	317,051
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

				MML
	MML	MML	MML	Fidelity	MML		MML
	Equity	Equity	Equity	Institutional AM®	Focused	MML	Fundamental
	Income	Index	Index	Core Plus Bond	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
		(Class II)	(Class III)
Capital transactions:
Transfer of net premiums	51,684	1,043,390	4,990,642	134,511	10,624	381,565	112,234
Transfers due to death benefits	—	(335,568)	—	—	—	—	—
Transfers due to withdrawal of funds	(7,769)	(1,559,479)	690	(176)	(4)	(84,380)	(126,586)
Transfers due to policy loans, net of repayments	—	(847,160)	(36,025)	—	—	—	(10,069)
Transfers due to charges for administrative and insurance costs	(11,148)	(1,455,038)	(535,235)	(4,141)	(2,075)	(12,566)	(65,634)
Transfers between Divisions and
(to) from General Account	40,514	1,701,632	1,649,078	(21,326)	—	123,546	21,170,635

Net increase (decrease) in net assets
resulting from capital transactions	73,281	(1,452,223)	6,069,150	108,868	8,545	408,165	21,080,580
Total increase (decrease)	122,032	9,860,872	6,741,739	112,448	9,402	589,955	21,397,631

NET ASSETS, at beginning of the year	302,246	66,491,014	1,184,000	64,009	969	290,073	51,679

NET ASSETS, at end of the year	$424,278	$76,351,886	$7,925,739	$176,457	$10,371	$880,028	$21,449,310
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
Investment income		(Class II)	(Service Class I)
Dividends	$331	$474	$45	$24,411	$1,765	$2,164	$72,816

Expenses
Mortality and expense risk charge and
administrative expense charges	7	42,269	32	2,456	7	357	7,676

Net investment income (loss)	324	(41,795)	13	21,955	1,758	1,807	65,140

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(10,433)	12,506	2,727	5,226	(1,993)	(2,010)	(33,611)
Realized gain distribution	8,009	3,989	521	49,439	—	23,694	—
Realized gain (loss)	(2,424)	16,495	3,248	54,665	(1,993)	21,684	(33,611)

Change in net unrealized appreciation
(depreciation) of investments	677	1,897,629	(132)	65,491	41	(8,904)	49,765

Net gain (loss) on investments	(1,747)	1,914,124	3,116	120,156	(1,952)	12,780	16,154

Net increase (decrease) in net assets
resulting from operations	(1,423)	1,872,329	3,129	142,111	(194)	14,587	81,294
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:		(Class II)	(Service Class I)
Transfer of net premiums	11,588	331,517	—	980,188	15,985	66,589	157,028
Transfers due to death benefits	—	(56,782)	—	—	—	—	(29,125)
Transfers due to withdrawal of funds	(63)	(145,289)	—	(9,125)	(102)	(862)	(28,002)
Transfers due to policy loans, net of repayments	—	(63,696)	—	(13,516)	—	—	(44,631)
Transfers due to charges for administrative and insurance costs	(1,605)	(244,433)	(103)	(152,693)	(2,571)	(25,152)	(103,832)
Transfers between Divisions and
(to) from General Account	(23,295)	67,346,267	(19,469)	(105,970)	(21,389)	27,465	80,096

Net increase (decrease) in net assets
resulting from capital transactions	(13,375)	67,167,584	(19,572)	698,884	(8,077)	68,040	31,534
Total increase (decrease)	(14,798)	69,039,913	(16,443)	840,995	(8,271)	82,627	112,828

NET ASSETS, at beginning of the year	14,798	3,719	16,443	817,487	8,271	79,454	1,517,410

NET ASSETS, at end of the year	$—	$69,043,632	$—	$1,658,482	$—	$162,081	$1,630,238
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	MML	MML	MML	MML			MML
	Invesco	Invesco	Invesco	Loomis Sayles	MML	MML	MFS
	Discovery	Discovery	Small Cap	Large Cap	Managed	Managed	International
	Large Cap	Mid Cap	Equity	Growth	Bond	Volatility	Equity
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$—	$—	$108,005	$—	$357,128	$3,481	$7,518

Expenses
Mortality and expense risk charge and
administrative expense charges	45,258	39,329	78,310	1,258	40,025	6,623	1,449

Net investment income (loss)	(45,258)	(39,329)	29,695	(1,258)	317,103	(3,142)	6,069

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,073	17,640	381,516	9,691	(79,420)	14,488	1,428
Realized gain distribution	—	—	2,827,665	113,674	—	503,301	7,657
Realized gain (loss)	3,073	17,640	3,209,181	123,365	(79,420)	517,789	9,085

Change in net unrealized appreciation
(depreciation) of investments	848,033	377,042	(1,792,023)	(39,860)	417,120	(330,235)	50,108

Net gain (loss) on investments	851,106	394,682	1,417,158	83,505	337,700	187,554	59,193

Net increase (decrease) in net assets
resulting from operations	805,848	355,353	1,446,853	82,247	654,803	184,412	65,262
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	MML	MML	MML	MML			MML
	Invesco	Invesco	Invesco	Loomis Sayles	MML	MML	MFS
	Discovery	Discovery	Small Cap	Large Cap	Managed	Managed	International
	Large Cap	Mid Cap	Equity	Growth	Bond	Volatility	Equity
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	205,479	200,415	514,824	429,596	517,532	62,808	203,942
Transfers due to death benefits	(164,652)	(76,445)	(52,998)	—	(160,984)	(53,089)	—
Transfers due to withdrawal of funds	(77,396)	(287,909)	(1,231,888)	(862)	(88,379)	(75,748)	(430)
Transfers due to policy loans, net of repayments	(105,199)	(166,932)	(371,141)	—	(66,148)	(17,541)	—
Transfers due to charges for administrative and insurance costs	(223,710)	(183,693)	(454,302)	(91,044)	(433,210)	(83,174)	(15,388)
Transfers between Divisions and
(to) from General Account	77,474,662	63,644,595	101,829	76,663	706,764	19,907	344,605

Net increase (decrease) in net assets
resulting from capital transactions	77,109,184	63,130,031	(1,493,676)	414,353	475,575	(146,837)	532,729
Total increase (decrease)	77,915,032	63,485,384	(46,823)	496,600	1,130,378	37,575	597,991

NET ASSETS, at beginning of the year	—	—	17,953,331	300,185	8,651,365	1,899,105	5,106

NET ASSETS, at end of the year	$77,915,032	$63,485,384	$17,906,508	$796,785	$9,781,743	$1,936,680	$603,097
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

			MML			MML
	MML	MML	Short-	MML	MML	Strategic	MML
	Mid Cap	Moderate	Duration	Small Cap	Small/Mid Cap	Emerging	Sustainable
	Growth	Allocation	Bond	Growth Equity	Value	Markets	Equity
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$—	$1,166	$1,569	$27,443	$2,175	$574	$3,114

Expenses
Mortality and expense risk charge and
administrative expense charges	37,945	46	136	35,871	643	489	1,291

Net investment income (loss)	(37,945)	1,120	1,433	(8,428)	1,532	85	1,823

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	45,245	575	565	(149,011)	(1,500)	(17,652)	(130)
Realized gain distribution	66,228	—	—	—	27,201	—	35,588
Realized gain (loss)	111,473	575	565	(149,011)	25,701	(17,652)	35,458

Change in net unrealized appreciation
(depreciation) of investments	1,206,112	2,548	276	714,015	(18,439)	17,298	3,856

Net gain (loss) on investments	1,317,585	3,123	841	565,004	7,262	(354)	39,314

Net increase (decrease) in net assets
resulting from operations	1,279,640	4,243	2,274	556,576	8,794	(269)	41,137
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

						MML
	MML	MML	Short-	MML	MML	Strategic	MML
	Mid Cap	Moderate	Duration	Small Cap	Small/Mid Cap	Emerging	Sustainable
	Growth	Allocation	Bond	Growth Equity	Value	Markets	Equity
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	362,222	47,253	46,324	484,429	80,736	29,729	212,697
Transfers due to death benefits	(1,322,531)	—	—	(17,921)	—	—	—
Transfers due to withdrawal of funds	(303,706)	(532)	(6,866)	(539,064)	(3,393)	(13)	5
Transfers due to policy loans, net of repayments	(100,118)	(504)	—	(90,413)	(4,133)	—	—
Transfers due to charges for administrative and insurance costs	(217,305)	(7,383)	(8,124)	(219,101)	(16,162)	(3,478)	(5,836)
Transfers between Divisions and
(to) from General Account	59,911,062	4,284	10,120	(15,632)	10,668	(360,397)	60

Net increase (decrease) in net assets
resulting from capital transactions	58,329,624	43,118	41,454	(397,702)	67,716	(334,159)	206,926
Total increase (decrease)	59,609,264	47,361	43,728	158,874	76,510	(334,428)	248,063

NET ASSETS, at beginning of the year	278,799	6,990	33,467	8,102,642	180,359	334,428	123,322

NET ASSETS, at end of the year	$59,888,063	$54,351	$77,195	$8,261,516	$256,869	$—	$371,385
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

							PIMCO
	MML U.S.	Nomura VIP	Nomura VIP		Nomura VIP	Nomura VIP	Commodity
	Government	Asset	Emerging	Nomura VIP	Science	Small Cap	RealReturn®
	Money Market	Strategy	Markets	Growth	and Technology	Value	Strategy
	Division	Division	Division	Division	Division	Division	Division
Investment income		(Standard Class)
Dividends	$431,588	$348	$1,654	$—	$—	$1,067	$14,863

Expenses
Mortality and expense risk charge and
administrative expense charges	48,937	5	391	24	1,093	161	1,739

Net investment income (loss)	382,651	343	1,263	(24)	(1,093)	906	13,124

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	—	56	39,468	(267)	61,505	(3,774)	454
Realized gain distribution	—	941	281	3,620	50,532	7,050	—
Realized gain (loss)	—	997	39,749	3,353	112,037	3,276	454

Change in net unrealized appreciation
(depreciation) of investments	—	(771)	103,281	(502)	2,275	(1,562)	66,312

Net gain (loss) on investments	—	226	143,030	2,851	114,312	1,714	66,766

Net increase (decrease) in net assets
resulting from operations	382,651	569	144,293	2,827	113,219	2,620	79,890
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

							PIMCO
	MML U.S.	Nomura VIP	Nomura VIP		Nomura VIP	Nomura VIP	Commodity
	Government	Asset	Emerging	Nomura VIP	Science	Small Cap	RealReturn®
	Money Market	Strategy	Markets	Growth	and Technology	Value	Strategy
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:		(Standard Class)
Transfer of net premiums	3,974,044	24,728	53,632	32,951	6,023	46,095	313,235
Transfers due to death benefits	(4,377)	—	—	—	—	—	—
Transfers due to withdrawal of funds	(234,977)	(19)	(60,622)	(5)	(4,489)	(1,395)	(101)
Transfers due to policy loans, net of repayments	(1,139,267)	—	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(944,885)	(2,617)	(2,352)	(4,786)	(2,625)	(672)	(7,716)
Transfers between Divisions and
(to) from General Account	999,271	64	106,012	5,340	(196,166)	(79,478)	—

Net increase (decrease) in net assets
resulting from capital transactions	2,649,809	22,156	96,670	33,500	(197,257)	(35,450)	305,418
Total increase (decrease)	3,032,460	22,725	240,963	36,327	(84,038)	(32,830)	385,308

NET ASSETS, at beginning of the year	10,728,038	67	113,019	11,759	304,161	96,855	251,642

NET ASSETS, at end of the year	$13,760,498	$22,792	$353,982	$48,086	$220,123	$64,025	$636,950
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	PIMCO	PIMCO					Schwab®
	Emerging	Global Bond	PIMCO	PIMCO	PIMCO	PIMCO	S&P 500
	Markets Bond	Opportunities	High Yield	Income	Real Return	Total Return	Index
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$8	$2,992	$8,476	$800	$164	$16,413	$13,813

Expenses
Mortality and expense risk charge and
administrative expense charges	1	200	405	15	15	1,128	6,499

Net investment income (loss)	7	2,792	8,071	785	149	15,285	7,314

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	13	4,644	443	86	(1)	(102)	8,178
Realized gain distribution	—	—	—	—	—	—	—
Realized gain (loss)	13	4,644	443	86	(1)	(102)	8,178

Change in net unrealized appreciation
(depreciation) of investments	—	1,002	2,604	489	205	22,400	186,964

Net gain (loss) on investments	13	5,646	3,047	575	204	22,298	195,142

Net increase (decrease) in net assets
resulting from operations	20	8,438	11,118	1,360	353	37,583	202,456
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	PIMCO	PIMCO					Schwab®
	Emerging	Global Bond	PIMCO	PIMCO	PIMCO	PIMCO	S&P 500
	Markets Bond	Opportunities	High Yield	Income	Real Return	Total Return	Index
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	—	3,010	125,836	49,993	—	468,332	526,529
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	1	(83,343)	40	(18)	—	90	2,382
Transfers due to policy loans, net of repayments	—	—	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(1)	(1,713)	(5,629)	(8,606)	(33)	(5,008)	(15,461)
Transfers between Divisions and
(to) from General Account	(20)	(1,426)	(1,857)	253	120	10,520	1,185,226

Net increase (decrease) in net assets
resulting from capital transactions	(20)	(83,472)	118,390	41,622	87	473,934	1,698,676
Total increase (decrease)	—	(75,034)	129,508	42,982	440	511,517	1,901,132

NET ASSETS, at beginning of the year	—	75,034	89,764	7,090	4,703	116,218	126,397

NET ASSETS, at end of the year	$—	$—	$219,272	$50,072	$5,143	$627,735	$2,027,529
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton	Templeton	TOPS®
	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global Bond	Moderate
	Growth	Equity Income	Bond	Growth	VIP	VIP	Growth ETF
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$—	$135,229	$3,366	$—	$118,880	$—	$973

Expenses
Mortality and expense risk charge and
administrative expense charges	32,803	36,522	318	248,389	21,210	348	1,650

Net investment income (loss)	(32,803)	98,707	3,048	(248,389)	97,670	(348)	(677)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	553,345	9,681	40	2,585,568	20,509	155	(20,899)
Realized gain distribution	640,250	831,360	—	—	331,940	—	818
Realized gain (loss)	1,193,595	841,041	40	2,585,568	352,449	155	(20,081)

Change in net unrealized appreciation
(depreciation) of investments	79,582	127,473	1,034	(1,747,397)	808,213	7,358	14,379

Net gain (loss) on investments	1,273,177	968,514	1,074	838,171	1,160,662	7,513	(5,702)

Net increase (decrease) in net assets
resulting from operations	1,240,374	1,067,221	4,122	589,782	1,258,332	7,165	(6,379)
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton	Templeton	TOPS®
	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global Bond	Moderate
	Growth	Equity Income	Bond	Growth	VIP	VIP	Growth ETF
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	90,198	224,709	161,918	973,538	130,970	163,313	194,970
Transfers due to death benefits	(55,549)	(61,041)	—	(427,333)	(64,247)	—	—
Transfers due to withdrawal of funds	(468,703)	(100,774)	5	(1,204,797)	(277,363)	(5,935)	(1)
Transfers due to policy loans, net of repayments	(81,052)	(74,932)	—	(759,029)	(42,074)	—	—
Transfers due to charges for administrative and insurance costs	(178,867)	(322,962)	(812)	(1,312,043)	(153,599)	(1,038)	(5,546)
Transfers between Divisions and
(to) from General Account	148,760	203,378	8,839	(60,390,038)	155,708	—	(842,189)

Net increase (decrease) in net assets
resulting from capital transactions	(545,213)	(131,622)	169,950	(63,119,702)	(250,605)	156,340	(652,766)
Total increase (decrease)	695,161	935,599	174,072	(62,529,920)	1,007,727	163,505	(659,145)

NET ASSETS, at beginning of the year	6,981,685	7,805,047	2,571	62,529,920	4,423,951	10,758	711,849

NET ASSETS, at end of the year	$7,676,846	$8,740,646	$176,643	$—	$5,431,678	$174,263	$52,704
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

					Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF
	Balanced	Capital Growth	Diversified Value	Equity Income	Index	Growth	International
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$3,624	$2,663	$1,177	$56,565	$4,493	$143	$—

Expenses
Mortality and expense risk charge and
administrative expense charges	1,071	1,592	378	8,676	254	217	—

Net investment income (loss)	2,553	1,071	799	47,889	4,239	(74)	—

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	5,750	291	8,449	(946)	369	9,410	—
Realized gain distribution	15,524	11,442	6,152	171,945	274	3,867	—
Realized gain (loss)	21,274	11,733	14,601	170,999	643	13,277	—

Change in net unrealized appreciation
(depreciation) of investments	2,674	58,384	(6,609)	(42,966)	7,391	(4,319)	—

Net gain (loss) on investments	23,948	70,117	7,992	128,033	8,034	8,958	—

Net increase (decrease) in net assets
resulting from operations	26,501	71,188	8,791	175,922	12,273	8,884	—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

					Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF
	Balanced	Capital Growth	Diversified Value	Equity Income	Index	Growth	International
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	37,511	72,173	2,590	317,971	564,429	17,677	—
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	(1)	19	(82,255)	22	(587)	(1)	—
Transfers due to policy loans, net of repayments	—	—	—	—	(10,983)	—	—
Transfers due to charges for administrative and insurance costs	(5,511)	(2,833)	(1,616)	(20,246)	(45,880)	(700)	—
Transfers between Divisions and
(to) from General Account	(50,469)	—	(702)	(1,516,265)	81,208	(72,093)	—

Net increase (decrease) in net assets
resulting from capital transactions	(18,470)	69,359	(81,983)	(1,218,518)	588,187	(55,117)	—
Total increase (decrease)	8,031	140,547	(73,192)	(1,042,596)	600,460	(46,233)	—

NET ASSETS, at beginning of the year	190,499	241,516	73,192	2,064,049	93,942	50,838	—

NET ASSETS, at end of the year	$198,530	$382,063	$—	$1,021,453	$694,402	$4,605	$—

See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

				Vest
	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap
	Mid Cap	Real Estate	Short-Term	10% Buffer
	Index	Index	Investment-Grade	Strategies VI
	Division	Division	Division	Division
Investment income
Dividends	$4,323	$11,586	$4,299	$—

Expenses
Mortality and expense risk charge and
administrative expense charges	1,541	2,381	630	63

Net investment income (loss)	2,782	9,205	3,669	(63)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(919)	(6,636)	124	8,650
Realized gain distribution	17,220	7,419	—	—
Realized gain (loss)	16,301	783	124	8,650

Change in net unrealized appreciation
(depreciation) of investments	43,522	3,909	2,528	173

Net gain (loss) on investments	59,823	4,692	2,652	8,823

Net increase (decrease) in net assets
resulting from operations	62,605	13,897	6,321	8,760

See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2025

				Vest
	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap
	Mid Cap	Real Estate	Short-Term	10% Buffer
	Index	Index	Investment-Grade	Strategies VI
	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	874,928	789,293	1,643	86,943
Transfers due to death benefits	—	—	—	—
Transfers due to withdrawal of funds	(780)	(11,298)	—	(403)
Transfers due to policy loans, net of repayments	(16,256)	(10,980)	—	—
Transfers due to charges for administrative and insurance costs	(75,251)	(47,956)	(365)	(15,080)
Transfers between Divisions and
(to) from General Account	237,499	112,098	70	(113,357)

Net increase (decrease) in net assets
resulting from capital transactions	1,020,140	831,157	1,348	(41,897)
Total increase (decrease)	1,082,745	845,054	7,669	(33,137)

NET ASSETS, at beginning of the year	193,944	234,623	101,227	33,137

NET ASSETS, at end of the year	$1,276,689	$1,079,677	$108,896	$—
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
Investment income		(Class 1)	(Class 2)
Dividends	$4,996	$11,416	$265,480	$—	$5,440	$—	$148,355

Expenses
Mortality and expense risk charge and
administrative expense charges	72	1,712	47,976	78	1,122	—	56,932

Net investment income (loss)	4,924	9,704	217,504	(78)	4,318	—	91,423

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	262	649	74,705	11,045	2,628	—	223,880
Realized gain distribution	—	18,076	510,522	—	5,757	—	588,481
Realized gain (loss)	262	18,725	585,227	11,045	8,385	—	812,361

Change in net unrealized appreciation
(depreciation) of investments	(4,270)	21,161	953,856	(6,845)	(3,930)	—	1,860,892

Net gain (loss) on investments	(4,008)	39,886	1,539,083	4,200	4,455	—	2,673,253

Net increase (decrease) in net assets
resulting from operations	916	49,590	1,756,587	4,122	8,773	—	2,764,676
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
		(Class 1)	(Class 2)
Capital transactions:
Transfer of net premiums	115,470	78,078	350,013	—	217,231	—	256,624
Transfers due to death benefits	—	—	(44,944)	—	—	—	(89,244)
Transfers due to withdrawal of funds	21	(3)	(6,406)	—	84	(1)	(149,476)
Transfers due to policy loans, net of repayments	—	—	(51,874)	—	—	—	(90,945)
Transfers due to charges for administrative and insurance costs	(585)	(4,511)	(350,474)	(590)	(3,380)	—	(299,914)
Transfers between Divisions and
(to) from General Account	(4,110)	362,396	197,064	(68,084)	97,117	11	(174,447)

Net increase (decrease) in net assets
resulting from capital transactions	110,796	435,960	93,379	(68,674)	311,052	10	(547,402)
Total increase (decrease)	111,712	485,550	1,849,966	(64,552)	319,825	10	2,217,274

NET ASSETS, at beginning of the year	—	23,599	11,010,757	64,552	50,952	—	11,923,829

NET ASSETS, at end of the year	$111,712	$509,149	$12,860,723	$—	$370,777	$10	$14,141,103
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
Investment income				(Class 1A)	(Class 2)		(Class I)
Dividends	$2,540	$443	$3,303	$608	$—	$10,388	$1,906

Expenses
Mortality and expense risk charge and
administrative expense charges	313	179	219	33	—	656	25

Net investment income (loss)	2,227	264	3,084	575	—	9,732	1,881

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	792	3,240	(476)	1,870	—	2,428	847
Realized gain distribution	—	176	—	—	—	—	5,257
Realized gain (loss)	792	3,416	(476)	1,870	—	2,428	6,104

Change in net unrealized appreciation
(depreciation) of investments	(5,824)	(1,535)	(1,451)	(2,580)	—	(1,395)	(13,413)

Net gain (loss) on investments	(5,032)	1,881	(1,927)	(710)	—	1,033	(7,309)

Net increase (decrease) in net assets
resulting from operations	(2,805)	2,145	1,157	(135)	—	10,765	(5,428)
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
				(Class 1A)	(Class 2)		(Class I)
Capital transactions:
Transfer of net premiums	96,886	11,785	62,694	1,445	—	129,637	172,897
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	25	—	(3)	—	—	38	(283)
Transfers due to policy loans, net of repayments	—	—	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(1,222)	(356)	(1,596)	(173)	—	(2,039)	(11,529)
Transfers between Divisions and
(to) from General Account	(7,563)	(1,509)	(5,761)	38,957	16	(5,742)	17,721

Net increase (decrease) in net assets
resulting from capital transactions	88,126	9,920	55,334	40,229	16	121,894	178,806
Total increase (decrease)	85,321	12,065	56,491	40,094	16	132,659	173,378

NET ASSETS, at beginning of the year	33,993	17,458	26,982	11,997	—	95,497	—

NET ASSETS, at end of the year	$119,314	$29,523	$83,473	$52,091	$16	$228,156	$173,378
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
Investment income	(Class III)
Dividends	$4,292	$2,351	$555	$—	$2,195	$1,371	$2,435

Expenses
Mortality and expense risk charge and
administrative expense charges	1,616	225	229	—	371	537	175

Net investment income (loss)	2,676	2,126	326	—	1,824	834	2,260

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,016	(23)	6,723	—	248	569	(100)
Realized gain distribution	14,280	—	1,313	—	1,716	6,679	—
Realized gain (loss)	20,296	(23)	8,036	—	1,964	7,248	(100)

Change in net unrealized appreciation
(depreciation) of investments	2,384	(3,509)	3,735	5	(1,916)	(1,698)	(3,384)

Net gain (loss) on investments	22,680	(3,532)	11,771	5	48	5,550	(3,484)

Net increase (decrease) in net assets
resulting from operations	25,356	(1,406)	12,097	5	1,872	6,384	(1,224)
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:	(Class III)
Transfer of net premiums	70,976	153,669	156,790	—	5,464	11,817	85,844
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	(29)	(4)	—	—	(1)	—	34
Transfers due to policy loans, net of repayments	—	—	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(3,806)	(1,370)	(3,121)	—	(1,584)	(2,397)	(757)
Transfers between Divisions and
(to) from General Account	(24,373)	(22,277)	(70,152)	4,455	4,170	3,239	—

Net increase (decrease) in net assets
resulting from capital transactions	42,768	130,018	83,517	4,455	8,049	12,659	85,121
Total increase (decrease)	68,124	128,612	95,614	4,460	9,921	19,043	83,897

NET ASSETS, at beginning of the year	247,149	—	83,271	—	57,786	80,818	16,648

NET ASSETS, at end of the year	$315,273	$128,612	$178,885	$4,460	$67,707	$99,861	$100,545
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
Investment income			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Dividends	$52,263	$365	$4,518	$12,296	$177,856	$881	$4,943

Expenses
Mortality and expense risk charge and
administrative expense charges	18,605	16	42	566	438,557	17	1,102

Net investment income (loss)	33,658	349	4,476	11,730	(260,701)	864	3,841

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(68,029)	4	141	(37)	3,782,939	348	8,980
Realized gain distribution	122,492	—	—	—	11,358,004	—	—
Realized gain (loss)	54,463	4	141	(37)	15,140,943	348	8,980

Change in net unrealized appreciation
(depreciation) of investments	362,076	(28)	(7,230)	(16,224)	10,956,758	(5,603)	28,198

Net gain (loss) on investments	416,539	(24)	(7,089)	(16,261)	26,097,701	(5,255)	37,178

Net increase (decrease) in net assets
resulting from operations	450,197	325	(2,613)	(4,531)	25,837,000	(4,391)	41,019
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Transfer of net premiums	90,364	—	195,989	570,635	2,053,280	137,433	142,877
Transfers due to death benefits	(28,015)	—	—	—	(415,768)	—	—
Transfers due to withdrawal of funds	(86,209)	1	(136)	117	(2,625,169)	(200)	156
Transfers due to policy loans, net of repayments	(35,826)	—	—	—	(1,312,179)	—	—
Transfers due to charges for administrative and insurance costs	(89,840)	(65)	(8,742)	(5,150)	(2,382,069)	(6,940)	(3,666)
Transfers between Divisions and
(to) from General Account	(254,916)	562	11,010	(3,013)	438,295	5,324	(15,573)

Net increase (decrease) in net assets
resulting from capital transactions	(404,442)	498	198,121	562,589	(4,243,610)	135,617	123,794
Total increase (decrease)	45,755	823	195,508	558,058	21,593,390	131,226	164,813

NET ASSETS, at beginning of the year	4,568,445	3,976	—	37,387	79,541,615	—	291,990

NET ASSETS, at end of the year	$4,614,200	$4,799	$195,508	$595,445	$101,135,005	$131,226	$456,803
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$116	$3,238	$8,099	$3,872	$22,354	$1,262	$9,409

Expenses
Mortality and expense risk charge and
administrative expense charges	15	1,277	1,353	739	5,550	337	2,510

Net investment income (loss)	101	1,961	6,746	3,133	16,804	925	6,899

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	20	49,582	5,874	8,108	107,828	3,119	47,541
Realized gain distribution	115	160	826	2,455	16,614	1,371	6,438
Realized gain (loss)	135	49,742	6,700	10,563	124,442	4,490	53,979

Change in net unrealized appreciation
(depreciation) of investments	41	(14,091)	15,334	3,188	(17,657)	3,797	459

Net gain (loss) on investments	176	35,651	22,034	13,751	106,785	8,287	54,438

Net increase (decrease) in net assets
resulting from operations	277	37,612	28,780	16,884	123,589	9,212	61,337
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	—	104,983	94,496	75,425	1,430,608	30,783	578,414
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	—	2	2	(2)	9	—	5
Transfers due to policy loans, net of repayments	—	—	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(58)	(3,379)	(4,693)	(2,074)	(39,042)	(789)	(17,841)
Transfers between Divisions and
(to) from General Account	3,551	(298,216)	80,480	(12,840)	(332,083)	4,432	(28,686)

Net increase (decrease) in net assets
resulting from capital transactions	3,493	(196,610)	170,285	60,509	1,059,492	34,426	531,892
Total increase (decrease)	3,770	(158,998)	199,065	77,393	1,183,081	43,638	593,229

NET ASSETS, at beginning of the year	377	243,367	183,741	145,691	558,221	63,127	221,174

NET ASSETS, at end of the year	$4,147	$84,369	$382,806	$223,084	$1,741,302	$106,765	$814,403
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,767	$2,890	$20	$11,942	$—	$—	$37,111

Expenses
Mortality and expense risk charge and
administrative expense charges	504	788	6	502	2,847	23	12,119

Net investment income (loss)	1,263	2,102	14	11,440	(2,847)	(23)	24,992

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,183	2,228	136	4,057	54,799	147	156,145
Realized gain distribution	2,100	3,380	18	241	156,092	—	2,074
Realized gain (loss)	8,283	5,608	154	4,298	210,891	147	158,219

Change in net unrealized appreciation
(depreciation) of investments	4,887	14,231	16	(20,113)	(60,399)	(4,035)	382,754

Net gain (loss) on investments	13,170	19,839	170	(15,815)	150,492	(3,888)	540,973

Net increase (decrease) in net assets
resulting from operations	14,433	21,941	184	(4,375)	147,645	(3,911)	565,965
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division

Capital transactions:
Transfer of net premiums	50,646	79,358	544	39,434	242,763	77,688	1,343,120
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	—	—	—	(2)	23	(13)	681
Transfers due to policy loans, net of repayments	—	—	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(1,173)	(3,393)	(15)	(1,749)	(13,448)	(3,086)	(41,412)
Transfers between Divisions and
(to) from General Account	37	55,020	(876)	312,458	(74,857)	3,842	422,421

Net increase (decrease) in net assets
resulting from capital transactions	49,510	130,985	(347)	350,141	154,481	78,431	1,724,810
Total increase (decrease)	63,943	152,926	(163)	345,766	302,126	74,520	2,290,775

NET ASSETS, at beginning of the year	88,839	104,363	2,042	45,239	452,184	—	1,359,985

NET ASSETS, at end of the year	$152,782	$257,289	$1,879	$391,005	$754,310	$74,520	$3,650,760
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

						Fidelity®	Fidelity®
	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
	Division	Division	Division	Division	Division	Division	Division
Investment income	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Dividends	$2,736	$11,054	$2,128	$437	$1,509	$851	$3,416

Expenses
Mortality and expense risk charge and
administrative expense charges	28	993	622	5	64	7	114

Net investment income (loss)	2,708	10,061	1,506	432	1,445	844	3,302

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	69	(858)	5,682	36	1	38	2,458
Realized gain distribution	—	—	5,991	—	—	—	—
Realized gain (loss)	69	(858)	11,673	36	1	38	2,458

Change in net unrealized appreciation
(depreciation) of investments	(8,995)	(3,520)	(8,294)	(91)	(2,785)	(1,105)	7,958

Net gain (loss) on investments	(8,926)	(4,378)	3,379	(55)	(2,784)	(1,067)	10,416

Net increase (decrease) in net assets
resulting from operations	(6,218)	5,683	4,885	377	(1,339)	(223)	13,718
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

						Fidelity®	Fidelity®
	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Transfer of net premiums	203,803	248,439	54,827	17,004	1,491	36,537	480,232
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	(273)	39	269	(1)	—	(123)	(91)
Transfers due to policy loans, net of repayments	—	—	—	—	—	—	(7,382)
Transfers due to charges for administrative and insurance costs	(12,353)	(4,880)	(2,226)	(793)	(34)	(3,244)	(54,657)
Transfers between Divisions and
(to) from General Account	12,567	(11,768)	(35,860)	577	42,217	(28)	30,152

Net increase (decrease) in net assets
resulting from capital transactions	203,744	231,830	17,010	16,787	43,674	33,142	448,254
Total increase (decrease)	197,526	237,513	21,895	17,164	42,335	32,919	461,972

NET ASSETS, at beginning of the year	—	239,090	105,862	—	—	—	—

NET ASSETS, at end of the year	$197,526	$476,603	$127,757	$17,164	$42,335	$32,919	$461,972
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$41,111	$—	$59	$7,246	$—	$2,416	$—

Expenses
Mortality and expense risk charge and
administrative expense charges	19,140	146	7	449	20	988	33,714

Net investment income (loss)	21,971	(146)	52	6,797	(20)	1,428	(33,714)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(129,734)	42	195	3,018	24	(3,056)	12,857
Realized gain distribution	101,612	—	—	8,430	701	13,813	668,592
Realized gain (loss)	(28,122)	42	195	11,448	725	10,757	681,449

Change in net unrealized appreciation
(depreciation) of investments	472,974	1,462	(7)	(27,787)	(3,838)	12,471	1,604,230

Net gain (loss) on investments	444,852	1,504	188	(16,339)	(3,113)	23,228	2,285,679

Net increase (decrease) in net assets
resulting from operations	466,823	1,358	240	(9,542)	(3,133)	24,656	2,251,965
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	173,154	144,575	—	231,321	—	6,993	129,194
Transfers due to death benefits	(16,517)	—	—	—	—	—	(94,643)
Transfers due to withdrawal of funds	(192,328)	—	—	4	(1,548)	(3)	(99,082)
Transfers due to policy loans, net of repayments	(36,546)	—	—	—	—	—	(87,306)
Transfers due to charges for administrative and insurance costs	(138,214)	(1,945)	(30)	(3,531)	(130)	(1,655)	(208,949)
Transfers between Divisions and
(to) from General Account	78,196	—	(209)	(19,152)	62,526	(152,069)	(7,028)

Net increase (decrease) in net assets
resulting from capital transactions	(132,255)	142,630	(239)	208,642	60,848	(146,734)	(367,814)
Total increase (decrease)	334,568	143,988	1	199,100	57,715	(122,078)	1,884,151

NET ASSETS, at beginning of the year	4,355,256	—	409	47,304	5,342	364,780	7,220,406

NET ASSETS, at end of the year	$4,689,824	$143,988	$410	$246,404	$63,057	$242,702	$9,104,557
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$26,135	$—	$103,243	$—	$19,653	$—	$3,670

Expenses
Mortality and expense risk charge and
administrative expense charges	16,197	309,515	11,867	287,416	3,388	301,898	223

Net investment income (loss)	9,938	(309,515)	91,376	(287,416)	16,265	(301,898)	3,447

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(73,254)	905	(45,322)	421,984	(971)	1,271,238	(99)
Realized gain distribution	268,025	—	—	—	41,830	3,612,347	—
Realized gain (loss)	194,771	905	(45,322)	421,984	40,859	4,883,585	(99)

Change in net unrealized appreciation
(depreciation) of investments	(294,419)	19,401,157	26,020	12,415,830	39,723	4,223,565	(8,489)

Net gain (loss) on investments	(99,648)	19,402,062	(19,302)	12,837,814	80,582	9,107,150	(8,588)

Net increase (decrease) in net assets
resulting from operations	(89,710)	19,092,547	72,074	12,550,398	96,847	8,805,252	(5,141)
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	333,080	1,474,276	126,102	1,532,758	391,249	1,658,351	144,576
Transfers due to death benefits	(14,339)	(708,201)	(4,920)	(166,432)	—	(648,908)	—
Transfers due to withdrawal of funds	(231,947)	(2,580,434)	(86,016)	(2,081,795)	(7,506)	(2,160,200)	(1)
Transfers due to policy loans, net of repayments	(41,416)	(903,111)	(19,494)	(1,058,593)	(17,986)	(897,599)	—
Transfers due to charges for administrative and insurance costs	(157,570)	(1,797,335)	(104,496)	(1,522,215)	(38,466)	(1,742,852)	(2,075)
Transfers between Divisions and
(to) from General Account	(81,643)	20,493	39,056	402,599	(46,288)	425,189	(10,044)

Net increase (decrease) in net assets
resulting from capital transactions	(193,835)	(4,494,312)	(49,768)	(2,893,678)	281,003	(3,366,019)	132,456
Total increase (decrease)	(283,545)	14,598,235	22,306	9,656,720	377,850	5,439,233	127,315

NET ASSETS, at beginning of the year	4,056,404	58,605,516	2,790,568	54,170,282	736,838	57,370,793	10,603

NET ASSETS, at end of the year	$3,772,859	$73,203,751	$2,812,874	$63,827,002	$1,114,688	$62,810,026	$137,918
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$220,284	$15	$—	$—	$266	$—	$81,187

Expenses
Mortality and expense risk charge and
administrative expense charges	31,384	2	5,828	84,697	643	8,781	21,897

Net investment income (loss)	188,900	13	(5,828)	(84,697)	(377)	(8,781)	59,290

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(167,820)	—	8,522	(513,998)	(430)	(229,273)	182,385
Realized gain distribution	—	—	—	1,851,236	9,409	78,611	—
Realized gain (loss)	(167,820)	—	8,522	1,337,238	8,979	(150,662)	182,385

Change in net unrealized appreciation
(depreciation) of investments	161,748	—	38,115	2,501,347	16,503	669,832	380,083

Net gain (loss) on investments	(6,072)	—	46,637	3,838,585	25,482	519,170	562,468

Net increase (decrease) in net assets
resulting from operations	182,828	13	40,809	3,753,888	25,105	510,389	621,758
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	355,629	13	19,287	394,143	64,639	53,496	86,643
Transfers due to death benefits	(27,234)	—	—	(18,436)	—	—	(39,727)
Transfers due to withdrawal of funds	(135,921)	—	(11,319)	(453,695)	(932)	(52,622)	(153,273)
Transfers due to policy loans, net of repayments	(82,945)	—	(27,403)	(242,777)	—	(25,965)	(21,616)
Transfers due to charges for administrative and insurance costs	(313,071)	(3)	(36,262)	(365,694)	(2,112)	(75,571)	(143,272)
Transfers between Divisions and
(to) from General Account	(95,282)	5,552	134,281	(78,348)	62,508	(209,144)	(13,887)

Net increase (decrease) in net assets
resulting from capital transactions	(298,824)	5,562	78,584	(764,807)	124,103	(309,806)	(285,132)
Total increase (decrease)	(115,996)	5,575	119,393	2,989,081	149,208	200,583	336,626

NET ASSETS, at beginning of the year	7,309,937	—	1,067,398	16,562,652	123,550	1,756,161	4,298,841

NET ASSETS, at end of the year	$7,193,941	$5,575	$1,186,791	$19,551,733	$272,758	$1,956,744	$4,635,467
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$26,848	$115,449	$—	$—	$402,319	$1,878	$3,451

Expenses
Mortality and expense risk charge and
administrative expense charges	109,874	68,935	32	336	146,757	58	530

Net investment income (loss)	(83,026)	46,514	(32)	(336)	255,562	1,820	2,921

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	794,034	543,506	11	25,691	270,167	13	387
Realized gain distribution	1,401,369	485,065	—	9,842	—	—	—
Realized gain (loss)	2,195,403	1,028,571	11	35,533	270,167	13	387

Change in net unrealized appreciation
(depreciation) of investments	3,854,722	2,000,408	2,885	(1,165)	3,038,263	(2,177)	(2,760)

Net gain (loss) on investments	6,050,125	3,028,979	2,896	34,368	3,308,430	(2,164)	(2,373)

Net increase (decrease) in net assets
resulting from operations	5,967,099	3,075,493	2,864	34,032	3,563,992	(344)	548
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	381,371	331,030	114,143	143,044	811,456	57,830	88,261
Transfers due to death benefits	(41,154)	(82,423)	—	—	(142,921)	—	—
Transfers due to withdrawal of funds	(679,473)	(292,982)	(120)	(1)	(858,474)	—	(1)
Transfers due to policy loans, net of repayments	(305,727)	(253,315)	—	—	(449,044)	—	—
Transfers due to charges for administrative and insurance costs	(536,728)	(309,595)	(5,780)	(2,173)	(958,895)	(777)	(1,476)
Transfers between Divisions and
(to) from General Account	(706,984)	29,489	5,722	(167,278)	(77,656)	—	(1,634)

Net increase (decrease) in net assets
resulting from capital transactions	(1,888,695)	(577,796)	113,965	(26,408)	(1,675,534)	57,053	85,150
Total increase (decrease)	4,078,404	2,497,697	116,829	7,624	1,888,458	56,709	85,698

NET ASSETS, at beginning of the year	22,328,419	13,534,621	—	151,581	28,872,205	—	148,900

NET ASSETS, at end of the year	$26,406,823	$16,032,318	$116,829	$159,205	$30,760,663	$56,709	$234,598
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$81,354	$1	$2,473	$—	$—	$438	$697

Expenses
Mortality and expense risk charge and
administrative expense charges	11,944	—	226	—	628	129	111

Net investment income (loss)	69,410	1	2,247	—	(628)	309	586

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	94,317	—	220	—	2,069	38	(568)
Realized gain distribution	159,367	2	—	—	4,184	1,647	—
Realized gain (loss)	253,684	2	220	—	6,253	1,685	(568)

Change in net unrealized appreciation
(depreciation) of investments	(84,218)	(4)	1,448	(165)	30,571	4,082	(222)

Net gain (loss) on investments	169,466	(2)	1,668	(165)	36,824	5,767	(790)

Net increase (decrease) in net assets
resulting from operations	238,876	(1)	3,915	(165)	36,196	6,076	(204)
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	71,703	96	5,180	12,000	5,140	52,633	2,163
Transfers due to death benefits	(32,697)	—	—	—	—	—	—
Transfers due to withdrawal of funds	(256,308)	—	—	—	—	(1)	—
Transfers due to policy loans, net of repayments	(17,110)	—	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(84,835)	(28)	(1,687)	(76)	(2,197)	(571)	(559)
Transfers between Divisions and
(to) from General Account	44,857	—	(6,410)	—	231,320	5,538	25,057

Net increase (decrease) in net assets
resulting from capital transactions	(274,390)	68	(2,917)	11,924	234,263	57,599	26,661
Total increase (decrease)	(35,514)	67	998	11,759	270,459	63,675	26,457

NET ASSETS, at beginning of the year	2,807,129	—	112,021	—	33,702	33,180	12,038

NET ASSETS, at end of the year	$2,771,615	$67	$113,019	$11,759	$304,161	$96,855	$38,495
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$—	$710	$1,452	$2,996	$—	$15,387	$1,616

Expenses
Mortality and expense risk charge and
administrative expense charges	70	276	808	881	6,545	3,108	529

Net investment income (loss)	(70)	434	644	2,115	(6,545)	12,279	1,087

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	320	6,624	366	9,617	(40,481)	1,727	297
Realized gain distribution	1,508	2,291	14,774	10,103	—	69,689	2,586
Realized gain (loss)	1,828	8,915	15,140	19,720	(40,481)	71,416	2,883

Change in net unrealized appreciation
(depreciation) of investments	3,612	(3,449)	21,163	9,298	128,517	(551)	2,320

Net gain (loss) on investments	5,440	5,466	36,303	29,018	88,036	70,865	5,203

Net increase (decrease) in net assets
resulting from operations	5,370	5,900	36,947	31,133	81,491	83,144	6,290
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	1	59,221	4,035	113,614	25,145	311,593	408,110
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	—	—	(14,136)	(6)	(31,320)	3	(737)
Transfers due to policy loans, net of repayments	—	—	(779)	—	(8,137)	—	—
Transfers due to charges for administrative and insurance costs	(291)	(770)	(11,299)	(4,959)	(34,994)	(6,236)	(29,625)
Transfers between Divisions and
(to) from General Account	1,747	(79,220)	244	(25,997)	(1,151)	(5,103)	29,295

Net increase (decrease) in net assets
resulting from capital transactions	1,457	(20,769)	(21,935)	82,652	(50,457)	300,257	407,043
Total increase (decrease)	6,827	(14,869)	15,012	113,785	31,034	383,401	413,333

NET ASSETS, at beginning of the year	15,873	66,456	199,939	166,515	1,319,477	611,859	86,393

NET ASSETS, at end of the year	$22,700	$51,587	$214,951	$280,300	$1,350,511	$995,260	$499,726
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$383	$—	$1,424	$387,649	$—	$394	$628

Expenses
Mortality and expense risk charge and
administrative expense charges	15	477	154	88,903	32,912	44	177

Net investment income (loss)	368	(477)	1,270	298,746	(32,912)	350	451

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	264	31,001	2,504	(171,568)	110,321	1,240	(77)
Realized gain distribution	360	40,525	—	193,552	578,233	—	—
Realized gain (loss)	624	71,526	2,504	21,984	688,554	1,240	(77)

Change in net unrealized appreciation
(depreciation) of investments	(116)	75,930	(336)	2,357,247	1,629,011	(1,572)	(3,981)

Net gain (loss) on investments	508	147,456	2,168	2,379,231	2,317,565	(332)	(4,058)

Net increase (decrease) in net assets
resulting from operations	876	146,979	3,438	2,677,977	2,284,653	18	(3,607)
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	37,994	226,085	53,731	651,628	406,377	96	215,703
Transfers due to death benefits	—	—	—	(117,362)	(72,778)	—	—
Transfers due to withdrawal of funds	(488)	(447)	(665)	(606,402)	(236,256)	—	93
Transfers due to policy loans, net of repayments	—	(7,270)	—	(224,399)	(17,100)	—	—
Transfers due to charges for administrative and insurance costs	(7,602)	(32,157)	(14,431)	(834,608)	(202,825)	(94)	(999)
Transfers between Divisions and
(to) from General Account	4,125	139,723	87,722	69,364	365,987	(4,095)	—

Net increase (decrease) in net assets
resulting from capital transactions	34,029	325,934	126,357	(1,061,779)	243,405	(4,093)	214,797
Total increase (decrease)	34,905	472,913	129,795	1,616,198	2,528,058	(4,075)	211,190

NET ASSETS, at beginning of the year	—	308,298	8,320	19,502,262	6,421,821	21,961	8,059

NET ASSETS, at end of the year	$34,905	$781,211	$138,115	$21,118,460	$8,949,879	$17,886	$219,249
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
Investment income			(Class II)	(Class III)
Dividends	$913,855	$955	$702,243	$3,313	$1	$7,296	$102

Expenses
Mortality and expense risk charge and
administrative expense charges	228,447	550	282,179	226	93	812	44

Net investment income (loss)	685,408	405	420,064	3,087	(92)	6,484	58

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,025,902	2,277	3,300,427	1,782	1,281	150	14
Realized gain distribution	486,721	3,116	1,920,897	8,150	3	—	1,192
Realized gain (loss)	1,512,623	5,393	5,221,324	9,932	1,284	150	1,206

Change in net unrealized appreciation
(depreciation) of investments	5,564,810	(3,242)	7,897,888	3,615	42	(10,939)	1,571

Net gain (loss) on investments	7,077,433	2,151	13,119,212	13,547	1,326	(10,789)	2,777

Net increase (decrease) in net assets
resulting from operations	7,762,841	2,556	13,539,276	16,634	1,234	(4,305)	2,835
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
			(Class II)	(Class III)
Capital transactions:
Transfer of net premiums	1,519,074	22,258	1,065,469	1,153,275	1,406	196,985	62,789
Transfers due to death benefits	(357,257)	—	(3,889,321)	—	—	—	—
Transfers due to withdrawal of funds	(1,919,283)	(1)	(1,911,002)	73	(1)	1	(49)
Transfers due to policy loans, net of repayments	(568,736)	—	(836,727)	—	—	—	—
Transfers due to charges for administrative and insurance costs	(1,617,422)	(3,216)	(1,434,254)	(94,991)	(959)	(4,255)	(3,286)
Transfers between Divisions and
(to) from General Account	553,405	193,597	736,715	109,009	(61,269)	12,173	(10,610)

Net increase (decrease) in net assets
resulting from capital transactions	(2,390,219)	212,638	(6,269,120)	1,167,366	(60,823)	204,904	48,844
Total increase (decrease)	5,372,622	215,194	7,270,156	1,184,000	(59,589)	200,599	51,679

NET ASSETS, at beginning of the year	42,224,713	87,052	59,220,858	—	60,558	89,474	—

NET ASSETS, at end of the year	$47,597,335	$302,246	$66,491,014	$1,184,000	$969	$290,073	$51,679
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
Investment income		(Service Class I)	(Class II)
Dividends	$8	$148	$34	$10,781	$144	$1,436	$69,016

Expenses
Mortality and expense risk charge and
administrative expense charges	3	33	2	1,778	5	265	7,487

Net investment income (loss)	5	115	32	9,003	139	1,171	61,529

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(8)	85	(2)	(805)	(7)	(2,698)	(46,499)
Realized gain distribution	65	927	171	429	—	8,994	—
Realized gain (loss)	57	1,012	169	(376)	(7)	6,296	(46,499)

Change in net unrealized appreciation
(depreciation) of investments	(677)	(273)	(155)	32,204	(41)	264	18,187

Net gain (loss) on investments	(620)	739	14	31,828	(48)	6,560	(28,312)

Net increase (decrease) in net assets
resulting from operations	(615)	854	46	40,831	91	7,731	33,217
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
		(Service Class I)	(Class II)
Capital transactions:
Transfer of net premiums	11,115	—	4,049	462,513	7,809	28,651	165,398
Transfers due to death benefits	—	—	—	—	—	—	(46,808)
Transfers due to withdrawal of funds	(29)	(1)	22	(587)	(9)	(417)	(62,502)
Transfers due to policy loans, net of repayments	—	—	—	—	—	—	(38,550)
Transfers due to charges for administrative and insurance costs	(870)	(105)	(465)	(31,539)	(1,659)	(9,309)	(120,354)
Transfers between Divisions and
(to) from General Account	5,197	(624)	67	111,408	2,039	(14,716)	61,989

Net increase (decrease) in net assets
resulting from capital transactions	15,413	(730)	3,673	541,795	8,180	4,209	(40,827)
Total increase (decrease)	14,798	124	3,719	582,626	8,271	11,940	(7,610)

NET ASSETS, at beginning of the year	—	16,319	—	234,861	—	67,514	1,525,020

NET ASSETS, at end of the year	$14,798	$16,443	$3,719	$817,487	$8,271	$79,454	$1,517,410
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$60	$497	$1,632	$—	$397,677	$11,209	$—

Expenses
Mortality and expense risk charge and
administrative expense charges	2	5	39	633	37,096	6,671	786

Net investment income (loss)	58	492	1,593	(633)	360,581	4,538	(786)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(7)	(865)	617	33,778	(126,982)	19,158	1,856
Realized gain distribution	—	81	401	11,602	—	59,349	9,032
Realized gain (loss)	(7)	(784)	1,018	45,380	(126,982)	78,507	10,888

Change in net unrealized appreciation
(depreciation) of investments	(249)	(237)	1,599	1,990	44,603	165,649	6,409

Net gain (loss) on investments	(256)	(1,021)	2,617	47,370	(82,379)	244,156	17,297

Net increase (decrease) in net assets
resulting from operations	(198)	(529)	4,210	46,737	278,202	248,694	16,511
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	6,758	13,937	97,581	163,542	374,196	56,095	138,293
Transfers due to death benefits	—	—	—	—	(42,834)	(18,250)	—
Transfers due to withdrawal of funds	(9)	(37)	(620)	(932)	(306,915)	(87,059)	117
Transfers due to policy loans, net of repayments	—	(14,890)	—	—	(54,854)	(18,137)	—
Transfers due to charges for administrative and insurance costs	(1,493)	(3,694)	(16,791)	(12,268)	(397,841)	(82,134)	(8,373)
Transfers between Divisions and
(to) from General Account	48	26,519	19,742	17,157	386,673	16,654	(45,134)

Net increase (decrease) in net assets
resulting from capital transactions	5,304	21,835	99,912	167,499	(41,575)	(132,831)	84,903
Total increase (decrease)	5,106	21,306	104,122	214,236	236,627	115,863	101,414

NET ASSETS, at beginning of the year	—	—	—	85,949	8,414,738	1,783,242	177,385

NET ASSETS, at end of the year	$5,106	$21,306	$104,122	$300,185	$8,651,365	$1,899,105	$278,799
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

			MML
	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$2,695	$64	$1,073	$—	$3,640	$84	$1,162

Expenses
Mortality and expense risk charge and
administrative expense charges	525	144	109	78,207	35,401	3	241

Net investment income (loss)	2,170	(80)	964	(78,207)	(31,761)	81	921

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(9,925)	(168)	22	261,326	(231,754)	11	30
Realized gain distribution	5,467	—	—	1,095,947	—	—	8,808
Realized gain (loss)	(4,458)	(168)	22	1,357,273	(231,754)	11	8,838

Change in net unrealized appreciation
(depreciation) of investments	7,132	3,453	466	780,745	969,748	(172)	1,016

Net gain (loss) on investments	2,674	3,285	488	2,138,018	737,994	(161)	9,854

Net increase (decrease) in net assets
resulting from operations	4,844	3,205	1,452	2,059,811	706,233	(80)	10,775
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

			MML
	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	191,371	5,538	11,153	418,482	413,365	9,708	60,340
Transfers due to death benefits	—	—	—	(223,816)	(48,912)	—	—
Transfers due to withdrawal of funds	(43)	—	(56)	(646,160)	(312,902)	(26)	(46)
Transfers due to policy loans, net of repayments	—	—	—	(299,569)	(94,773)	—	—
Transfers due to charges for administrative and insurance costs	(6,347)	(2,012)	(1,925)	(426,677)	(203,983)	(1,014)	(4,666)
Transfers between Divisions and
(to) from General Account	(46,438)	(53,817)	2,165	228,554	(171,809)	—	113,956

Net increase (decrease) in net assets
resulting from capital transactions	138,543	(50,291)	11,337	(949,186)	(419,014)	8,668	169,584
Total increase (decrease)	143,387	(47,086)	12,789	1,110,625	287,219	8,588	180,359

NET ASSETS, at beginning of the year	86,007	54,076	20,678	16,842,706	7,815,423	—	—

NET ASSETS, at end of the year	$229,394	$6,990	$33,467	$17,953,331	$8,102,642	$8,588	$180,359
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,203	$860	$2,100	$612,326	$2,051	$2,605	$3,817

Expenses
Mortality and expense risk charge and
administrative expense charges	524	214	471	54,204	257	221	192

Net investment income (loss)	679	646	1,629	558,122	1,794	2,384	3,625

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1)	(18)	6,426	—	(62)	(83)	147
Realized gain distribution	—	4,118	—	—	—	—	—
Realized gain (loss)	(1)	4,100	6,426	—	(62)	(83)	147

Change in net unrealized appreciation
(depreciation) of investments	(17,210)	775	(678)	—	1,692	(2,886)	62

Net gain (loss) on investments	(17,211)	4,875	5,748	—	1,630	(2,969)	209

Net increase (decrease) in net assets
resulting from operations	(16,532)	5,521	7,377	558,122	3,424	(585)	3,834
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	343,114	117,648	22,932	1,755,504	250,391	5,044	35,744
Transfers due to death benefits	—	—	—	(1,421,682)	—	—	—
Transfers due to withdrawal of funds	(11)	—	(4)	(3,606,363)	144	(1)	9
Transfers due to policy loans, net of repayments	—	—	—	(63,307)	—	—	—
Transfers due to charges for administrative and insurance costs	(4,831)	(1,973)	(2,170)	(855,240)	(2,317)	(1,977)	(3,664)
Transfers between Divisions and
(to) from General Account	48	2,126	3,682	891,454	—	—	1,668

Net increase (decrease) in net assets
resulting from capital transactions	338,320	117,801	24,440	(3,299,634)	248,218	3,066	33,757
Total increase (decrease)	321,788	123,322	31,817	(2,741,512)	251,642	2,481	37,591

NET ASSETS, at beginning of the year	12,640	—	32,192	13,469,550	—	72,553	52,173

NET ASSETS, at end of the year	$334,428	$123,322	$64,009	$10,728,038	$251,642	$75,034	$89,764
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$120	$115	$2,562	$—	$—	$141,122	$74

Expenses
Mortality and expense risk charge and
administrative expense charges	2	14	186	43	29,229	34,550	8

Net investment income (loss)	118	101	2,376	(43)	(29,229)	106,572	66

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	14	(20)	(27)	1	584,661	1,150	2
Realized gain distribution	—	—	—	—	281,509	507,449	—
Realized gain (loss)	14	(20)	(27)	1	866,170	508,599	2

Change in net unrealized appreciation
(depreciation) of investments	(94)	(4)	(1,940)	(1,535)	1,043,617	182,286	9

Net gain (loss) on investments	(80)	(24)	(1,967)	(1,534)	1,909,787	690,885	11

Net increase (decrease) in net assets
resulting from operations	38	77	409	(1,577)	1,880,558	797,457	77
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	8,843	2	86,746	2,435	69,303	217,337	644
Transfers due to death benefits	—	—	—	—	(39,200)	(28,870)	—
Transfers due to withdrawal of funds	(10)	—	(1)	—	(179,984)	(259,184)	—
Transfers due to policy loans, net of repayments	—	—	—	—	(27,438)	(79,211)	—
Transfers due to charges for administrative and insurance costs	(2,004)	(27)	(1,340)	(58)	(172,001)	(308,537)	(14)
Transfers between Divisions and
(to) from General Account	223	172	6,318	125,597	(389,437)	128,404	897

Net increase (decrease) in net assets
resulting from capital transactions	7,052	147	91,723	127,974	(738,757)	(330,061)	1,527
Total increase (decrease)	7,090	224	92,132	126,397	1,141,801	467,396	1,604

NET ASSETS, at beginning of the year	—	4,479	24,086	—	5,839,884	7,337,651	967

NET ASSETS, at end of the year	$7,090	$4,703	$116,218	$126,397	$6,981,685	$7,805,047	$2,571
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$—	$110,200	$—	$1,726	$3,455	$2,379	$1,666

Expenses
Mortality and expense risk charge and
administrative expense charges	297,382	19,538	42	457	932	1,262	636

Net investment income (loss)	(297,382)	90,662	(42)	1,269	2,523	1,117	1,030

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	543,015	27,541	1	102	2,804	75	10,791
Realized gain distribution	5,665,107	—	—	1,193	7,474	4,349	6,023
Realized gain (loss)	6,208,122	27,541	1	1,295	10,278	4,424	16,814

Change in net unrealized appreciation
(depreciation) of investments	(662,005)	(182,232)	(1,072)	(14,047)	6,955	15,510	(2,261)

Net gain (loss) on investments	5,546,117	(154,691)	(1,071)	(12,752)	17,233	19,934	14,553

Net increase (decrease) in net assets
resulting from operations	5,248,735	(64,029)	(1,113)	(11,483)	19,756	21,051	15,583
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	1,153,427	137,858	4,071	48,182	69,894	88,676	20,554
Transfers due to death benefits	(555,007)	(32,759)	—	—	—	—	—
Transfers due to withdrawal of funds	(1,818,291)	(72,045)	—	—	—	(3)	(6)
Transfers due to policy loans, net of repayments	(920,219)	(40,187)	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(1,601,686)	(136,541)	(248)	(1,567)	(4,284)	(2,581)	(2,171)
Transfers between Divisions and
(to) from General Account	(32,714)	(49,896)	—	676,717	20,863	—	(54,557)

Net increase (decrease) in net assets
resulting from capital transactions	(3,774,490)	(193,570)	3,823	723,332	86,473	86,092	(36,180)
Total increase (decrease)	1,474,245	(257,599)	2,710	711,849	106,229	107,143	(20,597)

NET ASSETS, at beginning of the year	61,055,675	4,681,550	8,048	—	84,270	134,373	93,789

NET ASSETS, at end of the year	$62,529,920	$4,423,951	$10,758	$711,849	$190,499	$241,516	$73,192
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$13,860	$—	$156	$1,402	$—	$1,330	$2,930

Expenses
Mortality and expense risk charge and
administrative expense charges	7,502	15	193	224	27	381	611

Net investment income (loss)	6,358	(15)	(37)	1,178	(27)	949	2,319

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,122	169	3,724	596	633	439	1,246
Realized gain distribution	29,217	—	—	3,712	—	1,122	—
Realized gain (loss)	32,339	169	3,724	4,308	633	1,561	1,246

Change in net unrealized appreciation
(depreciation) of investments	109,467	(679)	3,538	(1,608)	(3,978)	(8,177)	1,193

Net gain (loss) on investments	141,806	(510)	7,262	2,700	(3,345)	(6,616)	2,439

Net increase (decrease) in net assets
resulting from operations	148,164	(525)	7,225	3,878	(3,372)	(5,667)	4,758
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
Capital transactions:
Transfer of net premiums	538,124	89,710	50,592	—	183,720	197,850	39,083
Transfers due to death benefits	—	—	—	—	—	—	—
Transfers due to withdrawal of funds	115	(99)	—	(1)	(268)	(35)	—
Transfers due to policy loans, net of repayments	—	—	—	—	—	—	—
Transfers due to charges for administrative and insurance costs	(20,163)	(6,492)	(1,066)	(993)	(9,354)	(7,675)	(376)
Transfers between Divisions and
(to) from General Account	1,062,652	11,348	(16,532)	(113,390)	23,218	14,234	(21,405)

Net increase (decrease) in net assets
resulting from capital transactions	1,580,728	94,467	32,994	(114,384)	197,316	204,374	17,302
Total increase (decrease)	1,728,892	93,942	40,219	(110,506)	193,944	198,707	22,060

NET ASSETS, at beginning of the year	335,157	—	10,619	110,506	—	35,916	79,167

NET ASSETS, at end of the year	$2,064,049	$93,942	$50,838	$—	$193,944	$234,623	$101,227
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

Vest
US Large Cap
10% Buffer
Strategies V.I.
Division
Investment income
Dividends	$—

Expenses
Mortality and expense risk charge and
administrative expense charges	6

Net investment income (loss)	(6)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	46
Realized gain distribution	409
Realized gain (loss)	455

Change in net unrealized appreciation
(depreciation) of investments	(172)

Net gain (loss) on investments	283

Net increase (decrease) in net assets
resulting from operations	277
See Notes to Financial Statements

C. M. Life Variable Life Separate Account I
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

Vest
US Large Cap
10% Buffer
Strategies V.I.
Division
Capital transactions:
Transfer of net premiums	19,445
Transfers due to death benefits	—
Transfers due to withdrawal of funds	(51)
Transfers due to policy loans, net of repayments	—
Transfers due to charges for administrative and insurance costs	(2,842)
Transfers between Divisions and
(to) from General Account	16,308

Net increase (decrease) in net assets
resulting from capital transactions	32,860
Total increase (decrease)	33,137

NET ASSETS, at beginning of the year	—

NET ASSETS, at end of the year	$33,137

C. M. Life Variable Life Separate Account I
Notes To Financial Statements
1. ORGANIZATION
C.M. Life Variable Life Separate Account I (“the Separate Account”) is a separate investment account of C.M. Life
Insurance Company (“C.M. Life”) established on February 2, 1995. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).
C.M. Life was formerly a wholly owned stock life insurance subsidiary of Connecticut Mutual Life Insurance
Company (“CML”). On February 29, 1996, CML merged with and into Massachusetts Mutual Life Insurance
Company (“MassMutual”). Upon the merger, CML’s existence ceased and MassMutual became the surviving company under the name Massachusetts Mutual Life Insurance Company. C.M. Life became a wholly owned subsidiary of MassMutual.
C.M. Life maintains the following five products within the Separate Account: Apex VULSM, C.M. Life Electrum
SelectSM, Survivorship Variable Universal Life, Variable Universal Life and Survivorship Variable Universal Life II.
The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life contracts is not chargeable with liabilities arising from any other C.M. Life business.
2. INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS
For the year or period ended December 31, 2025, the Separate Account consists of one hundred and eighty three divisions that invest in the following mutual funds. All of the divisions/funds may not be available through each of the products within the Separate Account:

The division listed in the first
Divisions	column invests in the fund in this column

American Funds Insurance Series® American High- Income Division	American Funds Insurance Series® American High Income Trust®[3]
American Funds Insurance Series® Asset Allocation Division (Class 1)	American Funds Insurance Series® Asset Allocation Fund (Class 1)[3]
American Funds Insurance Series® Asset Allocation Division (Class 2)	American Funds Insurance Series® Asset Allocation Fund (Class 2)[3]
American Funds Insurance Series® Capital World Bond Division	American Funds Insurance Series® Capital World Bond Fund®[3,43]
American Funds Insurance Series® Capital World Growth and Income Division	American Funds Insurance Series® Capital World Growth and Income Fund®[3]
American Funds Insurance Series® Global Growth Division	American Funds Insurance Series® Global Growth Fund[3]
American Funds Insurance Series® Global Small Capitalization Division (Class 1)	American Funds Insurance Series® Global Small Capitalization Fund (Class 1)[3,43]
American Funds Insurance Series® Global Small Capitalization Division (Class 2)	American Funds Insurance Series® Global Small Capitalization Fund (Class 2)[3,45]
American Funds Insurance Series® Growth-Income Division (Class 1A)	American Funds Insurance Series® Growth-Income Fund (Class 1A)[3,42]
American Funds Insurance Series® Growth-Income Division (Class 2)	American Funds Insurance Series® Growth-Income Fund (Class 2)[3]
American Funds Insurance Series® International Growth and Income Division	American Funds Insurance Series® International Growth and Income Fund[3]
American Funds Insurance Series® New World Division (Class 1)	American Funds Insurance Series® New World Fund® (Class 1)[3]
American Funds Insurance Series® New World Division (Class 2)	American Funds Insurance Series® New World Fund® (Class 2)[3,45]
American Funds Insurance Series® The Bond Fund of America Division	American Funds Insurance Series® The Bond Fund of America®[3]
American Funds Insurance Series® U.S. Government Securities Division	American Funds Insurance Series® U.S. Government Securities Fund[3,43]
American Funds Insurance Series® Washington Mutual Investors Division (Class 1A)	American Funds Insurance Series® Washington Mutual Investors Funds (Class 1A)[3]
American Funds Insurance Series® Washington Mutual Investors Division (Class 2)	American Funds Insurance Series® Washington Mutual Investors Funds (Class 2)[3,45]
BlackRock Basic Value V.I. Division	BlackRock Basic Value V.I. Fund[1,43]
BlackRock High Yield V.I. Division	BlackRock High Yield V.I. Fund[1]
BlackRock Small Cap Index V.I. Division (Class I)	BlackRock Small Cap Index V.I. Fund (Class I)[1,44]
BlackRock Small Cap Index V.I. Division (Class III)	BlackRock Small Cap Index V.I. Fund (Class III)[1]
BlackRock Total Return V.I. Division	BlackRock Total Return V.I. Fund[1]

Notes To Financial Statements (Continued)

BNY Mellon MidCap Stock Division	BNY Mellon MidCap Stock Portfolio[2]
Columbia Variable Portfolio - Contrarian Core Division	Columbia Variable Portfolio - Contrarian Core Fund[5,45]
Dimensional VA Global Bond Division	Dimensional VA Global Bond Portfolio[7,26]
Dimensional VA International Small Division	Dimensional VA International Small Portfolio[7,27]
Dimensional VA U.S. Large Value Division	Dimensional VA U.S. Large Value Portfolio[7,28,42]
Dimensional VA U.S. Targeted Value Division	Dimensional VA U.S. Targeted Value Portfolio[7,29]
Dimensional VIT Inflation-Protected Securities Division	Dimensional VIT Inflation-Protected Securities Portfolio[7,30]
DWS Small Cap Index Division	DWS Small Cap Index VIP[8]
Eaton Vance VT Floating-Rate Income Division	Eaton Vance VT Floating-Rate Income Fund[9]
Fidelity® VIP Bond Index Division (Initial Class)	Fidelity® VIP Bond Index Portfolio (Initial Class)[10,44]
Fidelity® VIP Bond Index Division (Service Class 2)	Fidelity® VIP Bond Index Portfolio (Service Class 2)[10]
Fidelity® VIP Contrafund® Division	Fidelity® VIP Contrafund® Portfolio[10]
Fidelity® VIP Emerging Markets Division	Fidelity® VIP Emerging Markets Portfolio[10,44,46]
Fidelity® VIP Extended Market Index Division (Initial Class)	Fidelity® VIP Extended Market Index Portfolio (Initial Class)[10,44]
Fidelity® VIP Extended Market Index Division (Service Class)	Fidelity® VIP Extended Market Index Portfolio (Service Class)[10]
Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2020 Portfolio[10]
Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2025 Portfolio[10]
Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2030 Portfolio[10]
Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2035 Portfolio[10]
Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2040 Portfolio[10]
Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2045 Portfolio[10]
Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2050 Portfolio[10]
Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2055 Portfolio[10]
Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2060 Portfolio[10]
Fidelity® VIP Freedom 2065 Division	Fidelity® VIP Freedom 2065 Portfolio[10]
Fidelity® VIP Freedom Income Division	Fidelity® VIP Freedom Income Portfolio[10]
Fidelity® VIP Government Money Market Division	Fidelity® VIP Government Money Market Portfolio[10,25]
Fidelity® VIP Growth Division	Fidelity® VIP Growth Portfolio[10]
Fidelity® VIP Health Care Division	Fidelity® VIP Health Care Portfolio[10,44]
Fidelity® VIP High Income Division	Fidelity® VIP High Income Portfolio[10,25]
Fidelity® VIP Index 500 Division (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)[10]
Fidelity® VIP International Index Division (Initial Class)	Fidelity® VIP International Index Portfolio (Initial Class)[10,44]
Fidelity® VIP International Index Division (Service Class 2)	Fidelity® VIP International Index Portfolio (Service Class 2)[10]
Fidelity® VIP Overseas Division	Fidelity® VIP Overseas Portfolio[10]
Fidelity® VIP Real Estate Division (Initial Class)	Fidelity® VIP Real Estate Portfolio (Initial Class)[10,44]
Fidelity® VIP Real Estate Division (Service Class)	Fidelity® VIP Real Estate Portfolio (Service Class)[10]
Fidelity® VIP Strategic Income Division	Fidelity® VIP Strategic Income Portfolio[10,44]
Fidelity® VIP Total Market Index Division (Initial Class)	Fidelity® VIP Total Market Index Portfolio (Initial Class)[10,44]
Fidelity® VIP Total Market Index Division (Service Class 2)	Fidelity® VIP Total Market Index Portfolio (Service Class 2)[10,42]
Franklin Mutual Global Discovery VIP Division	Franklin Mutual Global Discovery VIP Fund[11,43]
Franklin Small Cap Value VIP Division	Franklin Small Cap Value VIP Fund[11]
Franklin Strategic Income VIP Division	Franklin Strategic Income VIP Fund[11]
Goldman Sachs Core Fixed Income Division	Goldman Sachs Core Fixed Income Fund[12]
Goldman Sachs International Equity Insights Division	Goldman Sachs International Equity Insights Fund[12]
Goldman Sachs Mid Cap Growth Division	Goldman Sachs Mid Cap Growth Fund[12]
Goldman Sachs Mid Cap Value Division	Goldman Sachs Mid Cap Value Fund[12]
Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Small Cap Equity Insights Fund[12,43]
Goldman Sachs Strategic Growth Division	Goldman Sachs Strategic Growth Fund[12]
Invesco V.I. American Franchise Division	Invesco V.I. American Franchise Fund[13,43]
Invesco V.I. Comstock Division	Invesco V.I. Comstock Fund[13,43]
Invesco V.I. Core Plus Bond Division	Invesco V.I. Core Plus Bond Fund[13]
Invesco V.I. Diversified Dividend Division	Invesco V.I. Diversified Dividend Fund[13]
Invesco V.I. Equity and Income Division	Invesco V.I. Equity and Income Fund[13,31,43]

Notes To Financial Statements (Continued)

Invesco V.I. EQV International Equity Division	Invesco V.I. EQV International Equity Fund[13,43]
Invesco V.I. Global Real Estate Division	Invesco V.I. Global Real Estate Fund[13]
Invesco V.I. Global Strategic Income Division	Invesco V.I. Global Strategic Income Fund[13]
Invesco V.I. Government Money Market Division	Invesco V.I. Government Money Market Fund[13,44]
Invesco V.I. Health Care Division	Invesco V.I. Health Care Fund[13]
Invesco V.I. International Growth Division	Invesco V.I. International Growth Fund[13,41]
Invesco V.I. Small Cap Equity Division	Invesco V.I. Small Cap Equity Fund[13]
Invesco V.I. Technology Division	Invesco V.I. Technology Fund[13]
Janus Henderson Balanced Division	Janus Henderson Balanced Portfolio[14]
Janus Henderson Enterprise Division	Janus Henderson Enterprise Portfolio[14,45]
Janus Henderson Forty Division	Janus Henderson Forty Portfolio[14]
Janus Henderson Global Research Division	Janus Henderson Global Research Portfolio[14]
Janus Henderson Global Technology and Innovation Division	Janus Henderson Global Technology and Innovation Portfolio[14,44]
Janus Henderson Overseas Division	Janus Henderson Overseas Portfolio[14,45]
Lord Abbett Mid Cap Stock Division	Lord Abbett Mid Cap Stock Portfolio[16,43]
LVIP American Century Capital Appreciation Division	LVIP American Century Capital Appreciation Fund[15,32]
LVIP American Century Disciplined Core Value Division	LVIP American Century Disciplined Core Value Fund[15,33]
LVIP American Century Inflation Protection Division	LVIP American Century Inflation Protection Fund[15,34]
LVIP American Century International Division	LVIP American Century International Fund[15,35]
LVIP American Century Value Division	LVIP American Century Value Fund[15,36]
MFS® Blended Research® Core Equity Division	MFS® Blended Research® Core Equity Portfolio[17,43]
MFS® Global Real Estate Division	MFS® Global Real Estate Portfolio[17]
MFS® Government Securities Division	MFS® Government Securities Portfolio[17,43]
MFS® Growth Series Division	MFS® Growth Series Portfolio[17]
MFS® International Intrinsic Value Division	MFS® International Intrinsic Value Portfolio[17]
MFS® Investors Trust Division	MFS® Investors Trust Portfolio[17]
MFS® Mid Cap Value Division	MFS® Mid Cap Value Portfolio[17]
MFS® New Discovery Division	MFS® New Discovery Portfolio[17]
MFS® Utilities Division	MFS® Utilities Portfolio[17,43]
MFS® Value Division	MFS® Value Portfolio[17]
MML Aggressive Allocation Division	MML Aggressive Allocation Fund[18]
MML American Century Mid Cap Value Division	MML VIP American Century Mid Cap Value Fund[18,55]
MML American Century Small Company Value Division	MML American Century Small Company Value Fund[18,64]
MML American Funds Core Allocation Division	MML American Funds Core Allocation Fund[18]
MML American Funds Growth Division	MML American Funds Growth Fund[18]
MML Balanced Allocation Division	MML Balanced Allocation Fund[18]
MML BlackRock iShares® 60/40 Division	MML VIP BlackRock iShares® 60/40 Fund[18,44,47]
MML BlackRock iShares® 80/20 Division	MML VIP BlackRock iShares® 80/20 Fund[18,44,48]
MML Blend Division	MML Blend Fund[18]
MML Blue Chip Growth Division	MML Blue Chip Growth Fund[18]
MML Conservative Allocation Division	MML Conservative Allocation Fund[18]
MML Equity Division	MML Equity Fund[18]
MML Equity Income Division	MML Equity Income Fund[18,37]
MML Equity Index Division (Class II)	MML Equity Index Fund (Class II)[18]
MML Equity Index Division (Class III)	MML Equity Index Fund (Class III)[18,44]
MML Fidelity Institutional AM® Core Plus Bond Division	MML VIP Fidelity Institutional AM® Core Plus Bond Fund[10,58]
MML Focused Equity Division	MML Focused Equity Fund[18]
MML Foreign Division	MML Foreign Fund[18]
MML Fundamental Equity Division	MML Fundamental Equity Fund[18,63]
MML Global Division	MML Global Fund[18,60,65]
MML Growth Allocation Division	MML Growth Allocation Fund[18]
MML Income & Growth Division	MML Income & Growth Fund[18]
MML Inflation-Protected and Income Division	MML Inflation-Protected and Income Fund[18]
MML Invesco Discovery Large Cap Division	MML Invesco Discovery Large Cap Fund[18,24,61]
MML Invesco Discovery Mid Cap Division	MML Invesco Discovery Mid Cap Fund[18,24,62]
MML Invesco Small Cap Equity Division	MML VIP Invesco Small Cap Equity Fund[18,56]

Notes To Financial Statements (Continued)

MML Loomis Sayles Large Cap Growth Division	MML VIP Loomis Sayles Large Cap Growth Fund[18,38,40]
MML Managed Bond Division	MML Managed Bond Fund[18,39]
MML Managed Volatility Division	MML Managed Volatility Fund[18]
MML MFS International Equity Division	MML VIP MFS International Equity Fund[18,57,66]
MML Mid Cap Growth Division	MML Mid Cap Growth Fund[18,59]
MML Moderate Allocation Division	MML Moderate Allocation Fund[18]
MML Short-Duration Bond Division	MML Short-Duration Bond Fund[18]
MML Small Cap Growth Equity Division	MML Small Cap Growth Equity Fund[18]
MML Small/Mid Cap Value Division	MML Small/Mid Cap Value Fund[18]
MML Sustainable Equity Division	MML Sustainable Equity Fund[18]
MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[18]
Nomura VIP Asset Strategy Division (Standard Class)	Nomura VIP Asset Strategy Series (Standard Class)[6,44,49]
Nomura VIP Asset Strategy Division (Service Class)	Nomura VIP Asset Strategy Series (Service Class)[6,43,50]
Nomura VIP Emerging Markets Division	Nomura VIP Emerging Markets Series[6,51]
Nomura VIP Growth Division	Nomura VIP Growth Series[6,45,52]
Nomura VIP Science and Technology Division	Nomura VIP Science and Technology Series[6,53]
Nomura VIP Small Cap Value Division	Nomura VIP Small Cap Value Series[6,54]
PIMCO All Asset Division	PIMCO All Asset Portfolio[19,43]
PIMCO CommodityRealReturn® Strategy Division	PIMCO CommodityRealReturn® Strategy Portfolio[19]
PIMCO Emerging Markets Bond Division	PIMCO Emerging Markets Bond Portfolio[19,42]
PIMCO Global Bond Opportunities Division	PIMCO Global Bond Opportunities Portfolio[19]
PIMCO High Yield Division	PIMCO High Yield Portfolio[19]
PIMCO Income Division	PIMCO Income Portfolio[19,44]
PIMCO Long-Term U.S. Government Division	PIMCO Long-Term U.S. Government Portfolio[19,43]
PIMCO Real Return Division	PIMCO Real Return Portfolio[19]
PIMCO Total Return Division	PIMCO Total Return Portfolio[19]
Schwab® S&P 500 Index Division	Schwab® S&P 500 Index Portfolio[4,44]
Schwab® VIT Balanced Division	Schwab® VIT Balanced Portfolio[4,44,46]
Schwab® VIT Balanced with Growth Division	Schwab® VIT Balanced with Growth Portfolio[4,44,46]
Schwab® VIT Growth Division	Schwab® VIT Growth Portfolio[4,44,46]
T. Rowe Price Blue Chip Growth Division	T. Rowe Price Blue Chip Growth Fund[20]
T. Rowe Price Equity Income Division	T. Rowe Price Equity Income Fund[20]
T. Rowe Price Limited-Term Bond Division	T. Rowe Price Limited-Term Bond Fund[20]
Templeton Foreign VIP Division	Templeton Foreign VIP Fund[21]
Templeton Global Bond VIP Division	Templeton Global Bond VIP Fund[21]
TOPS® Aggressive Growth ETF Division	TOPS® Aggressive Growth ETF Portfolio[23,43]
TOPS® Balanced ETF Division	TOPS® Balanced ETF Portfolio[23,43]
TOPS® Conservative ETF Division	TOPS® Conservative ETF Portfolio[23,43]
TOPS® Growth ETF Division	TOPS® Growth ETF Portfolio[23,43]
TOPS® Moderate Growth ETF Division	TOPS® Moderate Growth ETF Portfolio[23]
Vanguard VIF Balanced Division	Vanguard VIF Balanced Portfolio[22]
Vanguard VIF Capital Growth Division	Vanguard VIF Capital Growth Portfolio[22]
Vanguard VIF Diversified Value Division	Vanguard VIF Diversified Value Portfolio[22]
Vanguard VIF Equity Income Division	Vanguard VIF Equity Income Portfolio[22]
Vanguard VIF Global Bond Index Division	Vanguard VIF Global Bond Index Portfolio[22,44]
Vanguard VIF Growth Division	Vanguard VIF Growth Portfolio[22]
Vanguard VIF High-Yield Bond Division	Vanguard VIF High-Yield Bond Portfolio[22,43]
Vanguard VIF International Division	Vanguard VIF International Portfolio[22]
Vanguard VIF Mid-Cap Index Division	Vanguard VIF Mid-Cap Index Portfolio[22,44]
Vanguard VIF Real Estate Index Division	Vanguard VIF Real Estate Index Portfolio[22]
Vanguard VIF Short-Term Investment-Grade Division	Vanguard VIF Short-Term Investment-Grade Portfolio[22]
Western Asset Long Credit VIT Division	Western Asset Long Credit VIT[11,44,46]
In addition to the one hundred and eighty three divisions, some policy owners may also allocate funds to the
Guaranteed Principal Account (“GPA”), which is part of C.M. Life’s general investment account (“General
Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the GPA are not registered under the Securities Act of 1933, and the General Account and the GPA are not registered as an investment company under the 1940 Act.
1BlackRock Advisors, LLC is the investment adviser to this Fund.
2BNY Mellon Investment Adviser, Inc. is the investment adviser to this Portfolio.

Notes To Financial Statements (Continued)
3Capital Research and Management Company is the investment adviser to this Fund.
4Charles Schwab Investment Management is the investment adviser to this Portfolio.
5Columbia Management Investment Advisers, LLC is the investment adviser to this Fund.
6Delaware Management Company is the investment adviser to this Portfolio.
7Dimensional Fund Advisors LP is the investment adviser to this Series.
8DWS Investment Management Americas, Inc. is the investment adviser to this Fund.
9Eaton Vance Management is the investment adviser to this Fund.
10Fidelity Management & Research Company is the investment adviser to this Portfolio.
11Franklin Mutual Advisers, LLC is the investment adviser to this Fund.
12Goldman Sachs Asset Management, L.P., a separate business unit of the Investment Management Division of Goldman Sachs & Co., is the
investment adviser to this Fund.
13Invesco Advisers, Inc. is the investment adviser to this Fund.
14Janus Capital Management LLC is the investment adviser to this Portfolio.
15Lincoln Financial Investments Corporation is the investment adviser to this Fund.
16Lord, Abbett & Co. LLC is the investment adviser to this Fund.
17Massachusetts Financial Services Company is the investment adviser to this Series.
18MML Investment Advisers, LLC, a wholly-owned subsidiary of MassMutual, is the investment adviser to this Fund.
19Pacific Investment Management Company LLC is the investment adviser to this Fund.
20T. Rowe Price Associates, Inc. is the investment adviser to this Portfolio.
21Templeton Investment Counsel, LLC is the investment adviser to this Fund.
22The Vanguard Group, Inc. is the investment adviser to this Fund.
23ValMark Advisers, Inc. is the investment adviser to this Fund.
24This Division/Fund became available to the Separate Account as an investment option on November 14, 2025.
25This sub-account/division/portfolio did not have any investment or unit activity from 2021 to 2025.
26Prior to November 25, 2024, known as DFA VA Global Bond Division/Portfolio.
27Prior to November 25, 2024, known as DFA VA International Small Division/Portfolio.
28Prior to November 25, 2024, known as DFA VA U.S. Large Value/Portfolio.
29Prior to November 25, 2024, known as DFA VA U.S. Targeted Value Division/Portfolio.
30Prior to November 25, 2024, known as DFA VIT Inflation-Protected Securities Division/Portfolio.
31After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund acquired all the net assets of Invesco V.I. Conservative
Balanced Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the
shareholders of the Invesco V.I. Conservative Balanced Fund on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund in exchange of 1 share of Invesco V.I. Conservative Balanced Fund. As a result of the underlying fund merger, the division name changed from Invesco V.I.
Conservative Balanced Fund to Invesco V.I. Equity and Income Fund.
32Effective April 26, 2024, the American Century VP Capital Appreciation Fund reorganized into the LVIP American Century Capital
Appreciation Fund. As a result of the underlying fund reorganization, the LVIP American Century Capital Appreciation Division was added as an investment option and assumed the accounting and performance history of the American Century VP Capital Appreciation Division.
33Effective April 26, 2024, the American Century VP Disciplined Core Value Fund reorganized into the LVIP American Century Disciplined
Core Value Fund. As a result of the underlying fund reorganization, the LVIP American Century Disciplined Core Value Division was added as an investment option and assumed the accounting and performance history of the American Century VP Disciplined Core Value Division.
34Effective April 26, 2024, the American Century VP Inflation Protection Fund reorganized into the LVIP American Century Inflation Protection
Fund. As a result of the underlying fund reorganization, the LVIP American Century Inflation Protection Division was added as an investment option and assumed the accounting and performance history of the American Century VP Inflation Protection Division.
35Effective April 26, 2024, the American Century VP International Fund reorganized into the LVIP American Century International Fund. As a result of the underlying fund reorganization, the LVIP American Century Inflation Protection Division was added as an investment option and assumed the accounting and performance history of the American Century International Division.
36Effective April 26, 2024, the American Century VP Value Fund reorganized into the LVIP American Century Value Fund. As a result of the underlying fund reorganization, the LVIP American Century Value Division was added as an investment option and assumed the accounting and performance history of the American Century VP Value Division.
37Effective after the close of the New York Stock Exchange on April 25, 2025, the MML Fundamental Value Fund substituted into the MML
Equity Income Fund.
38Effective after the close of the New York Stock Exchange on April 25, 2025, the MML Equity Rotation Fund substituted into the MML  Loomis
Sayles Large Cap Growth Fund (formerly known as the MML Large Cap Growth Fund).

Notes To Financial Statements (Continued)
39Effective after the close of the New York Stock Exchange on April 25, 2025, the MML Dynamic Bond Fund and MML High Yield Fund
substituted into the MML Managed Bond Fund.
40Prior to November 14, 2025, known as MML Large Cap Growth Fund.
41Prior to August 22, 2025, known as Invesco V.I. Oppenheimer International Growth Fund.
42This sub-account/division/portfolio did not have any investment or unit activity from 2021 to 2024.
43This sub-account/division/portfolio did not have any investment or unit activity from 2021 to 2025.
44This Sub-Account/Fund became available to the Separate Account as an investment option on April 26, 2024.
45This Sub-Account/Fund became available to the Separate Account as an investment option on November 25, 2024.
46This sub-account/division/portfolio did not have any investment or unit activity from 2024 & 2025.
47Prior to November 14, 2025, known as MML iShares® 60/40 Allocation Fund.
48Prior to November 14, 2025, known as MML iShares® 80/20 Allocation Fund.
49Prior to December 1, 2025, known as Macquarie VIP Asset Strategy Series (Standard Class) (formerly known as the Delaware Ivy VIP Asset
Strategy Fund (Standard Class).
50Prior to December 1, 2025, known as Macquarie VIP Asset Strategy Series (Service Class) (formerly known as the Delaware Ivy VIP Asset
Strategy Fund (Service Class)
51Prior to December 1, 2025, known as Macquarie VIP Emerging Markets Series (formerly known as the Delaware VIP® Emerging Markets
Series Fund).
52Prior to December 1, 2025, known as Macquarie VIP Growth Series.
53Prior to December 1, 2025, known as Macquarie VIP Science and Technology Series (formerly known as the Delaware Ivy VIP Science and
Technology Fund).
54Prior to December 1, 2025, known as Macquarie VIP Small Cap Value Series (formerly known as the Delaware VIP® Small Cap Value Series
Fund).
55Prior to November 14, 2025, known as MML Mid Cap Value Fund.
56Prior to November 14, 2025, known as MML Small Company Equity Fund.
57Prior to November 14, 2025, known as MML International Equity Fund.
58Prior to November 14, 2025, known as MML Total Return Bond Fund.
59Effective after the close of the New York Stock Exchange on November 14, 2025, the T. Rowe Price Mid-Cap Growth Fund substituted into the
MML Mid-Cap Growth Fund.
60Effective after the close of the New York Stock Exchange on November 14, 2025, the Invesco V.I. Global Fund substituted into the MML
Global Fund (Class II).
61Effective after the close of the New York Stock Exchange on November 14, 2025, the Invesco V.I. Discovery Large Cap Fund (formerly known as the Invesco V.I. Capital Appreciation Fund) substituted into the MML Invesco Discovery Large Cap Fund.
62Effective after the close of the New York Stock Exchange on November 14, 2025, the Invesco V.I. Discovery Mid Cap Growth Fund
substituted into the MML Invesco Discovery Mid Cap Fund.
63Effective after the close of the New York Stock Exchange on November 14, 2025, the Invesco V.I. Main Street Fund substituted into the MML
Fundamental Equity Fund.
64Prior to November 14, 2025, known as MML Small Company Value Fund.
65Effective after the close of the New York Stock Exchange on November 14, 2025, certain assets of the MML Global Fund (Service Class I)
merged into the MML Global Fund (Class II).
66Effective after the close of the New York Stock Exchange on November 14, 2025, the MML Strategic Emerging Markets Fund substituted into the MML International Equity Fund (currently known as MML MFS International Equity Fund).
3. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP). C.M. Life
Variable Life Separate Account I follows the accounting and reporting guidance in FASB Accounting Standards
Codification (ASC) 946, Investment Companies.

A.Investment Valuation
Investments in the underlying funds held by each division/sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.
B.Accounting for Investments
Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

Notes To Financial Statements (Continued)
C.Federal Income Taxes
C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal
Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to policies, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.
D.Policy Charges
See Note 8B for charges associated with the policies.
E.Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles
(U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
F.Policy Loans
When a policy loan is made, the Separate Account transfers the amount of the loan to C.M. Life, thereby decreasing both the investments and the net assets of the Separate Account by an equal amount. The policy owner is charged interest on the outstanding policy loan amount generally equal to either a fixed interest rate of 1% to 8% per year or (in all qualifying jurisdictions) an adjustable loan rate, where applicable.
As long as a loan is outstanding, a portion of the policy account value equal to the loan is invested in the
GPA. The amount of the loan earns interest at a rate equal to the greater of either a fixed interest rate generally equal to 1% to 3% of the loan or the policy loan rate less the loan interest rate expense charge.
G.Life Reserves
Life reserves are developed by using accepted actuarial methods and are computed using the 1980 CSO or
2017 CSO mortality table.
H.  Single Reportable Segment
The Separate Account derives revenues from variable life insurance products. MassMutual has identified the
Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker
(CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.
4. FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the
Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.
Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:
• Level 1 – quoted prices in active markets for identical securities
•Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•Level 3 – unobservable inputs
The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2025. There have been no transfers between levels for the year ended December 31, 2025.

Notes To Financial Statements (Continued)
5. RELATED PARTY TRANSACTIONS
A.Sales Agreements
Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate
Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the policies sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) and/or MML Strategic Distributors,
LLC (“MSD”) serve as principal underwriters of the policies sold by registered representatives of other broker-
dealers who have entered into distribution agreements with MML Distributors and/or MSD.
MMLIS, MML Distributors and MSD are registered with the Securities and Exchange Commission (the “SEC”)
as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry
Regulatory Authority (“FINRA”). Commissions for sales of policies by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of policies by registered representatives of other broker-dealers are paid on behalf of MML Distributors and/or MSD to those broker-
dealers. MMLIS, MML Distributors and MSD also receive compensation for their actions as principal underwriters of the policies.
B.Receivable from/Payable to C.M. Life
Certain fees such as mortality and expense fees are charges paid between the General Account and the Separate
Account. The General Account is not registered as an investment company under the 1940 Act.

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2025 were as follows:

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
2025		(Class 1)	(Class 2)			(Class 2)	(Class 1A)
Cost of purchases	$103,934	$—	$1,750,821	$2,372	$186,015	$6,337	$39,252
Proceeds from sales	(10,352)	(524,827)	(564,032)	(1,743)	(294,267)	(1,216)	(20,806)

		American Funds			American Funds	American Funds	American Funds
	American Funds	Insurance Series®	American Funds	American Funds	Insurance Series®	Insurance Series®	Insurance Series®
	Insurance Series®	International	Insurance Series®	Insurance Series®	The Bond	Washington	Washington
	Growth-Income	Growth and Income	New World	New World	Fund of America	Mutual Investors	Mutual Investors
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)	(Class 2)		(Class 1)	(Class 2)		(Class 1A)	(Class 2)
Cost of purchases	$2,817,670	$120,262	$30,744	$58,924	$103,595	$1,777,008	$311,964
Proceeds from sales	(906,163)	(38,090)	(11,574)	(5,915)	(81,965)	(34,498)	(16,290)

Columbia Variable
		Black Rock	Black Rock	Black Rock	BNY Mellon	Portfolio -	Dimensional
	Black Rock	Small Cap	Small Cap	Total Return	MidCap	Contrarian	VA Global
	High Yield V.I.	Index V.I.	Index V.I.	V.I.	Stock	Core	Bond
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)		(Class I)	(Class III)
Cost of purchases	$501,310	$769,749	$457,498	$197,141	$421,934	$31,099	$179,549
Proceeds from sales	(91,592)	(143,393)	(94,656)	(49,011)	(69,980)	(7,494)	(2,116)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

Eaton Vance
	Dimensional	Dimensional	Dimensional	Dimensional	DWS	VT	Fidelity®
	VA International	VA U.S. Large	VA U.S. Targeted	VIT Inflation-	Small Cap	Floating-Rate	VIP
	Small	Value	Value	Protected Securities	Index	Income	Bond Index
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)							(Initial Class)
Cost of purchases	$99,476	$2,350	$75,807	$116,823	$560,998	$1,714	$1,228,460
Proceeds from sales	(82,958)	(160)	(106,062)	(22,929)	(225,763)	(148)	(194,638)

			Fidelity®	Fidelity®
	Fidelity®	Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	Extended	Extended	VIP	VIP	VIP
	Bond Index	Contrafund®	Market Index	Market Index	Freedom 2020	Freedom 2025	Freedom 2030
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)	(Service Class 2)		(Initial Class)	(Service Class)
Cost of purchases	$1,112,054	$19,954,022	$1,370,345	$198,267	$327	$9,111	$218,205
Proceeds from sales	(55,557)	(8,494,289)	(193,140)	(67,534)	(3,821)	(62,190)	(182,602)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Freedom 2065
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$269,911	$2,717,103	$1,710,493	$441,405	$126,765	$138,294	$24,123
Proceeds from sales	(79,374)	(2,090,540)	(1,648,885)	(235,390)	(23,989)	(57,967)	(1,241)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom Income	Growth	Health Care	Index 500	International Index	International Index	Overseas
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)				(Service Class)	(Initial Class)	(Service Class 2)
Cost of purchases	$161,497	$139,221	$58,779	$2,577,415	$1,857,101	$291,539	$101,115
Proceeds from sales	(149,530)	(466,003)	(13,823)	(921,640)	(278,024)	(40,635)	(14,231)

			Fidelity®	Fidelity®	Fidelity®	Franklin	Franklin
	Fidelity®	Fidelity®	VIP	VIP	VIP	Small Cap	Strategic
	VIP	VIP	Strategic	Total Market	Total Market	Value	Income
	Real Estate	Real Estate	Income	Index	Index	VIP	VIP
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
Cost of purchases	$68,018	$32,931	$48,950	$3,751,776	$32,966	$709,789	$277,242
Proceeds from sales	(5,248)	(2,612)	(8,626)	(223,393)	(2,181)	(321,882)	(6,191)

	Goldman	Goldman	Goldman	Goldman	Goldman
	Sachs	Sachs	Sachs	Sachs	Sachs		Invesco V.I.
	Core Fixed	International	Mid Cap	Mid Cap	Strategic	Invesco V.I.	Discovery
	Income	Equity Insights	Growth	Value	Growth	Core Plus Bond	Large Cap
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$56	$1,506,996	$10,512	$121,578	$1,996,020	$2,407,828	$9,375,185
Proceeds from sales	(39)	(35,677)	(6,880)	(71,483)	(1,195,925)	(2,456,303)	(81,885,487)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery	Diversified	Invesco V.I.	Global	Global	Government	Health
	Mid Cap Growth	Dividend	Global	Real Estate	Strategic Income	Money Market	Care
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)			(Class II)
Cost of purchases	$6,166,784	$786,687	$12,693,741	$266,656	$1,013,777	$3,320,450	$79,424
Proceeds from sales	(67,489,795)	(101,990)	(71,128,346)	(6,453)	(615,673)	(1,557,527)	(160,344)

	Invesco V.I.		Invesco V.I.		Janus	Janus	Janus
	International	Invesco V.I.	Small Cap	Invesco V.I.	Henderson	Henderson	Henderson
	Growth	Main Street	Equity	Technology	Balanced	Enterprise	Forty
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$1,345,511	$1,595,850	$72,748	$515,345	$340,986	$73,594	$3,675,783
Proceeds from sales	(408,164)	(22,540,433)	(3,477)	(291,467)	(438,408)	(11,177)	(3,003,478)

	Janus	Janus Henderson		LVIP American	LVIP American	LVIP American
	Henderson	Global	Janus	Century	Century	Century	LVIP American
	Global	Technology and	Henderson	Capital	Disciplined	Inflation	Century
	Research	Innovation	Overseas	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$1,901,843	$256,319	$702	$165,677	$899,985	$115,400	$240,839
Proceeds from sales	(1,404,210)	(20,568)	(50)	(128,568)	(2,193,126)	(2,468)	(174,287)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

	LVIP American	MFS®	MFS®	MFS®	MFS®	MFS®	MFS®
	Century	Global	Growth	International	Investors	Mid Cap	New
	Value	Real Estate	Series	Intrinsic Value	Trust	Value	Discovery
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$338,170	$23,644	$727,149	$38,260	$98,110	$166,973	$92,932
Proceeds from sales	(183,296)	(34,453)	(49,433)	(5,389)	(42,940)	(175,992)	(190,932)

			MML	MML
		MML	American	American Century	MML	MML	MML
	MFS®	Aggressive	Century	Small	American Funds	American Funds	Balanced
	Value	Allocation	Mid Cap Value	Company Value	Core Allocation	Growth	Allocation
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$1,040,308	$1,123,805	$283,129	$19,821	$157,044	$1,944,644	$288,638
Proceeds from sales	(432,979)	(63,182)	(56,060)	(5,865)	(42,402)	(167,887)	(42,117)

	MML	MML		MML	MML	MML
	BlackRock	BlackRock	MML	Blue Chip	Conservative	Dynamic	MML
	iShares® 60/40	iShares® 80/20	Blend	Growth	Allocation	Bond	Equity
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$621,206	$587,550	$1,637,780	$3,443,122	$35,266	$49,953	$7,654,277
Proceeds from sales	(31,966)	(150,276)	(1,488,894)	(1,500,653)	(33,663)	(257,270)	(4,280,365)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

MML
	MML	MML	MML	Fidelity	MML		MML
	Equity	Equity	Equity	Institutional AM®	Focused	MML	Fundamental
	Income	Index	Index	Core Plus Bond	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)		(Class II)	(Class III)
Cost of purchases	$133,728	$14,493,673	$7,962,929	$151,639	$11,000	$573,001	$21,380,045
Proceeds from sales	(24,906)	(3,657,768)	(1,128,842)	(41,338)	(1,221)	(115,433)	(306,768)

MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)		(Class II)	(Service Class I)
Cost of purchases	$21,199	$67,616,102	$566	$948,427	$17,224	$118,170	$312,778
Proceeds from sales	(26,245)	(486,411)	(19,604)	(178,141)	(23,545)	(24,634)	(216,101)

	MML	MML	MML	MML			MML
	Invesco	Invesco	Invesco	Loomis Sayles	MML	MML	MFS
	Discovery	Discovery	Small Cap	Large Cap	Managed	Managed	International
	Large Cap	Mid Cap	Equity	Growth	Bond	Volatility	Equity
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$77,622,216	$63,902,033	$3,550,773	$625,162	$1,539,244	$581,901	$604,327
Proceeds from sales	(558,270)	(811,343)	(2,187,100)	(98,390)	(746,539)	(228,589)	(57,866)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

			MML			MML
	MML	MML	Short-	MML	MML	Strategic	MML
	Mid Cap	Moderate	Duration	Small Cap	Small/Mid Cap	Emerging	Sustainable
	Growth	Allocation	Bond	Growth Equity	Value	Markets	Equity
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$60,254,939	$54,997	$59,498	$607,947	$118,735	$30,047	$250,896
Proceeds from sales	(1,896,961)	(10,748)	(16,605)	(1,014,072)	(22,286)	(364,124)	(6,554)

PIMCO
	MML U.S.	Nomura VIP	Nomura VIP		Nomura VIP	Nomura VIP	Commodity
	Government	Asset	Emerging	Nomura VIP	Science	Small Cap	RealReturn®
	Money Market	Strategy	Markets	Growth	and Technology	Value	Strategy
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)		(Standard Class)
Cost of purchases	$8,965,169	$30,930	$192,180	$39,149	$84,767	$49,590	$327,766
Proceeds from sales	(5,932,637)	(7,486)	(93,967)	(2,051)	(232,586)	(77,084)	(9,224)

	PIMCO	PIMCO					Schwab®
	Emerging	Global Bond	PIMCO	PIMCO	PIMCO	PIMCO	S&P 500
	Markets Bond	Opportunities	High Yield	Income	Real Return	Total Return	Index
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$229	$5,923	$134,578	$48,075	$285	$496,437	$2,262,381
Proceeds from sales	(241)	(86,292)	(8,130)	(5,669)	(48)	(7,241)	(556,387)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton	Templeton	TOPS®
	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global Bond	Moderate
	Growth	Equity Income	Bond	Growth	VIP	VIP	Growth ETF
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$1,014,789	$1,303,365	$176,078	$350,624	$694,018	$163,896	$487,434
Proceeds from sales	(952,550)	(504,915)	(3,083)	(63,718,706)	(515,013)	(7,905)	(1,140,058)

					Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF
	Balanced	Capital Growth	Diversified Value	Equity Income	Index	Growth	International
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$58,787	$86,272	$9,956	$662,493	$693,857	$108,772	$—
Proceeds from sales	(59,181)	(4,400)	(84,988)	(1,661,174)	(101,157)	(160,096)	—

				Vest
	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap
	Mid Cap	Real Estate	Short-Term	10% Buffer
	Index	Index	Investment-Grade	Strategies VI
	Division	Division	Division	Division
2025 (Continued)
Cost of purchases	$1,220,005	$1,012,238	$7,482	$80,163
Proceeds from sales	(179,863)	(164,453)	(2,465)	(122,129)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
2024		(Class 1)	(Class 2)
Cost of purchases	$125,787	$469,966	$1,331,799	$—	$340,744	$11	$998,065
Proceeds from sales	(10,068)	(6,225)	(510,403)	(68,752)	(19,618)	—	(865,573)

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)				(Class 1A)	(Class 2)		(Class I)
Cost of purchases	$99,232	$31,007	$72,868	$54,037	$16	$179,596	$193,567
Proceeds from sales	(8,879)	(20,647)	(14,450)	(13,232)	—	(48,781)	(7,619)

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)	(Class III)
Cost of purchases	$94,563	$155,153	$157,998	$4,455	$14,658	$27,191	$88,116
Proceeds from sales	(34,841)	(23,485)	(72,843)	—	(3,068)	(7,017)	(736)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Cost of purchases	$301,548	$1,145	$208,303	$581,604	$13,257,278	$140,222	$173,810
Proceeds from sales	(549,842)	(298)	(5,705)	(7,284)	(6,403,546)	(3,733)	(46,175)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$3,926	$196,094	$229,148	$123,121	$1,780,455	$51,755	$1,132,425
Proceeds from sales	(217)	(390,581)	(51,290)	(57,024)	(687,544)	(15,031)	(587,196)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$84,263	$153,049	$756	$433,283	$499,019	$80,446	$2,255,670
Proceeds from sales	(31,391)	(16,583)	(1,072)	(71,462)	(191,294)	(2,036)	(503,794)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

						Fidelity®	Fidelity®
	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Cost of purchases	$215,770	$269,027	$68,307	$17,757	$45,194	$35,970	$488,212
Proceeds from sales	(9,311)	(27,137)	(43,797)	(533)	(74)	(1,977)	(36,650)

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$464,860	$143,952	$4,780	$262,360	$61,679	$33,471	$842,220
Proceeds from sales	(473,541)	(1,468)	(4,967)	(38,493)	(150)	(164,963)	(575,149)

Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$757,377	$725,754	$303,935	$1,090,406	$480,311	$4,926,183	$147,622
Proceeds from sales	(673,246)	(5,529,538)	(262,318)	(4,271,471)	(141,215)	(4,981,754)	(11,719)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$646,428	$11,024	$170,473	$2,150,012	$135,953	$240,543	$213,334
Proceeds from sales	(756,346)	(5,449)	(97,730)	(1,148,277)	(2,819)	(480,537)	(439,183)

		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$1,893,766	$837,479	$118,090	$158,551	$793,548	$59,459	$91,881
Proceeds from sales	(2,464,108)	(883,666)	(4,155)	(175,455)	(2,213,552)	(586)	(3,810)

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$413,139	$71	$19,326	$11,924	$273,698	$60,202	$30,693
Proceeds from sales	(458,760)	—	(19,994)	—	(35,880)	(647)	(3,447)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$4,849	$66,014	$18,851	$198,371	$34,611	$443,765	$452,438
Proceeds from sales	(1,954)	(84,058)	(25,376)	(103,501)	(91,615)	(61,539)	(41,716)

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$43,109	$642,042	$190,660	$1,104,301	$1,283,439	$20,799	$216,154
Proceeds from sales	(8,350)	(276,049)	(63,029)	(1,673,791)	(494,706)	(24,541)	(907)

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Class II)	(Class III)
Cost of purchases	$2,837,791	$311,142	$7,153,722	$1,216,585	$1,169	$215,311	$64,138
Proceeds from sales	(4,055,893)	(94,976)	(11,081,879)	(37,978)	(62,082)	(3,922)	(14,035)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)		(Service Class I)	(Class II)
Cost of purchases	$15,890	$1,493	$4,197	$585,270	$8,904	$39,342	$344,231
Proceeds from sales	(404)	(1,181)	(319)	(34,039)	(583)	(24,961)	(323,533)

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$5,969	$70,183	$118,123	$302,775	$1,191,721	$150,843	$161,474
Proceeds from sales	(605)	(47,769)	(16,208)	(124,302)	(872,718)	(219,781)	(68,316)

MML
	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$254,670	$6,405	$14,025	$1,865,376	$587,158	$8,916	$183,044
Proceeds from sales	(108,487)	(56,775)	(1,723)	(1,796,815)	(1,037,929)	(164)	(3,730)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$343,068	$124,734	$697,999	$10,007,223	$251,828	$7,282	$41,407
Proceeds from sales	(4,067)	(2,169)	(671,929)	(12,748,692)	(1,816)	(1,826)	(4,017)

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$8,824	$589	$95,344	$128,045	$499,151	$1,067,824	$1,728
Proceeds from sales	(1,652)	(342)	(1,243)	(115)	(985,643)	(783,876)	(135)

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$6,425,189	$400,016	$4,069	$733,100	$129,063	$95,363	$37,953
Proceeds from sales	(4,831,964)	(502,930)	(289)	(7,307)	(32,592)	(3,804)	(67,081)

Notes To Financial Statements (Continued)
6. PURCHASES AND SALES OF INVESTMENTS (Continued)

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$1,695,157	$99,061	$77,772	$5,113	$202,608	$213,002	$45,048
Proceeds from sales	(78,860)	(4,604)	(44,815)	(114,607)	(5,312)	(6,558)	(25,426)

	Vest
	US Large Cap
	10% Buffer
	Strategies V.I.
	Division
2024 (Continued)
Cost of purchases	$34,746
Proceeds from sales	(1,475)

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS
The changes in outstanding units for each of the years in the two-year period ended December 31, 2025 were as follows:

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
2025		(Class 1)	(Class 2)			(Class 2)	(Class 1A)
Units purchased	50,465	21,258	75,854	573	79,045	6,829	12,596
Units withdrawn	(2,700)	(3,552)	(116,868)	(13)	(5,393)	(2,015)	(296)
Units transferred between Divisions
and (to) from General Account	21,472	(446,682)	39,173	(65)	(193,964)	—	(824)
Net increase (decrease)	69,237	(428,976)	(1,841)	495	(120,312)	4,814	11,476

		American Funds			American Funds	American Funds	American Funds
	American Funds	Insurance Series®	American Funds	American Funds	Insurance Series®	Insurance Series®	Insurance Series®
	Insurance Series®	International	Insurance Series®	Insurance Series®	The Bond	Washington	Washington
	Growth-Income	Growth and Income	New World	New World	Fund of America	Mutual Investors	Mutual Investors
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)	(Class 2)		(Class 1)	(Class 2)		(Class 1A)	(Class 2)
Units purchased	34,198	77,816	13,461	51,147	26,414	143,964	276,328
Units withdrawn	(81,943)	(2,168)	(848)	(5,321)	(8,333)	(10,725)	(15,175)
Units transferred between Divisions
and (to) from General Account	(28,064)	(23,632)	3,074	(812)	(405)	1,042,611	1,620
Net increase (decrease)	(75,809)	52,016	15,687	45,014	17,676	1,175,850	262,773

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

						Columbia Variable
		Black Rock	Black Rock	Black Rock	BNY Mellon	Portfolio -	Dimensional
	Black Rock	Small Cap	Small Cap	Total Return	MidCap	Contrarian	VA Global
	High Yield V.I.	Index V.I.	Index V.I.	V.I.	Stock	Core	Bond
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)		(Class I)	(Class III)
Units purchased	174,387	515,148	395,878	226,018	344,456	24,070	157,658
Units withdrawn	(5,251)	(77,166)	(51,395)	(5,571)	(14,904)	(2,731)	(777)
Units transferred between Divisions
and (to) from General Account	161,011	61,668	(23,060)	(70,902)	(52,381)	(9)	3,163
Net increase (decrease)	330,147	499,650	321,423	149,545	277,171	21,330	160,044

						Eaton Vance
	Dimensional	Dimensional	Dimensional	Dimensional	DWS	VT	Fidelity®
	VA International	VA U.S. Large	VA U.S. Targeted	VIT Inflation-	Small Cap	Floating-Rate	VIP
	Small	Value	Value	Protected Securities	Index	Income	Bond Index
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)							(Initial Class)
Units purchased	67,316	16	5,534	108,097	23,152	11	912,370
Units withdrawn	(61,243)	(11)	(75,698)	(22,835)	(37,509)	(93)	(65,023)
Units transferred between Divisions
and (to) from General Account	2,488	1,635	45,553	997	20,728	1,068	70,591
Net increase (decrease)	8,561	1,640	(24,611)	86,259	6,371	986	917,938

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

			Fidelity®	Fidelity®
	Fidelity®	Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	Extended	Extended	VIP	VIP	VIP
	Bond Index	Contrafund®	Market Index	Market Index	Freedom 2020	Freedom 2025	Freedom 2030
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)	(Service Class 2)		(Initial Class)	(Service Class)
Units purchased	1,127,480	1,670,213	977,441	85,021	2	1,301	84,570
Units withdrawn	(26,602)	(1,064,934)	(74,088)	(7,816)	(24)	(1,369)	(55,707)
Units transferred between Divisions
and (to) from General Account	(26,620)	(6,741)	52,227	38,104	(3,485)	(50,821)	(12,409)
Net increase (decrease)	1,074,258	598,538	955,580	115,309	(3,507)	(50,889)	16,454

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Freedom 2065
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	68,903	487,089	39,921	228,264	46,668	51,297	557
Units withdrawn	(3,943)	(51,682)	(4,420)	(20,880)	(2,131)	(6,702)	(241)
Units transferred between Divisions
and (to) from General Account	80,943	(49,917)	14,788	(92,579)	26,900	2,454	17,917
Net increase (decrease)	145,903	385,490	50,289	114,805	71,437	47,049	18,233

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom Income	Growth	Health Care	Index 500	International Index	International Index	Overseas
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)				(Service Class)	(Initial Class)	(Service Class 2)
Units purchased	111,025	41,327	47,452	1,548,697	1,233,362	115,688	42,567
Units withdrawn	(4,726)	(6,426)	(15,153)	(150,227)	(90,924)	(14,590)	(9,854)
Units transferred between Divisions
and (to) from General Account	(106,373)	(311,277)	3,923	(219,981)	48,594	93,378	23,106
Net increase (decrease)	(74)	(276,376)	36,222	1,178,489	1,191,032	194,476	55,819

			Fidelity®	Fidelity®	Fidelity®	Franklin	Franklin
	Fidelity®	Fidelity®	VIP	VIP	VIP	Small Cap	Strategic
	VIP	VIP	Strategic	Total Market	Total Market	Value	Income
	Real Estate	Real Estate	Income	Index	Index	VIP	VIP
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
Units purchased	53,160	30,699	48,747	3,013,092	35	32,107	256,450
Units withdrawn	(5,734)	(1,579)	(18,238)	(309,686)	(265)	(42,404)	(7,291)
Units transferred between Divisions
and (to) from General Account	3,289	1,709	3,119	54,070	23,783	43,276	—
Net increase (decrease)	50,715	30,829	33,628	2,757,476	23,553	32,979	249,159

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Goldman	Goldman	Goldman	Goldman	Goldman
	Sachs	Sachs	Sachs	Sachs	Sachs		Invesco V.I.
	Core Fixed	International	Mid Cap	Mid Cap	Strategic	Invesco V.I.	Discovery
	Income	Equity Insights	Growth	Value	Growth	Core Plus Bond	Large Cap
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	1	952,136	133	14,662	27,592	76,828	229,016
Units withdrawn	(10)	(23,090)	(488)	(2,955)	(67,693)	(219,288)	(769,193)
Units transferred between Divisions
and (to) from General Account	11	5,636	(5,812)	1,416	(55,323)	55,533	(10,728,104)
Net increase (decrease)	2	934,682	(6,167)	13,123	(95,424)	(86,927)	(11,268,281)

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery	Diversified	Invesco V.I.	Global	Global	Government	Health
	Mid Cap Growth	Dividend	Global	Real Estate	Strategic Income	Money Market	Care
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)			(Class II)
Units purchased	594,609	446,070	265,176	311,068	246,486	1,578,575	6,736
Units withdrawn	(905,616)	(30,371)	(538,682)	(8,616)	(222,784)	(20,233)	(15,172)
Units transferred between Divisions
and (to) from General Account	(13,198,714)	4,211	(7,841,785)	—	12,974	82,554	(15,436)
Net increase (decrease)	(13,509,721)	419,910	(8,115,291)	302,452	36,676	1,640,896	(23,872)

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Invesco V.I.		Invesco V.I.		Janus	Janus	Janus
	International	Invesco V.I.	Small Cap	Invesco V.I.	Henderson	Henderson	Henderson
	Growth	Main Street	Equity	Technology	Balanced	Enterprise	Forty
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	533,244	125,874	48,893	22,711	21,174	68,830	67,896
Units withdrawn	(117,058)	(262,584)	(3,614)	(46,391)	(76,843)	(5,934)	(375,194)
Units transferred between Divisions
and (to) from General Account	10,325	(4,012,438)	12	17,882	1,488	—	(12,577)
Net increase (decrease)	426,511	(4,149,148)	45,291	(5,798)	(54,181)	62,896	(319,875)

	Janus	Janus Henderson		LVIP American	LVIP American	LVIP American
	Henderson	Global	Janus	Century	Century	Century	LVIP American
	Global	Technology and	Henderson	Capital	Disciplined	Inflation	Century
	Research	Innovation	Overseas	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	140,172	171,448	421	54,721	241,270	111,604	177,521
Units withdrawn	(470,319)	(24,081)	(112)	(2,956)	(552,550)	(3,153)	(4,293)
Units transferred between Divisions
and (to) from General Account	(34,919)	8,562	213	(44,432)	(59,107)	—	(105,002)
Net increase (decrease)	(365,066)	155,929	522	7,333	(370,387)	108,451	68,226

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	LVIP American	MFS®	MFS®	MFS®	MFS®	MFS®	MFS®
	Century	Global	Growth	International	Investors	Mid Cap	New
	Value	Real Estate	Series	Intrinsic Value	Trust	Value	Discovery
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	14,655	12,054	869	1,719	581	30,955	5,147
Units withdrawn	(27,895)	(14,064)	(7,557)	(718)	(5,567)	(4,893)	(15,434)
Units transferred between Divisions
and (to) from General Account	(4,236)	(11,868)	474,368	21,124	—	(54,918)	(2,288)
Net increase (decrease)	(17,476)	(13,878)	467,680	22,125	(4,986)	(28,856)	(12,575)

			MML	MML
		MML	American	American Century	MML	MML	MML
	MFS®	Aggressive	Century	Small	American Funds	American Funds	Balanced
	Value	Allocation	Mid Cap Value	Company Value	Core Allocation	Growth	Allocation
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	582,807	1,080,013	223,077	21,811	124,344	1,433,261	283,519
Units withdrawn	(15,418)	(225,523)	(19,043)	(8,498)	(32,195)	(194,963)	(66,620)
Units transferred between Divisions
and (to) from General Account	(187,299)	4,573	(43,460)	—	(956)	(2,538)	(7,034)
Net increase (decrease)	380,090	859,063	160,574	13,313	91,193	1,235,760	209,865

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	MML		MML	MML	MML
	BlackRock	BlackRock	MML	Blue Chip	Conservative	Dynamic	MML
	iShares® 60/40	iShares® 80/20	Blend	Growth	Allocation	Bond	Equity
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	498,604	470,553	241,608	1,258,285	20,439	35,858	595,099
Units withdrawn	(29,513)	(129,322)	(400,248)	(404,871)	(9,797)	(2,018)	(1,165,537)
Units transferred between Divisions
and (to) from General Account	6	14,864	(1,432)	(200,177)	(10,239)	(270,751)	(89,495)
Net increase (decrease)	469,097	356,095	(160,072)	653,237	403	(236,911)	(659,933)

				MML
	MML	MML	MML	Fidelity	MML		MML
	Equity	Equity	Equity	Institutional AM®	Focused	MML	Fundamental
	Income	Index	Index	Core Plus Bond	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)		(Class II)	(Class III)
Units purchased	45,001	222,414	4,144,682	140,377	9,825	333,846	108,974
Units withdrawn	(17,095)	(636,213)	(454,578)	(4,255)	(1,862)	(76,501)	(196,921)
Units transferred between Divisions
and (to) from General Account	35,345	224,828	1,007,080	(34,548)	—	95,148	21,147,568
Net increase (decrease)	63,251	(188,971)	4,697,184	101,574	7,963	352,493	21,059,621

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)		(Class II)	(Service Class I)
Units purchased	12,404	398,687	57	851,417	15,484	57,548	121,318
Units withdrawn	(1,566)	(499,049)	(180)	(152,572)	(2,458)	(22,720)	(107,350)
Units transferred between Divisions
and (to) from General Account	(24,630)	67,256,012	(16,100)	(98,634)	(20,650)	19,815	34,441
Net increase (decrease)	(13,792)	67,155,650	(16,223)	600,211	(7,624)	54,643	48,409

	MML	MML	MML	MML			MML
	Invesco	Invesco	Invesco	Loomis Sayles	MML	MML	MFS
	Discovery	Discovery	Small Cap	Large Cap	Managed	Managed	International
	Large Cap	Mid Cap	Equity	Growth	Bond	Volatility	Equity
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	258,939	244,038	217,674	341,325	318,782	30,039	171,520
Units withdrawn	(569,040)	(700,318)	(306,821)	(68,799)	(321,690)	(82,637)	(14,619)
Units transferred between Divisions
and (to) from General Account	77,422,119	63,601,334	(2,465)	26,307	434,033	987	300,804
Net increase (decrease)	77,112,018	63,145,054	(91,612)	298,833	431,125	(51,611)	457,705

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

			MML			MML
	MML	MML	Short-	MML	MML	Strategic	MML
	Mid Cap	Moderate	Duration	Small Cap	Small/Mid Cap	Emerging	Sustainable
	Growth	Allocation	Bond	Growth Equity	Value	Markets	Equity
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	381,686	42,952	42,548	377,301	76,684	34,866	172,636
Units withdrawn	(1,900,452)	(7,405)	(14,008)	(212,231)	(22,349)	(4,757)	(5,997)
Units transferred between Divisions
and (to) from General Account	59,877,191	3,094	8,868	(39,136)	9,661	(444,787)	51
Net increase (decrease)	58,358,425	38,641	37,408	125,934	63,996	(414,678)	166,690

							PIMCO
	MML U.S.	Nomura VIP	Nomura VIP		Nomura VIP	Nomura VIP	Commodity
	Government	Asset	Emerging	Nomura VIP	Science	Small Cap	RealReturn®
	Money Market	Strategy	Markets	Growth	and Technology	Value	Strategy
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)		(Standard Class)
Units purchased	3,619,034	19,985	44,423	32,453	4,178	42,123	273,082
Units withdrawn	(1,755,384)	(2,108)	(44,938)	(4,661)	(5,969)	(1,986)	(9,022)
Units transferred between Divisions
and (to) from General Account	499,881	(1)	95,373	5,004	(107,750)	(74,218)	—
Net increase (decrease)	2,363,531	17,876	94,858	32,796	(109,541)	(34,081)	264,060

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	PIMCO	PIMCO					Schwab®
	Emerging	Global Bond	PIMCO	PIMCO	PIMCO	PIMCO	S&P 500
	Markets Bond	Opportunities	High Yield	Income	Real Return	Total Return	Index
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	—	3,265	109,935	44,067	15	491,188	415,202
Units withdrawn	(2)	(82,006)	(5,696)	(7,666)	(63)	(7,417)	(17,537)
Units transferred between Divisions
and (to) from General Account	2	(1,378)	(1,581)	35	118	10,427	976,667
Net increase (decrease)	—	(80,119)	102,658	36,436	70	494,198	1,374,332

	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton	Templeton	TOPS®
	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global Bond	Moderate
	Growth	Equity Income	Bond	Growth	VIP	VIP	Growth ETF
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	10,158	49,326	149,490	124,292	70,102	166,909	172,919
Units withdrawn	(66,640)	(98,488)	(1,128)	(347,465)	(226,497)	(7,676)	(6,429)
Units transferred between Divisions
and (to) from General Account	11,523	26,718	7,940	(5,601,363)	56,883	—	(771,119)
Net increase (decrease)	(44,959)	(22,444)	156,302	(5,824,536)	(99,512)	159,233	(604,629)

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

					Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF
	Balanced	Capital Growth	Diversified Value	Equity Income	Index	Growth	International
	Division	Division	Division	Division	Division	Division	Division
2025 (Continued)
Units purchased	30,979	46,681	2,059	236,271	573,022	14,327	—
Units withdrawn	(5,448)	(3,262)	(60,325)	(21,678)	(53,180)	(752)	—
Units transferred between Divisions
and (to) from General Account	(43,097)	—	(553)	(1,148,785)	20,061	(51,014)	—
Net increase (decrease)	(17,566)	43,419	(58,819)	(934,192)	539,903	(37,439)	—

				Vest
	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap
	Mid Cap	Real Estate	Short-Term	10% Buffer
	Index	Index	Investment-Grade	Strategies VI
	Division	Division	Division	Division
2025 (Continued)
Units purchased	795,316	795,533	1,506	78,488
Units withdrawn	(77,724)	(64,894)	(915)	(13,474)
Units transferred between Divisions
and (to) from General Account	133,447	55,168	60	(94,768)
Net increase (decrease)	851,039	785,807	651	(29,754)

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
2024		(Class 1)	(Class 2)
Units purchased	103,577	70,248	81,930	52	202,280	11	46,205
Units withdrawn	(643)	(5,478)	(93,512)	(680)	(4,220)	—	(87,421)
Units transferred between Divisions
and (to) from General Account	(3,671)	340,996	27,998	(62,255)	91,374	—	(36,842)
Net increase (decrease)	99,263	405,766	16,416	(62,883)	289,434	11	(78,058)

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)				(Class 1A)	(Class 2)		(Class I)
Units purchased	88,286	12,414	69,171	1,110	16	120,446	160,870
Units withdrawn	(1,424)	(550)	(2,143)	(192)	—	(2,733)	(10,223)
Units transferred between Divisions
and (to) from General Account	(7,068)	(830)	(6,424)	27,801	—	(5,132)	1,088
Net increase (decrease)	79,794	11,034	60,604	28,719	16	112,581	151,735

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)	(Class III)
Units purchased	67,898	166,484	138,566	—	5,386	9,406	90,197
Units withdrawn	(5,438)	(1,785)	(3,349)	—	(1,928)	(2,379)	(990)
Units transferred between Divisions
and (to) from General Account	(23,887)	(24,766)	(62,624)	4,305	4,165	2,635	—
Net increase (decrease)	38,573	139,933	72,593	4,305	7,623	9,662	89,207

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Units purchased	29,962	10	191,021	618,780	666,033	122,274	136,578
Units withdrawn	(52,250)	(82)	(8,453)	(6,782)	(793,063)	(6,245)	(5,621)
Units transferred between Divisions
and (to) from General Account	(68,623)	507	4,837	(3,437)	254,480	305	(13,601)
Net increase (decrease)	(90,911)	435	187,405	608,561	127,450	116,334	117,356

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	8	105,888	94,677	72,774	1,309,382	28,622	520,035
Units withdrawn	(80)	(5,230)	(6,521)	(3,033)	(43,604)	(1,186)	(19,622)
Units transferred between Divisions
and (to) from General Account	3,708	(273,105)	84,177	(13,037)	(274,250)	3,470	(3,510)
Net increase (decrease)	3,636	(172,447)	172,333	56,704	991,528	30,906	496,903

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	47,968	74,540	508	40,508	200,233	73,971	1,108,725
Units withdrawn	(1,769)	(4,180)	(23)	(2,537)	(13,981)	(2,814)	(47,562)
Units transferred between Divisions
and (to) from General Account	(502)	52,045	(877)	308,502	(64,094)	21	427,303
Net increase (decrease)	45,697	122,405	(392)	346,473	122,158	71,178	1,488,466

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

						Fidelity®	Fidelity®
	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Units purchased	195,671	235,282	57,325	15,261	1,699	34,200	434,669
Units withdrawn	(11,741)	(6,558)	(2,926)	(661)	(127)	(3,166)	(54,322)
Units transferred between Divisions
and (to) from General Account	6,514	(11,355)	(37,984)	13	45,667	(26)	10,866
Net increase (decrease)	190,444	217,369	16,415	14,613	47,239	31,008	391,213

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	66,154	145,368	6	197,962	15	6,883	37,341
Units withdrawn	(62,643)	(2,280)	(47)	(3,596)	(171)	(2,847)	(96,360)
Units transferred between Divisions
and (to) from General Account	(48,372)	—	38	(18,940)	52,853	(147,588)	(10,005)
Net increase (decrease)	(44,861)	143,088	(3)	175,426	52,697	(143,552)	(69,024)

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	289,534	312,121	105,819	473,085	311,590	325,722	168,502
Units withdrawn	(150,331)	(997,574)	(138,497)	(1,043,243)	(29,940)	(699,291)	(2,805)
Units transferred between Divisions
and (to) from General Account	(12,463)	(71,838)	928	9,180	(21,827)	183,857	(12,365)
Net increase (decrease)	126,740	(757,291)	(31,750)	(560,978)	259,823	(189,712)	153,332

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	174,322	12	4,701	123,563	63,933	23,377	20,732
Units withdrawn	(218,906)	(5)	(14,151)	(255,011)	(3,093)	(42,628)	(69,333)
Units transferred between Divisions
and (to) from General Account	(28,981)	5,391	25,048	(34,795)	51,233	(70,900)	(5,551)
Net increase (decrease)	(73,565)	5,398	15,598	(166,243)	112,073	(90,151)	(54,152)

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	93,844	168,811	101,512	148,866	236,367	62,537	97,171
Units withdrawn	(251,085)	(401,810)	(4,954)	(3,088)	(584,869)	(980)	(3,030)
Units transferred between Divisions
and (to) from General Account	(148,943)	(13,794)	(84)	(173,235)	(62,033)	—	(1,774)
Net increase (decrease)	(306,184)	(246,793)	96,474	(27,457)	(410,535)	61,557	92,367

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	20,806	87	6,300	11,890	4,388	50,333	2,661
Units withdrawn	(71,773)	(26)	(2,645)	(75)	(2,831)	(893)	(887)
Units transferred between Divisions
and (to) from General Account	603	—	(8,631)	—	203,299	5,140	30,737
Net increase (decrease)	(50,364)	61	(4,976)	11,815	204,856	54,580	32,511

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	45	59,102	639	99,627	4,683	285,447	392,799
Units withdrawn	(372)	(1,260)	(3,785)	(5,608)	(10,945)	(10,188)	(27,825)
Units transferred between Divisions
and (to) from General Account	1,818	(77,925)	(10)	(18,756)	(982)	(5,943)	1,891
Net increase (decrease)	1,491	(20,083)	(3,156)	75,263	(7,244)	269,316	366,865

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	37,249	206,758	94,040	224,628	314,572	108	229,553
Units withdrawn	(7,443)	(36,483)	(14,178)	(447,882)	(162,301)	(152)	(1,318)
Units transferred between Divisions
and (to) from General Account	1,958	129,539	41,605	(23,461)	205,868	(5,360)	—
Net increase (decrease)	31,764	299,814	121,467	(246,715)	358,139	(5,404)	228,235

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Class II)	(Class III)
Units purchased	610,474	21,317	316,683	1,072,694	1,288	179,882	56,186
Units withdrawn	(1,204,195)	(3,523)	(1,353,999)	(82,986)	(981)	(4,899)	(2,975)
Units transferred between Divisions
and (to) from General Account	210,060	152,484	(5,224)	11,151	(55,989)	11,049	(9,806)
Net increase (decrease)	(383,661)	170,278	(1,042,540)	1,000,859	(55,682)	186,032	43,405

							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)		(Service Class I)	(Class II)
Units purchased	14,571	67	3,986	430,814	7,582	27,358	149,418
Units withdrawn	(816)	(205)	(439)	(31,550)	(1,583)	(9,204)	(145,219)
Units transferred between Divisions
and (to) from General Account	37	(617)	—	110,317	1,625	(13,985)	11,796
Net increase (decrease)	13,792	(755)	3,547	509,581	7,624	4,169	15,995

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	6,484	17,659	108,291	214,490	208,095	27,195	131,940
Units withdrawn	(1,427)	(17,122)	(15,710)	(11,018)	(337,224)	(82,413)	(8,983)
Units transferred between Divisions
and (to) from General Account	—	18,904	735	(62,498)	275,222	3,065	(46,694)
Net increase (decrease)	5,057	19,441	93,316	140,974	146,093	(52,153)	76,263

			MML
	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	171,416	5,962	10,862	97,440	277,879	8,920	58,374
Units withdrawn	(6,385)	(2,068)	(2,043)	(239,770)	(160,693)	(929)	(4,585)
Units transferred between Divisions
and (to) from General Account	(46,471)	(52,460)	2,062	73,632	(298,064)	—	108,268
Net increase (decrease)	118,560	(48,566)	10,881	(68,698)	(180,878)	7,991	162,057

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	405,414	99,960	24,960	1,772,310	235,607	5,614	33,503
Units withdrawn	(6,274)	(1,863)	(3,137)	(4,549,557)	(2,567)	(2,578)	(3,826)
Units transferred between Divisions
and (to) from General Account	—	4	12,633	(103,988)	—	—	1,637
Net increase (decrease)	399,140	98,101	34,456	(2,881,235)	233,040	3,036	31,314

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	8,658	15	93,345	2,066	11,339	51,998	633
Units withdrawn	(1,922)	(57)	(1,827)	(85)	(42,943)	(133,876)	(23)
Units transferred between Divisions
and (to) from General Account	6	178	6,779	106,970	(51,756)	15,377	869
Net increase (decrease)	6,742	136	98,297	108,951	(83,360)	(66,501)	1,479

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	152,537	82,053	4,444	43,161	64,460	73,874	17,456
Units withdrawn	(469,106)	(141,584)	(324)	(1,790)	(4,823)	(3,141)	(2,383)
Units transferred between Divisions
and (to) from General Account	(47,217)	(36,718)	—	604,673	22,576	—	(42,846)
Net increase (decrease)	(363,786)	(96,249)	4,120	646,044	82,213	70,733	(27,773)

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	440,615	91,357	45,504	—	164,305	192,633	38,475
Units withdrawn	(22,563)	(6,288)	(1,149)	(1,469)	(8,445)	(7,177)	(962)
Units transferred between Divisions
and (to) from General Account	899,952	4,903	(15,058)	(134,304)	16,776	10,349	(20,204)
Net increase (decrease)	1,318,004	89,972	29,297	(135,773)	172,636	195,805	17,309

Notes To Financial Statements (Continued)
7. NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

Vest
US Large Cap
10% Buffer
Strategies V.I.
Division
2024 (Continued)
Units purchased	32,148
Units withdrawn	(2,644)
Units transferred between Divisions
and (to) from General Account	249
Net increase (decrease)	29,753

Notes To Financial Statements (Continued)
        8. FINANCIAL HIGHLIGHTS
A.A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended
December 31, 2025 follows:

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

American Funds Insurance Series® American High-Income Division[5]
2025	168,502	$—	—	$1.22	$205,164	8.09%	—%	—	0.60%	—%	—	8.19%
2024	99,264	—	—	1.13	111,712	20.17	—	—	0.60	—	—	9.73

American Funds Insurance Series® Asset Allocation Division (Class 1)[5]
2025	—	—	—	1.38	—	—	—	—	0.60	—	—	16.16
2024	428,976	—	—	1.19	509,149	3.56	—	—	0.60	—	—	16.74
2023	23,211	—	—	1.02	23,599	2.47	—	—	0.60	—	—	14.55

American Funds Insurance Series® Asset Allocation Division (Class 2)
2025	2,470,268	5.80	to	6.21	14,839,966	2.08	0.25	to	0.55	15.22	to	15.56
2024	2,472,109	5.04	to	5.37	12,860,723	2.21	0.25	to	0.55	15.80	to	16.15
2023	2,455,694	4.35	to	4.63	11,010,757	2.24	0.25	to	0.55	13.64	to	13.98
2022	2,630,594	3.83	to	4.06	10,357,028	1.93	0.25	to	0.55	(13.88)	to	(13.62)
2021	2,597,036	4.44	to	4.70	11,859,082	1.54	0.25	to	0.55	14.47	to	14.81

American Funds Insurance Series® Capital World Growth and Income Division[5]
2025	495	—	—	1.46	723	1.69	—	—	0.60	—	—	24.79
2024	—	—	—	1.17	—	—	—	—	0.60	—	—	14.00
2023	62,883	—	—	1.03	64,552	1.93	—	—	0.60	—	—	20.87

American Funds Insurance Series® Global Growth Division[5]
2025	222,851	—	—	1.32	293,696	1.36	—	—	0.60	—	—	21.98
2024	343,163	—	—	1.08	370,777	2.72	—	—	0.60	—	—	13.94
2023	53,729	—	—	0.95	50,952	1.33	—	—	0.60	—	—	22.90
2022	15,311	—	—	0.77	11,814	1.26	—	—	0.60	—	—	(24.54)

American Funds Insurance Series® Global Small Capitalization Division (Class 2)[10]
2025	4,825	—	—	1.09	5,276	1.35	—	—	0.80	—	—	14.52
2024	11	—	—	0.95	10	—	—	—	0.80	—	—	(4.53)

American Funds Insurance Series® Growth-Income Division (Class 1A)[5]
2025	11,476	—	—	1.58	18,157	0.97	—	—	0.60	—	—	18.06

American Funds Insurance Series® Growth-Income Division (Class 2)[5]
2025	1,696,708	9.12	to	9.77	15,927,287	0.93	0.25	to	0.55	17.42	to	17.77
2024	1,772,517	7.77	to	8.29	14,141,103	1.12	0.25	to	0.55	23.54	to	23.92
2023	1,850,575	6.29	to	6.69	11,923,829	1.39	0.25	to	0.55	25.45	to	25.82
2022	1,942,734	5.01	to	5.32	9,958,087	1.29	0.25	to	0.55	(16.95)	to	(16.70)
2021	1,978,822	6.04	to	6.39	12,199,405	1.11	0.25	to	0.55	23.41	to	23.79

American Funds Insurance Series® International Growth and Income Division[5]
2025	165,245	—	—	1.43	236,509	3.58	—	—	0.60	—	—	35.83
2024	113,229	—	—	1.05	119,314	4.67	—	—	0.60	—	—	3.64
2023	33,435	—	—	1.02	33,993	3.60	—	—	0.60	—	—	16.08

American Funds Insurance Series® New World Division (Class 1)[5]
2025	45,662	—	—	1.27	57,838	1.56	—	—	0.60	—	—	28.60
2024	29,974	—	—	0.98	29,523	1.47	—	—	0.60	—	—	6.86
2023	18,940	—	—	0.92	17,458	1.88	—	—	0.60	—	—	16.22
2022	14,775	—	—	0.79	11,718	2.91	—	—	0.60	—	—	(21.86)

American Funds Insurance Series® New World Division (Class 2)[10]
2025	45,014	—	—	1.26	56,722	2.46	—	—	0.80	—	—	28.17

American Funds Insurance Series® The Bond Fund of America Division[5]
2025	107,756	—	—	0.99	107,078	4.85	—	—	0.60	—	—	7.24
2024	90,080	—	—	0.93	83,473	5.16	—	—	0.60	—	—	1.23
2023	29,476	—	—	0.92	26,982	5.10	—	—	0.60	—	—	4.89
2022	4,392	—	—	0.87	3,833	2.58	—	—	0.60	—	—	(12.49)

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

American Funds Insurance Series® Washington Mutual Investors Division (Class 1A)[5]
2025	1,215,431	$—	—	$1.54	$1,874,920	2.16%	—%	—	0.60%	—%	—	17.21%
2024	39,580	—	—	1.32	52,091	6.36	—	—	0.60	—	—	19.15
2023	10,861	—	—	1.10	11,997	1.39	—	—	0.60	—	—	17.29

American Funds Insurance Series® Washington Mutual Investors Division (Class 2)[17]
2025	262,789	—	—	1.15	301,294	3.57	—	—	0.80	—	—	17.09
2024	16	—	—	0.98	16	—	—	—	0.80	—	—	(2.08)

BlackRock High Yield V.I. Division[5]
2025	536,061	—	—	1.21	648,711	6.63	—	—	0.60	—	—	9.22
2024	205,914	—	—	1.11	228,156	6.90	—	—	0.60	—	—	8.29
2023	93,333	—	—	1.02	95,497	6.56	—	—	0.60	—	—	13.23
2022	45,254	—	—	0.90	40,891	4.75	—	—	0.60	—	—	(10.35)

BlackRock Small Cap Index V.I. Division (Class I)[5]
2025	651,385	—	—	1.29	837,589	1.80	—	—	0.80	—	—	12.53
2024	151,735	—	—	1.14	173,378	5.04	—	—	0.80	—	—	11.44

BlackRock Small Cap Index V.I. Division (Class III)[5]
2025	619,698	—	—	1.19	736,017	0.91	—	—	0.60	—	—	12.37
2024	298,274	—	—	1.06	315,273	1.58	—	—	0.60	—	—	11.07
2023	259,701	—	—	0.95	247,149	1.12	—	—	0.60	—	—	16.43
2022	148,632	—	—	0.82	121,493	2.04	—	—	0.60	—	—	(20.63)

BlackRock Total Return V.I. Division[5]
2025	289,478	—	—	0.99	287,408	4.42	—	—	0.60	—	—	8.02
2024	139,933	—	—	0.92	128,612	2.74	—	—	0.60	—	—	1.39

BNY Mellon MidCap Stock Division[5]
2025	429,329	—	—	1.29	554,274	0.19	—	—	0.60	—	—	9.81
2024	152,157	—	—	1.18	178,885	0.49	—	—	0.60	—	—	12.33
2023	79,565	—	—	1.05	83,271	0.52	—	—	0.60	—	—	17.99
2022	—	—	—	0.89	—	0.56	—	—	0.60	—	—	(14.28)

Columbia Variable Portfolio - Contrarian Core Division[10]
2025	21,330	—	—	1.16	24,769	—	—	—	0.80	—	—	17.53

Dimensional VA Global Bond Division[4,5]
2025	164,349	—	—	1.08	177,672	11.14	—	—	0.60	—	—	4.35
2024	4,305	—	—	1.04	4,460	—	—	—	0.60	—	—	5.38

Dimensional VA International Small Division[4,5]
2025	75,469	—	—	1.39	104,618	2.73	—	—	0.60	—	—	36.99
2024	66,908	—	—	1.01	67,707	3.54	—	—	0.60	—	—	3.82
2023	59,284	—	—	0.97	57,786	3.34	—	—	0.60	—	—	14.11
2022	49,773	—	—	0.85	42,517	4.67	—	—	0.60	—	—	(17.64)

Dimensional VA U.S. Large Value Division[5]
2025	1,640	—	—	1.43	2,344	1.83	—	—	0.60	—	—	15.83

Dimensional VA U.S. Targeted Value Division[4,5]
2025	52,778	—	—	1.41	74,196	1.05	—	—	0.60	—	—	8.95
2024	77,388	—	—	1.29	99,861	1.52	—	—	0.60	—	—	8.14
2023	67,727	—	—	1.19	80,818	1.66	—	—	0.60	—	—	20.03
2022	60,359	—	—	0.99	60,005	2.23	—	—	0.60	—	—	(4.21)

Dimensional VIT Inflation-Protected Securities Division[4,5]
2025	193,568	—	—	1.01	195,063	5.41	—	—	0.60	—	—	7.55
2024	107,310	—	—	0.94	100,545	7.62	—	—	0.60	—	—	1.88
2023	18,103	—	—	0.92	16,648	3.96	—	—	0.60	—	—	4.02
2022	18,385	—	—	0.88	16,254	14.26	—	—	0.60	—	—	(12.45)

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

DWS Small Cap Index Division
2025	926,187	$5.41	to	$6.05	$5,207,060	1.35%	0.25%	to	0.55%	12.02%	to	12.35%
2024	919,816	4.83	to	5.38	4,614,200	1.16	0.25	to	0.55	10.54	to	10.87
2023	1,010,726	4.37	to	4.85	4,568,445	1.13	0.25	to	0.55	16.12	to	16.47
2022	1,049,211	3.76	to	4.17	4,075,492	0.92	0.25	to	0.55	(21.07)	to	(20.83)
2021	1,101,337	4.76	to	5.27	5,419,937	0.83	0.25	to	0.55	13.87	to	14.22

Eaton Vance VT Floating-Rate Income Division[5]
2025	5,067	—	—	1.23	6,217	6.90	—	—	0.60	—	—	4.35
2024	4,081	—	—	1.18	4,799	8.08	—	—	0.60	—	—	7.85
2023	3,646	—	—	1.09	3,976	6.88	—	—	0.60	—	—	11.47

Fidelity® VIP Bond Index Division (Initial Class)[17]
2025	1,105,343	—	—	1.11	1,232,383	5.17	—	—	0.80	—	—	6.87
2024	187,405	—	—	1.04	195,508	6.93	—	—	0.80	—	—	4.10

Fidelity® VIP Bond Index Division (Service Class 2)[5]
2025	1,724,024	—	—	0.98	1,686,720	3.88	—	—	0.60	—	—	6.76
2024	649,767	—	—	0.92	595,445	6.02	—	—	0.60	—	—	1.00
2023	41,206	—	—	0.91	37,387	2.48	—	—	0.60	—	—	5.13

Fidelity® VIP Contrafund® Division
2025	11,669,698	1.45	to	14.53	116,200,748	0.14	0.25	to	0.80	20.81	to	21.36
2024	11,071,160	9.74	to	11.99	101,135,005	0.19	0.25	to	0.55	33.05	to	33.79
2023	10,943,710	7.32	to	8.98	79,541,615	0.49	0.25	to	0.55	32.72	to	33.12
2022	11,560,924	5.51	to	6.75	63,406,218	0.51	0.25	to	0.55	(26.72)	to	(26.50)
2021	12,140,233	7.52	to	9.18	90,757,280	0.06	0.25	to	0.55	27.13	to	27.52

Fidelity® VIP Extended Market Index Division (Initial Class)[17]
2025	1,071,913	—	—	1.27	1,356,735	1.71	—	—	0.80	—	—	12.21
2024	116,334	—	—	1.13	131,226	3.26	—	—	0.80	—	—	10.56

Fidelity® VIP Extended Market Index Division (Service Class)[5]
2025	528,628	—	—	1.24	654,543	1.04	—	—	0.60	—	—	12.03
2024	413,320	—	—	1.11	456,803	1.32	—	—	0.60	—	—	12.03
2023	295,965	—	—	0.99	291,990	1.79	—	—	0.60	—	—	17.11
2022	183,005	—	—	0.84	154,173	1.97	—	—	0.60	—	—	(18.30)

Fidelity® VIP Freedom 2020 Division[5]
2025	523	—	—	1.16	609	2.59	—	—	0.60	—	—	13.18
2024	4,030	—	—	1.03	4,147	2.99	—	—	0.60	—	—	7.55
2023	394	—	—	0.96	377	2.14	—	—	0.60	—	—	12.34

Fidelity® VIP Freedom 2025 Division[5]
2025	30,191	—	—	1.19	35,962	1.68	—	—	0.60	—	—	14.47
2024	81,080	—	—	1.04	84,369	1.06	—	—	0.60	—	—	8.40
2023	253,527	—	—	0.96	243,367	3.08	—	—	0.60	—	—	13.48
2022	112,120	—	—	0.85	94,841	2.01	—	—	0.60	—	—	(16.51)

Fidelity® VIP Freedom 2030 Division[5]
2025	379,134	—	—	1.22	461,509	2.07	—	—	0.60	—	—	15.33
2024	362,679	—	—	1.06	382,806	2.34	—	—	0.60	—	—	9.34
2023	190,346	—	—	0.97	183,741	2.60	—	—	0.60	—	—	14.56
2022	5,345	—	—	0.84	4,504	1.86	—	—	0.60	—	—	(16.94)

Fidelity® VIP Freedom 2035 Division[5]
2025	351,706	—	—	1.26	444,453	2.43	—	—	0.60	—	—	16.58
2024	205,804	—	—	1.08	223,084	2.06	—	—	0.60	—	—	10.93
2023	149,100	—	—	0.98	145,691	2.25	—	—	0.60	—	—	16.71
2022	57,680	—	—	0.84	48,292	1.99	—	—	0.60	—	—	(17.75)

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

Fidelity® VIP Freedom 2040 Division[5]
2025	1,940,141	$—	—	$1.33	$2,578,612	1.79%	—%	—	0.60%	—%	—	18.66%
2024	1,554,650	—	—	1.12	1,741,302	1.56	—	—	0.60	—	—	12.99
2023	563,122	—	—	0.99	558,221	2.06	—	—	0.60	—	—	18.77
2022	79,449	—	—	0.83	66,312	2.51	—	—	0.60	—	—	(18.30)

Fidelity® VIP Freedom 2045 Division[5]
2025	144,595	—	—	1.36	195,991	0.90	—	—	0.60	—	—	19.73
2024	94,306	—	—	1.13	106,765	1.46	—	—	0.60	—	—	13.70
2023	63,400	—	—	1.00	63,127	1.84	—	—	0.60	—	—	19.33
2022	28,092	—	—	0.83	23,440	1.13	—	—	0.60	—	—	(18.30)

Fidelity® VIP Freedom 2050 Division[5]
2025	833,796	—	—	1.36	1,130,263	1.39	—	—	0.60	—	—	19.67
2024	718,990	—	—	1.13	814,403	1.48	—	—	0.60	—	—	13.74
2023	222,087	—	—	1.00	221,174	1.97	—	—	0.60	—	—	19.36
2022	17,147	—	—	0.83	14,306	1.11	—	—	0.60	—	—	(18.35)

Fidelity® VIP Freedom 2055 Division[5]
2025	206,333	—	—	1.36	279,756	1.50	—	—	0.60	—	—	19.71
2024	134,895	—	—	1.13	152,782	1.37	—	—	0.60	—	—	13.72
2023	89,198	—	—	1.00	88,839	1.72	—	—	0.60	—	—	19.40
2022	42,857	—	—	0.83	35,748	2.50	—	—	0.60	—	—	(18.36)

Fidelity® VIP Freedom 2060 Division[5]
2025	274,269	—	—	1.36	371,898	1.41	—	—	0.60	—	—	19.75
2024	227,220	—	—	1.13	257,289	1.41	—	—	0.60	—	—	13.72
2023	104,814	—	—	1.00	104,363	2.42	—	—	0.60	—	—	19.30
2022	14,592	—	—	0.83	12,178	1.63	—	—	0.60	—	—	(18.27)

Fidelity® VIP Freedom 2065 Division[5]
2025	19,893	—	—	1.35	26,952	2.07	—	—	0.60	—	—	19.71
2024	1,660	—	—	1.13	1,879	1.23	—	—	0.60	—	—	13.70
2023	2,052	—	—	1.00	2,042	1.68	—	—	0.60	—	—	19.29
2022	511	—	—	0.83	426	2.49	—	—	0.60	—	—	(18.32)

Fidelity® VIP Freedom Income Division[5]
2025	393,937	—	—	1.09	428,289	3.20	—	—	0.60	—	—	9.56
2024	394,011	—	—	0.99	391,005	8.04	—	—	0.60	—	—	4.28
2023	47,539	—	—	0.95	45,239	4.58	—	—	0.60	—	—	7.82
2022	2,462	—	—	0.88	2,173	2.14	—	—	0.60	—	—	(12.06)

Fidelity® VIP Growth Division[5]
2025	281,157	—	—	1.55	436,605	0.21	—	—	0.60	—	—	14.78
2024	557,533	—	—	1.35	754,310	—	—	—	0.60	—	—	30.26
2023	435,374	—	—	1.04	452,184	0.05	—	—	0.60	—	—	36.09
2022	22,685	—	—	0.76	17,312	0.23	—	—	0.60	—	—	(24.52)

Fidelity® VIP Health Care Division[17]
2025	107,400	—	—	1.20	128,500	0.47	—	—	0.80	—	—	14.28
2024	71,178	—	—	1.05	74,520	—	—	—	0.80	—	—	2.99

Fidelity® VIP Index 500 Division (Service Class)[5]
2025	3,959,648	—	—	1.54	6,115,527	1.16	—	—	0.60	—	—	17.66
2024	2,781,159	—	—	1.31	3,650,760	1.35	—	—	0.60	—	—	24.77
2023	1,292,693	—	—	1.05	1,359,985	1.59	—	—	0.60	—	—	26.07
2022	487,980	—	—	0.83	407,222	1.97	—	—	0.60	—	—	—

Fidelity® VIP International Index Division (Initial Class)[17]
2025	1,381,476	—	—	1.38	1,905,867	4.46	—	—	0.80	—	—	33.01
2024	190,444	—	—	1.04	197,526	6.41	—	—	0.80	—	—	1.63

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

Fidelity® VIP International Index Division (Service Class 2)[5]
2025	652,910	$—	—	$1.38	$901,587	2.83%	—%	—	0.60%	—%	—	32.82%
2024	458,433	—	—	1.04	476,603	3.27	—	—	0.60	—	—	4.82
2023	241,064	—	—	0.99	239,090	2.78	—	—	0.60	—	—	15.88
2022	106,733	—	—	0.86	91,354	3.00	—	—	0.60	—	—	(16.21)

Fidelity® VIP Overseas Division[5]
2025	184,718	1.19	to	1.23	221,844	1.83	0.60	to	0.80	20.27	to	20.39
2024	128,898	—	—	0.99	127,757	1.46	—	—	0.60	—	—	5.05
2023	112,483	—	—	0.94	105,862	1.06	—	—	0.60	—	—	20.50

Fidelity® VIP Real Estate Division (Initial Class)[17]
2025	65,328	—	—	1.21	79,029	3.97	—	—	0.80	—	—	3.00
2024	14,614	—	—	1.17	17,164	3.79	—	—	0.80	—	—	16.19

Fidelity® VIP Real Estate Division (Service Class)[5]
2025	78,068	—	—	0.92	72,087	2.72	—	—	0.60	—	—	3.04
2024	47,239	—	—	0.90	42,335	3.63	—	—	0.60	—	—	6.38

Fidelity® VIP Strategic Income Division[17]
2025	64,636	—	—	1.15	74,619	5.23	—	—	0.80	—	—	8.74
2024	31,008	—	—	1.06	32,919	7.77	—	—	0.80	—	—	5.56

Fidelity® VIP Total Market Index Division (Initial Class)[17]
2025	3,148,689	—	—	1.38	4,349,908	1.36	—	—	0.80	—	—	16.99
2024	391,213	—	—	1.18	461,972	1.94	—	—	0.80	—	—	15.58

Fidelity® VIP Total Market Index Division (Service Class 2)[5]
2025	23,553	—	—	1.49	35,165	0.89	—	—	0.60	—	—	16.86

Franklin Small Cap Value VIP Division
2025	800,562	1.26	to	7.92	4,991,876	1.08	0.25	to	0.60	7.06	to	7.65
2024	767,582	1.17	to	7.38	4,689,824	0.92	0.25	to	0.60	11.43	to	11.71
2023	812,443	1.05	to	6.62	4,355,256	0.53	0.25	to	0.60	12.46	to	12.74
2022	766,735	5.55	to	5.89	4,114,825	0.97	0.25	to	0.55	(10.56)	to	(10.29)
2021	791,211	6.20	to	6.56	5,020,912	1.00	0.25	to	0.55	24.68	to	25.05

Franklin Strategic Income VIP Division[5]
2025	392,247	—	—	1.08	423,309	5.18	—	—	0.60	—	—	7.24
2024	143,088	—	—	1.01	143,988	—	—	—	0.60	—	—	4.02
2023	—	—	—	0.97	—	3.49	—	—	0.60	—	—	8.18

Goldman Sachs Core Fixed Income Division[5]
2025	451	—	—	0.98	442	3.62	—	—	0.60	—	—	7.32
2024	449	—	—	0.91	410	2.72	—	—	0.60	—	—	0.89
2023	452	—	—	0.90	409	2.59	—	—	0.60	—	—	5.83

Goldman Sachs International Equity Insights Division[5]
2025	1,154,999	—	—	1.55	1,788,893	3.90	—	—	0.60	—	—	38.49
2024	220,317	—	—	1.12	246,404	6.31	—	—	0.60	—	—	6.13
2023	44,891	—	—	1.05	47,304	6.24	—	—	0.60	—	—	18.71

Goldman Sachs Mid Cap Growth Division[5]
2025	52,509	—	—	1.15	60,583	—	—	—	0.60	—	—	7.36
2024	58,676	—	—	1.07	63,057	—	—	—	0.60	—	—	20.29
2023	5,979	—	—	0.89	5,342	—	—	—	0.60	—	—	18.45

Goldman Sachs Mid Cap Value Division[5]
2025	221,368	—	—	1.27	282,230	1.33	—	—	0.60	—	—	9.39
2024	208,245	—	—	1.17	242,702	0.99	—	—	0.60	—	—	12.40
2023	351,797	—	—	1.04	364,780	1.04	—	—	0.60	—	—	11.42
2022	225,578	—	—	0.93	209,931	0.72	—	—	0.60	—	—	(9.99)

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

Goldman Sachs Strategic Growth Division
2025	1,425,247	$6.76	to	$8.56	$10,003,324	—%	0.25%	to	0.55%	17.27%	to	17.63%
2024	1,520,672	5.76	to	7.28	9,104,557	—	0.25	to	0.55	31.64	to	32.03
2023	1,589,695	4.38	to	5.51	7,220,406	—	0.25	to	0.55	41.17	to	41.59
2022	1,687,865	3.10	to	3.89	5,435,947	—	0.25	to	0.55	(32.89)	to	(32.68)
2021	1,624,019	4.62	to	5.78	7,767,679	—	0.25	to	0.55	21.26	to	21.62

Invesco V.I. Core Plus Bond Division[6]
2025	1,648,223	1.62	to	1.82	2,838,787	4.25	0.25	to	0.55	6.50	to	6.82
2024	1,735,150	1.52	to	1.58	2,812,874	3.69	0.25	to	0.55	2.49	to	2.80
2023	1,766,901	1.48	to	1.54	2,790,568	2.65	0.25	to	0.55	5.56	to	5.88
2022	1,743,697	1.40	to	1.46	2,604,427	1.93	0.25	to	0.55	(14.50)	to	(14.24)
2021	1,723,340	1.63	to	1.82	3,005,336	2.13	0.25	to	0.55	(2.19)	to	(1.89)

Invesco V.I. Discovery Large Cap Division[4,12]
2025	—	—	—	—	—	—	—	—	—	—	—	—
2024	11,268,281	6.91	to	8.22	73,203,751	—	0.25	to	0.55	33.42	to	33.83
2023	12,025,572	5.18	to	6.14	58,605,516	—	0.25	to	0.55	34.64	to	35.04
2022	12,388,585	3.85	to	4.55	44,834,018	—	0.25	to	0.55	(31.16)	to	(30.96)
2021	12,845,322	5.59	to	6.59	67,562,853	—	0.25	to	0.55	21.90	to	22.26

Invesco V.I. Discovery Mid Cap Growth Division[13]
2025	—	—	—	—	—	—	—	—	—	—	—	—
2024	13,509,731	0.99	to	5.84	63,827,002	—	0.25	to	0.60	23.92	to	24.23
2023	14,070,708	0.80	to	4.72	54,170,282	—	0.25	to	0.60	12.87	to	13.15
2022	15,225,855	3.98	to	4.18	53,052,881	—	0.25	to	0.55	(31.36)	to	(31.15)
2021	15,717,057	5.80	to	6.07	80,082,095	—	0.25	to	0.55	18.45	to	18.80

Invesco V.I. Diversified Dividend Division
2025	1,027,237	1.45	to	2.93	1,872,833	1.80	0.25	to	0.60	15.11	to	15.74
2024	607,327	1.25	to	2.54	1,114,688	2.23	0.25	to	0.60	12.93	to	13.22
2023	347,505	1.11	to	2.25	736,838	2.04	0.25	to	0.60	8.77	to	9.04
2022	321,772	1.95	to	2.07	646,113	1.99	0.25	to	0.55	(2.22)	to	(1.92)
2021	305,130	1.99	to	2.11	625,298	1.50	0.25	to	0.55	18.24	to	18.60

Invesco V.I. Global Division[14]
2025	—	—	—	—	—	—	—	—	—	—	—	—
2024	8,115,298	1.06	to	9.48	62,810,026	—	0.25	to	0.60	15.78	to	16.07
2023	8,305,010	0.92	to	8.19	57,370,793	0.23	0.25	to	0.60	34.40	to	34.73
2022	8,825,282	5.54	to	6.09	45,622,416	—	0.25	to	0.55	(32.14)	to	(31.93)
2021	9,101,728	8.17	to	8.95	69,283,191	—	0.25	to	0.55	14.86	to	15.20

Invesco V.I. Global Real Estate Division[5]
2025	468,305	—	—	0.90	419,993	2.29	—	—	0.60	—	—	7.85
2024	165,853	—	—	0.83	137,918	5.60	—	—	0.60	—	—	(1.80)
2023	12,521	—	—	0.85	10,603	1.45	—	—	0.60	—	—	9.05

Invesco V.I. Global Strategic Income Division
2025	2,822,657	—	—	3.11	8,060,711	5.95	0.25	to	0.80	12.36	to	12.98
2024	2,785,982	2.58	to	2.76	7,193,941	3.10	0.25	to	0.60	2.59	to	2.90
2023	2,859,546	2.51	to	2.68	7,309,937	—	0.25	to	0.55	8.29	to	8.61
2022	2,933,888	2.32	to	2.47	6,917,394	—	0.25	to	0.55	(11.95)	to	(11.68)
2021	3,014,902	2.64	to	2.80	8,063,814	4.74	0.25	to	0.55	(3.94)	to	(3.65)

Invesco V.I. Government Money Market Division[17]
2025	1,646,294	—	—	1.07	1,768,521	3.78	—	—	0.60	—	—	4.02
2024	5,398	—	—	1.03	5,575	0.43	—	—	0.60	—	—	3.27

Invesco V.I. Health Care Division
2025	209,803	5.72	to	6.12	1,223,742	—	0.25	to	0.55	14.69	to	15.04
2024	233,675	4.98	to	5.32	1,186,791	—	0.25	to	0.55	3.59	to	3.91
2023	218,077	4.81	to	5.12	1,067,398	—	0.25	to	0.55	2.46	to	2.77
2022	221,693	4.70	to	4.98	1,059,257	—	0.25	to	0.55	(13.79)	to	(13.53)
2021	235,172	5.45	to	5.76	1,300,387	0.21	0.25	to	0.55	11.68	to	12.02

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

Invesco V.I. International Growth Division[4]
2025	1,863,951	$1.03	to	$3.66	$4,916,720	0.37%	0.25%	to	0.80%	16.03%	to	16.20%
2024	1,437,440	2.94	to	3.16	3,772,859	0.66	0.25	to	0.55	(2.21)	to	(1.92)
2023	1,310,700	3.01	to	3.22	4,056,404	0.60	0.25	to	0.55	20.40	to	20.76
2022	1,458,660	2.50	to	2.66	3,747,356	—	0.25	to	0.55	(27.53)	to	(27.31)
2021	1,534,899	3.45	to	3.67	5,445,291	—	0.25	to	0.55	9.62	to	9.94

Invesco V.I. Main Street Division[11]
2025	—	—	—	—	—	—	—	—	—	—	—	—
2024	4,149,151	1.24	to	5.82	19,551,733	—	0.25	to	0.60	23.33	to	23.64
2023	4,315,393	3.75	to	5.46	16,562,652	0.85	0.25	to	0.90	22.12	to	22.91
2022	4,492,401	3.06	to	4.47	14,057,896	1.48	0.25	to	0.90	(20.85)	to	(20.33)
2021	4,671,307	3.86	to	5.65	18,399,746	0.71	0.25	to	0.90	26.43	to	27.25

Invesco V.I. Small Cap Equity Division[5]
2025	286,261	—	—	1.22	350,095	—	—	—	0.60	—	—	8.05
2024	240,969	—	—	1.13	272,758	0.14	—	—	0.60	—	—	18.09
2023	128,897	—	—	0.96	123,550	—	—	—	0.60	—	—	16.58
2022	60,691	—	—	0.82	49,903	—	—	—	0.60	—	—	(20.51)

Invesco V.I. Technology Division
2025	461,727	4.95	to	5.33	2,316,616	—	0.25	to	0.55	19.81	to	20.17
2024	467,525	4.13	to	4.43	1,956,744	—	0.25	to	0.55	33.53	to	33.93
2023	557,676	3.09	to	3.31	1,756,161	—	0.25	to	0.55	46.14	to	46.58
2022	529,251	2.12	to	2.26	1,140,631	—	0.25	to	0.55	(40.28)	to	(40.10)
2021	543,034	3.54	to	3.77	1,959,176	—	0.25	to	0.55	13.78	to	14.13

Janus Henderson Balanced Division
2025	808,232	6.04	to	6.46	4,969,178	1.71	0.25	to	0.55	14.19	to	14.53
2024	862,413	5.29	to	5.64	4,635,467	1.76	0.25	to	0.55	14.51	to	14.86
2023	916,564	4.62	to	4.91	4,298,841	1.80	0.25	to	0.55	14.50	to	14.85
2022	942,788	4.03	to	4.28	3,859,458	0.98	0.25	to	0.55	(17.07)	to	(16.83)
2021	967,560	4.86	to	5.14	4,769,561	0.67	0.25	to	0.55	16.27	to	16.62

Janus Henderson Enterprise Division[10]
2025	62,896	—	—	1.02	63,991	0.16	—	—	0.80	—	—	7.56

Janus Henderson Forty Division
2025	3,454,327	8.00	to	8.65	28,424,111	0.07	0.25	to	0.55	17.49	to	17.85
2024	3,774,202	6.81	to	7.34	26,406,823	0.11	0.25	to	0.55	27.76	to	28.15
2023	4,080,387	5.33	to	5.72	22,328,419	0.19	0.25	to	0.55	39.20	to	39.61
2022	4,272,388	3.83	to	4.10	16,768,158	0.19	0.25	to	0.55	(33.92)	to	(33.72)
2021	4,439,280	5.80	to	6.19	26,341,966	—	0.25	to	0.55	22.22	to	22.59

Janus Henderson Global Research Division
2025	5,896,660	3.00	to	3.24	18,184,623	0.58	0.25	to	0.55	20.25	to	20.62
2024	6,261,726	2.50	to	2.69	16,032,318	0.75	0.25	to	0.55	22.90	to	23.27
2023	6,508,519	2.03	to	2.18	13,534,621	0.93	0.25	to	0.55	26.08	to	26.46
2022	6,484,464	1.61	to	1.73	10,671,243	1.06	0.25	to	0.55	(19.85)	to	(19.61)
2021	6,542,222	2.01	to	2.15	13,413,815	0.52	0.25	to	0.55	17.44	to	17.80

Janus Henderson Global Technology and Innovation Division[17]
2025	252,402	—	—	1.51	382,160	—	—	—	0.80	—	—	25.03
2024	96,474	—	—	1.21	116,829	—	—	—	0.80	—	—	16.49

Janus Henderson Overseas Division[10]
2025	522	—	—	1.28	666	1.31	—	—	0.80	—	—	28.74

LVIP American Century Capital Appreciation Division[4,5]
2025	151,876	—	—	1.18	178,519	—	—	—	0.60	—	—	6.72
2024	144,542	—	—	1.10	159,205	—	—	—	0.60	—	—	24.98
2023	171,999	—	—	0.88	151,581	—	—	—	0.60	—	—	20.69
2022	16,242	—	—	0.73	11,860	—	—	—	0.60	—	—	(28.11)

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

LVIP American Century Disciplined Core Value Division[4]
2025	6,818,568	$4.51	to	$5.69	$33,351,087	1.71%	0.25%	to	0.55%	14.23%	to	14.57%
2024	7,188,956	4.26	to	4.96	30,760,663	1.31	0.25	to	0.55	12.47	to	12.81
2023	7,599,490	3.79	to	4.40	28,872,205	1.54	0.25	to	0.55	8.06	to	8.38
2022	7,888,083	3.50	to	4.06	27,707,765	1.76	0.25	to	0.55	(13.21)	to	(12.95)
2021	8,286,224	4.04	to	4.66	33,489,182	1.07	0.25	to	0.55	22.97	to	23.34

LVIP American Century Inflation Protection Division[4,5]
2025	170,008	—	—	0.98	166,534	8.27	—	—	0.60	—	—	6.33
2024	61,557	—	—	0.92	56,709	4.12	—	—	0.60	—	—	1.54

LVIP American Century International Division[4,5]
2025	333,068	—	—	1.03	342,192	1.21	—	—	0.60	—	—	15.98
2024	264,843	—	—	0.89	234,598	1.65	—	—	0.60	—	—	2.60
2023	172,476	—	—	0.86	148,900	1.23	—	—	0.60	—	—	12.57
2022	73,505	—	—	0.77	56,372	0.01	—	—	0.60	—	—	(24.75)

LVIP American Century Value Division[4]
2025	458,483	6.54	to	7.00	3,087,100	1.65	0.25	to	0.55	15.39	to	15.73
2024	475,960	5.67	to	6.05	2,771,615	2.92	0.25	to	0.55	8.88	to	9.21
2023	526,324	5.21	to	5.54	2,807,129	2.40	0.25	to	0.55	8.50	to	8.83
2022	522,275	4.80	to	5.09	2,563,563	2.08	0.25	to	0.55	(0.01)	to	0.29
2021	565,187	4.80	to	5.07	2,766,523	1.74	0.25	to	0.55	23.83	to	24.20

MFS® Global Real Estate Division[5]
2025	32,853	—	—	0.85	28,017	2.13	—	—	0.60	—	—	3.53
2024	46,731	—	—	0.82	38,495	2.19	—	—	0.60	—	—	(2.69)
2023	14,221	—	—	0.85	12,038	0.92	—	—	0.60	—	—	11.46
2022	9,237	—	—	0.76	7,015	1.49	—	—	0.60	—	—	(26.94)

MFS® Growth Series Division[5]
2025	486,156	—	—	1.38	670,170	—	—	—	0.60	—	—	12.20
2024	18,475	—	—	1.23	22,700	—	—	—	0.60	—	—	31.47
2023	16,984	—	—	0.93	15,873	—	—	—	0.60	—	—	35.86

MFS® International Intrinsic Value Division[5]
2025	74,753	—	—	1.31	97,641	1.58	—	—	0.60	—	—	33.26
2024	52,629	—	—	0.98	51,587	0.94	—	—	0.60	—	—	7.25
2023	72,712	—	—	0.91	66,456	0.94	—	—	0.60	—	—	17.66
2022	17,645	—	—	0.78	13,707	0.83	—	—	0.60	—	—	(23.56)

MFS® Investors Trust Division
2025	23,717	8.14	to	8.72	202,145	1.69	0.25	to	0.55	12.95	to	13.29
2024	28,703	7.21	to	7.69	214,951	0.68	0.25	to	0.55	18.86	to	19.22
2023	31,859	6.07	to	6.45	199,939	0.73	0.25	to	0.55	18.33	to	18.68
2022	35,596	5.13	to	5.44	187,757	0.67	0.25	to	0.55	(16.95)	to	(16.70)
2021	43,579	6.17	to	6.53	276,832	0.61	0.25	to	0.55	26.12	to	26.50

MFS® Mid Cap Value Division[5]
2025	203,240	—	—	1.28	260,123	1.06	—	—	0.60	—	—	5.98
2024	232,096	—	—	1.21	280,300	1.20	—	—	0.60	—	—	13.75
2023	156,833	—	—	1.06	166,515	2.22	—	—	0.60	—	—	12.73
2022	7,189	—	—	0.94	6,771	1.26	—	—	0.60	—	—	(8.79)

MFS® New Discovery Division
2025	179,893	7.77	to	8.31	1,419,169	—	0.25	to	0.55	12.34	to	12.68
2024	192,469	6.91	to	7.38	1,350,511	—	0.25	to	0.55	6.13	to	6.46
2023	199,712	6.51	to	6.93	1,319,477	—	0.25	to	0.55	13.79	to	14.13
2022	198,893	5.73	to	6.07	1,153,678	—	0.25	to	0.55	(30.14)	to	(29.93)
2021	206,540	8.20	to	8.67	1,713,165	—	0.25	to	0.55	1.24	to	1.55

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

MFS® Value Division[5]
2025	1,238,238	$—	—	$1.31	$1,622,953	1.84%	—%	—	0.60%	—%	—	13.01%
2024	858,148	—	—	1.16	995,260	1.76	—	—	0.60	—	—	11.61
2023	588,832	—	—	1.04	611,859	2.04	—	—	0.60	—	—	7.93
2022	173,491	—	—	0.96	167,026	1.25	—	—	0.60	—	—	(5.91)

MML Aggressive Allocation Division[5]
2025	1,311,045	1.25	to	1.31	1,644,668	1.60	0.60	to	0.80	14.06	to	14.17
2024	451,981	—	—	1.14	499,726	0.58	—	—	0.60	—	—	12.74
2023	85,116	—	—	1.02	86,393	2.81	—	—	0.60	—	—	18.32
2022	37,587	—	—	0.86	32,245	2.17	—	—	0.60	—	—	(15.90)

MML American Century Mid Cap Value Division[4,5]
2025	358,838	1.16	to	1.28	452,475	2.85	0.60	to	0.80	8.86	to	8.97
2024	198,264	—	—	1.17	229,394	2.03	—	—	0.60	—	—	8.53
2023	79,704	—	—%	1.08	86,007	2.59	—	—	0.60	—	—	5.97

MML American Century Small Company Value Division[4,5]
2025	21,304	1.04	to	1.06	22,099	1.34	0.60	to	0.80	(3.49)	to	(3.39)
2024	7,991	—	—	1.09	8,588	1.43	—	—	0.60	—	—	7.18

MML American Funds Core Allocation Division[5]
2025	122,958	1.25	to	1.29	154,637	1.96	0.60	to	0.80	14.42	to	14.54
2024	31,765	—	—	1.12	34,905	1.70	—	—	0.60	—	—	11.87

MML American Funds Growth Division[5]
2025	1,848,322	1.47	to	1.55	2,758,571	—	0.60	to	0.80	19.54	to	19.66
2024	612,563	—	—	1.29	781,211	—	—	—	0.60	—	—	31.11
2023	312,749	—	—	0.99	308,298	1.30	—	—	0.60	—	—	37.96
2022	197,587	—	—	0.71	141,183	0.46	—	—	0.60	—	—	(30.29)

MML Balanced Allocation Division[5]
2025	339,910	1.16	to	1.19	403,673	3.12	0.60	to	0.80	10.99	to	11.10
2024	130,045	—	—	1.04	138,115	2.81	—	—	0.60	—	—	7.70
2023	8,579	—	—	0.97	8,320	0.73	—	—	0.60	—	—	12.47
2022	106,143	—	—	0.86	91,521	4.47	—	—	0.60	—	—	(14.73)

MML BlackRock iShares® 60/40 Division[4]
2025	488,538	—	—	1.26	613,324	7.11	—	—	0.80	—	—	14.55
2024	19,441	—	—	1.10	21,306	5.12	—	—	0.80	—	—	8.29

MML BlackRock iShares® 80/20 Division[4]
2025	449,411	—	—	1.31	586,810	2.33	—	—	0.80	—	—	17.02
2024	93,316	—	—	1.12	104,122	2.26	—	—	0.80	—	—	9.76

MML Blend Division
2025	4,790,780	1.27	to	5.20	22,700,834	2.05	0.25	to	0.80	12.56	to	12.73
2024	4,950,851	4.14	to	4.62	21,118,460	1.90	0.25	to	0.55	14.01	to	14.36
2023	5,197,567	3.63	to	4.04	19,502,262	1.70	0.25	to	0.55	16.97	to	17.32
2022	5,365,568	3.10	to	3.44	17,184,867	1.36	0.25	to	0.55	(17.05)	to	(16.80)
2021	5,593,994	3.74	to	4.13	21,565,470	2.11	0.25	to	0.55	14.39	to	14.74

MML Blue Chip Growth Division
2025	3,055,540	1.48	to	7.02	10,860,760	—	0.25	to	0.80	18.11	to	18.29
2024	2,402,303	1.24	to	5.94	8,949,879	—	0.25	to	0.60	35.36	to	35.70
2023	2,044,164	0.91	to	4.39	6,421,821	—	0.25	to	0.60	49.16	to	49.53
2022	2,081,871	2.05	to	2.94	4,393,641	—	0.25	to	0.55	(39.83)	to	(39.65)
2021	2,198,892	3.40	to	4.88	7,706,004	—	0.25	to	0.55	15.70	to	16.05

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

MML Conservative Allocation Division[5]
2025	17,874	$1.13	to	$1.18	$20,659.00	4.44%	0.60%	to	0.80%	10.18%	to	10.29%
2024	17,471	—	—	1.02	17,886	4.54	—	—	0.60	—	—	6.61
2023	22,875	—	—	0.96	21,961	4.71	—	—	0.60	—	—	11.66
2022	5,000	—	—	0.86	4,299	4.13	—	—	0.60	—	—	(14.74)

MML Dynamic Bond Division[5,7]
2025	—	—	—	—	—	—	—	—	—	—	—	—
2024	236,911	—	—	0.93	219,249	1.35	—	—	0.60	—	—	(0.38)
2023	8,676	—	—	0.93	8,059	6.08	—	—	0.60	—	—	7.99
2022	4,418	—	—	0.86	3,801	4.01	—	—	0.60	—	—	(13.98)

MML Equity Division
2025	11,374,349	1.29	to	5.16	52,039,146	2.02	0.25	to	0.80	17.20	to	17.38
2024	12,034,282	1.27	to	4.40	47,597,335	1.99	0.25	to	0.60	19.09	to	19.38
2023	12,417,944	1.07	to	3.70	42,224,713	2.11	0.25	to	0.60	9.05	to	9.32
2022	13,196,820	3.08	to	3.39	41,303,532	1.62	0.25	to	0.55	(5.17)	to	(4.88)
2021	13,695,916	3.25	to	3.56	45,209,185	1.66	0.25	to	0.55	29.55	to	29.94

MML Equity Income Division[5]
2025	313,606	1.21	to	1.39	424,278	1.31	0.60	to	0.80	14.33	to	14.45
2024	250,356	—	—	1.21	302,246	0.71	—	—	0.60	—	—	11.67
2023	80,077	—	—	1.09	87,052	2.27	—	—	0.60	—	—	9.54

MML Equity Index Division (Class II)
2025	10,767,511	6.58	to	8.57	76,351,886	1.22	0.25	to	0.55	16.93	to	17.28
2024	10,956,482	6.16	to	7.31	66,491,014	1.11	0.25	to	0.55	23.91	to	24.28
2023	11,999,022	4.97	to	5.88	59,220,858	1.40	0.25	to	0.55	25.24	to	25.61
2022	12,677,806	3.97	to	4.68	49,911,583	1.24	0.25	to	0.55	(18.80)	to	(18.55)
2021	13,438,070	4.89	to	5.75	64,913,639	1.43	0.25	to	0.55	27.67	to	28.05

MML Equity Index Division (Class III)[17]
2025	5,698,043	—	—	1.39	7,925,739	1.59	—	—	0.80	—	—	17.59
2024	1,000,860	—	—	1.18	1,184,000	0.95	—	—	0.80	—	—	15.84

MML Fidelity Institutional AM® Core Plus Bond Division[4]
2025	171,855	0.97	to	1.12	176,457	2.58	0.60	to	0.80	7.31	to	7.41
2024	70,282	—	—	0.90	64,009	2.94	—	—	0.60	—	—	0.47
2023	35,825	—	—	0.90	32,192	2.73	—	—	0.60	—	—	5.45
2022	10,646	—	—	0.85	9,073	2.14	—	—	0.60	—	—	(14.70)

MML Focused Equity Division[5]
2025	8,855	1.17	to	1.27	10,371	1.08	0.60	to	0.80	7.79	to	7.90
2024	892	—	—	1.18	969	—	—	—	0.60	—	—	10.09
2023	56,573	—	—	1.07	60,558	0.97	—	—	0.60	—	—	9.88

MML Foreign Division[5]
2025	625,717	1.37	to	1.41	880,028	2.81	0.60	to	0.80	32.47	to	32.60
2024	273,223	—	—	1.06	290,073	3.99	—	—	0.60	—	—	3.46
2023	87,192	—	—	1.03	89,474	1.50	—	—	0.60	—	—	16.22
2022	59,319	—	—	0.88	52,376	3.92	—	—	0.60	—	—	(14.58)

MML Fundamental Equity Division[5,11]
2025	21,103,026	1.34	to	1.44	21,449,310	—	0.60	to	0.80	16.03	to	16.15
2024	43,405	—	—	1.24	51,679	0.30	—	—	0.60	—	—	23.71

MML Fundamental Value Division[8]
2025	—	—	—	—	—	—	—	—	—	—	—	—
2024	13,792	—	—	1.07	14,798	0.19	—	—	0.80	—	—	5.51

MML Global Division (Class II)[17]
2025	67,159,197	—	—	1.29	69,043,632	—	—	—	0.80	—	—	22.99
2024	3,547	—	—	1.05	3,719	—	—	—	0.80	—	—	4.16

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

MML Global Division (Service Class I)[5,16]
2025	—	$—	—	$—	$—	—%	—%	—	—%	—%	—	—%
2024	16,223	—	—	1.01	16,443	0.88	—	—	0.60	—	—	5.46
2023	16,979	—	—	0.96	16,319	0.85	—	—	0.60	—	—	14.08
2022	19,572	—	—	0.84	16,489	2.48	—	—	0.60	—	—	(18.00)

MML Growth Allocation Division[5]
2025	1,344,846	1.23	to	1.25	1,658,482	2.12	0.60	to	0.80	12.88	to	12.99
2024	744,635	—	—	1.11	817,487	1.75	—	—	0.60	—	—	10.93
2023	235,054	—	—	1.00	234,861	2.89	—	—	0.60	—	—	15.98
2022	169,001	—	—	0.86	145,598	4.61	—	—	0.60	—	—	(15.30)

MML High Yield Division[7]
2025	—	—	—	—	—	—	—	—	—	—	—	—
2024	7,624	—	—	1.10	8,271	5.66	—	—	0.60	—	—	9.15

MML Income & Growth Division[5]
2025	119,287	1.24	to	1.45	162,081	1.88	0.60	to	0.80	13.22	to	13.34
2024	64,644	—	—	1.28	79,454	2.09	—	—	0.60	—	—	14.90
2023	60,476	—	—	1.12	67,514	1.92	—	—	0.60	—	—	9.19
2022	62,250	—	—	1.02	63,645	1.49	—	—	0.60	—	—	(0.31)

MML Inflation-Protected and Income Division
2025	888,629	1.10	to	2.11	1,630,238	4.59	0.25	to	0.80	5.63	to	5.79
2024	840,219	1.87	to	2.00	1,517,410	4.47	0.25	to	0.55	2.16	to	2.46
2023	824,224	1.83	to	1.95	1,525,020	4.73	0.25	to	0.55	4.85	to	5.17
2022	780,434	1.74	to	1.85	1,377,748	2.66	0.25	to	0.55	(13.82)	to	(13.56)
2021	780,377	2.02	to	2.14	1,598,174	1.05	0.25	to	0.55	5.82	to	6.13

MML Invesco Discovery Large Cap Division
2025	77,112,018	—	—	1.01	77,915,032	—	0.25	to	0.55	1.03	to	1.07

MML Invesco Discovery Mid Cap Division
2025	63,145,054	—	—	1.01	63,485,384	—	0.25	to	0.80	0.53	to	0.60

MML Invesco Small Cap Equity Division[4]
2025	2,561,943	1.22	to	7.84	17,906,508	0.61	0.25	to	0.80	8.27	to	8.86
2024	2,653,554	1.15	to	6.34	17,953,331	—	0.25	to	0.60	12.66	to	12.94
2023	2,722,252	1.02	to	5.63	16,842,706	1.29	0.25	to	0.60	17.52	to	17.81
2022	2,727,693	4.79	to	5.50	14,569,026	0.71	0.25	to	0.55	(16.34)	to	(16.09)
2021	2,813,218	5.71	to	6.58	18,003,983	0.43	0.25	to	0.55	22.08	to	22.45

MML Loomis Sayles Large Cap Growth Division[4,5]
2025	517,484	1.47	to	1.71	796,785	—	0.60	to	0.80	14.98	to	15.09
2024	218,651	—	—	1.48	300,185	—	—	—	0.60	—	—	34.09
2023	77,676	—	—	1.11	85,949	—	—	—	0.60	—	—	51.71
2022	52,920	—	—	0.73	38,599	—	—	—	0.60	—	—	(27.55)

MML Managed Bond Division
2025	4,178,002	1.14	to	2.88	9,781,743	3.85	0.25	to	0.80	7.58	to	7.75
2024	3,746,878	0.94	to	2.68	8,651,365	4.67	0.25	to	0.60	3.62	to	3.88
2023	3,600,784	0.90	to	2.58	8,414,738	3.99	0.25	to	0.60	6.43	to	6.70
2022	3,574,803	2.19	to	2.43	8,063,734	3.10	0.25	to	0.55	(15.47)	to	(15.22)
2021	3,646,841	2.59	to	2.86	9,722,049	3.17	0.25	to	0.55	0.26	to	0.56

MML Managed Volatility Division
2025	632,387	1.24	to	3.14	1,936,680	0.18	0.25	to	0.80	10.32	to	10.48
2024	683,998	2.66	to	2.85	1,899,105	0.61	0.25	to	0.55	14.22	to	14.56
2023	736,150	2.32	to	2.49	1,783,242	0.58	0.25	to	0.55	12.26	to	12.59
2022	772,465	2.07	to	2.21	1,663,432	0.48	0.25	to	0.55	(12.53)	to	(12.27)
2021	786,050	2.37	to	2.52	1,930,357	0.85	0.25	to	0.55	10.93	to	11.26

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

MML MFS International Equity Division[4]
2025	462,761	$1.27	to	$1.31	$603,097	1.47%	0.60%	to	0.80%	25.41%	to	25.54%
2024	5,056	—	—	1.03	5,106	1.59	—	—	0.80	—	—	(0.30)

MML Mid Cap Growth Division[5]
2025	58,623,039	1.09	to	1.14	59,888,063	—	0.60	to	0.80	4.24	to	4.35
2024	264,614	—	—	1.05	278,799	—	—	—	0.60	—	—	11.16
2023	188,351	—	—	0.94	177,385	—	—	—	0.60	—	—	22.64
2022	69,499	—	—	0.77	53,370	—	—	—	0.60	—	—	(25.11)

MML Moderate Allocation Division[5]
2025	45,139	1.20	to	1.21	54,351	3.43	0.60	to	0.80	11.72	to	11.83
2024	6,498	—	—	1.07	6,990	0.20	—	—	0.60	—	—	8.87
2023	55,065	—	—	0.98	54,076	3.12	—	—	0.60	—	—	13.90
2022	41,779	—	—	0.86	36,023	3.48	—	—	—	—	—	(14.97)

MML Short-Duration Bond Division[5]
2025	69,259	1.11	to	1.12	77,195	3.55	0.60	to	0.80	5.85	to	5.96
2024	31,851	—	—	1.05	33,467	4.20	—	—	0.60	—	—	6.48
2023	20,969	—	—	0.99	20,678	4.69	—	—	0.60	—	—	6.94
2022	4,303	—	—	0.92	3,967	3.45	—	—	0.60	—	—	(7.79)

MML Small Cap Growth Equity Division
2025	2,290,062	1.20	to	6.68	8,261,516	0.34	0.25	to	0.80	7.07	to	7.23
2024	2,164,128	1.02	to	6.23	8,102,642	0.05	0.25	to	0.60	10.01	to	10.29
2023	2,345,006	0.93	to	5.67	7,815,423	—	0.25	to	0.60	16.55	to	16.84
2022	2,077,144	3.63	to	4.86	6,638,520	—	0.25	to	0.55	(23.58)	to	(23.35)
2021	1,727,118	4.75	to	6.34	8,407,549	—	0.25	to	0.55	6.72	to	7.04

MML Small/Mid Cap Value Division[5]
2025	226,053	1.13	to	1.14	256,869	1.00	0.60	to	0.80	2.30	to	2.40
2024	162,057	—	—	1.12	180,359	0.70	—	—	0.60	—	—	10.29

MML Strategic Emerging Markets Division[5,9]
2025	—	—	—	—	—	—	—	—	—	—	—	—
2024	414,678	—	—	0.80	334,428	0.93	—	—	0.60	—	—	(1.20)
2023	15,538	—	—	0.81	12,640	0.11	—	—	0.60	—	—	10.47

MML Sustainable Equity Division[5]
2025	264,791	1.27	to	1.41	371,385	1.01	0.60	to	0.80	11.39	to	11.50
2024	98,101	—	—	1.26	123,322	0.90	—	—	0.60	—	—	19.94

MML U.S. Government Money Market Division
2025	10,541,004	1.07	to	1.56	13,760,498	3.71	0.25	to	0.80	3.54	to	3.69
2024	8,177,473	1.11	to	1.50	10,728,038	4.70	0.25	to	0.60	4.54	to	4.80
2023	11,058,708	1.06	to	1.44	13,469,550	4.52	0.25	to	0.60	4.38	to	4.64
2022	6,738,678	1.25	to	1.38	8,366,620	1.15	0.25	to	0.55	0.66	to	0.97
2021	6,554,870	1.24	to	1.36	8,229,386	—	0.25	to	0.55	(0.55)	to	(0.24)

Nomura VIP Asset Strategy Division (Standard Class)[4]
2025	17,937	—	—	1.27	22,792	6.97	—	—	0.80	—	—	16.76
2024	61	—	—	1.09	67	2.66	—	—	0.80	—	—	7.17

Nomura VIP Emerging Markets Division[4]
2025	224,341	—	—	1.58	353,982	0.82	—	—	0.60	—	—	80.77
2024	129,483	—	—	0.87	113,019	2.18	—	—	0.60	—	—	4.77
2023	134,459	—	—	0.83	112,021	1.24	—	—	0.60	—	—	13.45
2022	90,421	—	—	0.73	66,402	0.33	—	—	0.60	—	—	(27.81)

Nomura VIP Growth Division[4,10]
2025	44,611	—	—	1.08	48,086	—	—	—	0.80	—	—	8.30
2024	11,815	—	—	1.00	11,759	—	—	—	0.80	—	—	(0.48)

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

Nomura VIP Science and Technology Division[4]
2025	129,973	$—	—	$1.69	$220,123	—%	—%	—	0.60%	—%	—	33.37%
2024	239,514	—	—	1.27	304,161	—	—	—	0.60	—	—	30.59
2023	34,658	—	—	0.97	33,702	—	—	—	0.60	—	—	39.06
2022	—	—	—	0.70	—	—	—	—	0.60	—	—	(31.84)

Nomura VIP Small Cap Value Division[4]
2025	53,996	—	—	1.19	64,025	1.37	—	—	0.60	—	—	7.83
2024	88,077	—	—	1.10	96,855	0.67	—	—	0.60	—	—	11.02
2023	33,497	—	—	0.99	33,180	0.56	—	—	0.60	—	—	9.10
2022	8,492	—	—	0.91	7,710	0.16	—	—	0.60	—	—	(12.36)

PIMCO CommodityRealReturn® Strategy Division[5]
2025	497,099	—	—	1.28	636,950	2.87	—	—	0.60	—	—	18.66
2024	233,040	—	—	1.08	251,642	1.37	—	—	0.60	—	—	3.97

PIMCO Emerging Markets Bond Division[5]
2025	—	—	—	1.15	—	4.85	—	—	0.60	—	—	14.92

PIMCO Global Bond Opportunities Division[5]
2025	—	—	—	1.06	—	4.51	—	—	0.60	—	—	12.78
2024	80,119	—	—	0.94	75,034	3.53	—	—	0.60	—	—	(0.50)
2023	77,083	—	—	0.94	72,553	2.25	—	—	0.60	—	—	5.26
2022	80,102	—	—	0.89	71,625	1.15	—	—	0.60	—	—	(11.01)

PIMCO High Yield Division[5]
2025	185,359	—	—	1.18	219,272	6.22	—	—	0.60	—	—	8.99
2024	82,701	—	—	1.09	89,764	5.86	—	—	0.60	—	—	6.90
2023	51,386	—	—	1.02	52,173	2.40	—	—	0.60	—	—	12.25

PIMCO Income Division[5]
2025	43,179	—	—	1.16	50,072	5.19	—	—	0.80	—	—	10.28
2024	6,743	—	—	1.05	7,090	3.32	—	—	0.80	—	—	5.02

PIMCO Real Return Division[5]
2025	5,050	—	—	1.02	5,143	3.33	—	—	0.60	—	—	7.87
2024	4,980	—	—	0.94	4,703	2.54	—	—	0.60	—	—	2.13
2023	4,846	—	—	0.92	4,479	2.91	—	—	0.60	—	—	3.67
2022	1,762	—	—	0.89	1,571	2.87	—	—	0.60	—	—	(11.91)

PIMCO Total Return Division[5]
2025	619,022	—	—	1.01	627,735	4.05	—	—	0.60	—	—	8.92
2024	124,824	—	—	0.93	116,218	4.01	—	—	0.60	—	—	2.54
2023	26,526	—	—	0.91	24,086	3.55	—	—	0.60	—	—	5.94
2022	15,857	—	—	0.86	13,592	1.54	—	—	0.60	—	—	(14.31)

Schwab® S&P 500 Index Division[17]
2025	1,483,284	—	—	1.37	2,027,529	1.20	—	—	0.60	—	—	17.83
2024	108,951	—	—	1.16	126,397	—	—	—	0.60	—	—	16.01

T. Rowe Price Blue Chip Growth Division
2025	597,041	12.58	to	13.46	7,676,846	—	0.25	to	0.55	18.09	to	18.44
2024	642,001	10.65	to	11.37	6,981,685	—	0.25	to	0.55	34.77	to	35.17
2023	725,361	7.90	to	8.41	5,839,884	—	0.25	to	0.55	48.47	to	48.92
2022	739,801	5.32	to	5.65	4,008,886	—	0.25	to	0.55	(38.84)	to	(38.66)
2021	765,546	8.70	to	9.21	6,779,214	—	0.25	to	0.55	16.98	to	17.33

T. Rowe Price Equity Income Division
2025	1,418,286	6.03	to	6.45	8,740,646	1.65	0.25	to	0.55	13.73	to	14.08
2024	1,440,730	5.30	to	5.65	7,805,047	1.83	0.25	to	0.55	11.08	to	11.42
2023	1,507,231	4.77	to	5.07	7,337,651	2.10	0.25	to	0.55	8.94	to	9.27
2022	1,620,257	4.38	to	4.64	7,235,090	1.89	0.25	to	0.55	(3.87)	to	(3.58)
2021	1,533,421	4.55	to	4.82	7,109,686	1.56	0.25	to	0.55	24.86	to	25.24

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

T. Rowe Price Limited-Term Bond Division[5]
2025	158,746	$—	—	$1.11	$176,643	4.19%	—%	—	0.60%	—%	—	5.73%
2024	2,444	—	—	1.05	2,571	4.20	—	—	0.60	—	—	4.97
2023	965	—	—	1.00	967	3.22	—	—	0.60	—	—	4.95
2022	470	—	—	0.96	449	1.94	—	—	0.60	—	—	(4.52)

T. Rowe Price Mid-Cap Growth Division[15]
2025	—	—	—	—	—	—	—	—	—	—	—	—
2024	5,824,536	11.00	to	12.31	62,529,920	—	0.25	to	0.55	8.71	to	9.04
2023	6,188,322	10.12	to	11.29	61,055,675	—	0.25	to	0.55	19.30	to	19.66
2022	6,602,436	8.48	to	9.44	54,630,553	—	0.25	to	0.55	(23.00)	to	(22.77)
2021	6,954,914	11.02	to	12.22	74,689,436	—	0.25	to	0.55	14.22	to	14.56

Templeton Foreign VIP Division
2025	2,117,339	2.48	to	2.84	5,431,678	2.34	0.25	to	0.55	28.49	to	28.87
2024	2,216,851	1.93	to	2.21	4,423,951	2.38	0.25	to	0.55	(1.54)	to	(1.25)
2023	2,313,100	1.96	to	2.23	4,681,550	3.23	0.25	to	0.55	20.10	to	20.46
2022	2,303,149	1.63	to	1.86	3,880,577	3.04	0.25	to	0.55	(8.11)	to	(7.84)
2021	2,238,912	1.77	to	2.01	4,092,397	1.85	0.25	to	0.55	3.59	to	3.90

Templeton Global Bond VIP Division[5]
2025	171,525	—	—	1.02	174,263	—	—	—	0.60	—	—	16.09
2024	12,292	—	—	0.88	10,758	—	—	—	0.60	—	—	(11.13)
2023	8,173	—	—	0.98	8,048	—	—	—	0.60	—	—	3.19
2022	4,252	—	—	0.95	4,057	—	—	—	0.60	—	—	(4.85)

TOPS® Moderate Growth ETF Division[5]
2025	41,415	—	—	1.27	52,704	0.41	—	—	0.60	—	—	15.50
2024	646,044	—	—	1.10	711,849	0.76	—	—	0.60	—	—	8.99

Vanguard VIF Balanced Division[5]
2025	149,479	—	—	1.33	198,530	2.04	—	—	0.60	—	—	16.46
2024	167,046	—	—	1.14	190,499	2.17	—	—	0.60	—	—	14.80
2023	84,833	—	—	0.99	84,270	1.18	—	—	0.60	—	—	14.33
2022	12,456	—	—	0.87	10,823	0.43	—	—	0.60	—	—	(14.30)

Vanguard VIF Capital Growth Division[5]
2025	235,100	—	—	1.63	382,063	0.98	—	—	0.60	—	—	28.98
2024	191,681	—	—	1.26	241,516	1.11	—	—	0.60	—	—	13.41
2023	120,947	—	—	1.11	134,373	1.14	—	—	0.60	—	—	27.98
2022	57,447	—	—	0.87	49,870	0.90	—	—	0.60	—	—	(15.49)

Vanguard VIF Diversified Value Division[5]
2025	—	—	—	1.45	—	1.88	—	—	0.60	—	—	16.83
2024	58,819	—	—	1.24	73,192	1.57	—	—	0.60	—	—	14.89
2023	86,592	—	—	1.08	93,789	1.29	—	—	0.60	—	—	20.13
2022	62,345	—	—	0.90	56,214	—	—	—	0.60	—	—	(11.49)

Vanguard VIF Equity Income Division[5]
2025	686,837	—	—	1.49	1,021,453	4.06	—	—	0.60	—	—	16.80
2024	1,621,028	—	—	1.27	2,064,049	1.03	—	—	0.60	—	—	15.12
2023	303,023	—	—	1.11	335,157	2.93	—	—	0.60	—	—	8.10
2022	160,794	—	—	1.02	164,523	1.29	—	—	0.60	—	—	(0.66)

Vanguard VIF Global Bond Index Division[17]
2025	629,876	—	—	1.10	694,402	1.75	—	—	0.80	—	—	5.59
2024	89,973	—	—	1.04	93,942	—	—	—	0.80	—	—	4.35

Vanguard VIF Growth Division[5]
2025	3,145	—	—	1.46	4,605	0.40	—	—	0.60	—	—	16.88
2024	40,583	—	—	1.25	50,838	0.48	—	—	0.60	—	—	33.14
2023	11,286	—	—	0.94	10,619	—	—	—	0.60	—	—	40.14

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3] (Lowest to Highest)				Investment	Expense Ratio[2] (Lowest to Highest)			Total Return[3] (Lowest to Highest)
						Income
	Units				Net Assets	Ratio[1]

Vanguard VIF International Division[5]
2025	—	$—	—	$1.06	$—	—%	—%	—	0.60%	—%	—	19.97%
2024	—	—	—	0.89	—	3.90	—	—	0.60	—	—	9.01
2023	135,773	—	—	0.81	110,506	1.48	—	—	0.60	—	—	14.65

Vanguard VIF Mid Cap Index Division[17]
2025	1,023,675	1.23	to	1.25	1,276,689	0.68	0.60	to	0.80	11.43	to	11.54
2024	172,636	—	—	1.10	193,944	—	—	—	0.60	—	—	10.14

Vanguard VIF Real Estate Index Division[5]
2025	1,023,289	0.93	to	1.18	1,079,677	1.83	0.60	to	0.80	3.01	to	3.11
2024	237,483	—	—	0.90	234,623	1.39	—	—	0.60	—	—	4.74
2023	41,678	—	—	0.86	35,916	2.25	—	—	0.60	—	—	11.70
2022	26,504	—	—	0.77	20,448	0.32	—	—	0.60	—	—	(26.30)

Vanguard VIF Short-Term Investment-Grade Division[5]
2025	96,986	—	—	1.12	108,896	4.09	—	—	0.60	—	—	6.85
2024	96,335	—	—	1.05	101,227	2.83	—	—	0.60	—	—	4.89
2023	79,027	—	—	1.00	79,167	1.27	—	—	0.60	—	—	6.16
2022	40,221	—	—	0.94	37,954	—	—	—	0.60	—	—	(5.72)

Vest US Large Cap 10% Buffer Strategies VI Division[17,18]
2025	—	—	—	—	—	—	—	—	—	—	—	—
2024	29,754	—	—	1.11	33,137	—	—	—	0.80	—	—	9.89
1The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division/sub-account from the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division/sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the division/sub-account invests.
2The expense ratios represent the annualized policy expense of the divisions of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
3The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum expense ratio amounts, some individual policy total returns and unit values are not within the ranges presented.
4See Note 2 to the financial statements for the previous name of this division.
5This Division/Fund became available to the Separate Account as an investment option on December 13, 2021, and is presented from the year when the investment or unit activity has been started.
6After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the
Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022.
Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond in exchange of 1 share of Invesco V.I Core Bond. As a result of the underlying fund merger, the division name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core
Plus Bond Fund. Financial Highlights for the years 2021 correspond to the Invesco V.I. Core Bond Division.
7For the period January 1, 2025 to April 25, 2025. Effective after the close of the New York Stock Exchange on April 25, 2025, the MML Dynamic Bond
Division and the MML High Yield Division substituted into the Managed Bond Division and any contract value in the corresponding divisions was automatically transferred to the MML Managed Bond Division.
8For the period January 1, 2025 to April 25, 2025. Effective after the close of the New York Stock Exchange on April 25, 2025, the MML Fundamental
Value Division substituted into the MML Equity Income Division and any contract value in the corresponding division was automatically transferred to the
MML Equity Income Division.
9For the period January 1, 2025 to April 25, 2025. Effective after the close of the New York Stock Exchange on April 25, 2025, the MML Strategic
Emerging Markets Division substituted into the MML International Equity division and any contract value in the corresponding Division was automatically transferred to the MML International Equity Division.
10This Division/Fund became available to the Separate Account as an investment option on November 25, 2024, and is presented from the year when the investment or unit activity has been started.
11For the period January 1, 2025 to November 14, 2025. Effective after the close of the New York Stock Exchange on November 14, 2025, the Invesco V.I.
Main Street Division substituted into the MML Fundamental Equity Division and any contract value in the corresponding division was automatically transferred to the MML Fundamental Equity Division.
12For the period January 1, 2025 to November 14, 2025. Effective after the close of the New York Stock Exchange on November 14, 2025, the Invesco V.I.
Discovery Large Cap Division substituted into the MML Invesco Discovery Large Cap Division and any contract value in the corresponding division was automatically transferred to the MML Invesco Discovery Large Cap Division.

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)
13For the period January 1, 2025 to November 14, 2025. Effective after the close of the New York Stock Exchange on November 14, 2025, the Invesco V.I.
Discovery Mid Cap Growth Division substituted into the MML Invesco Discovery Mid Cap Division and any contract value in the corresponding division was automatically transferred to the MML Invesco Discovery Mid Cap Division.
14For the period January 1, 2025 to November 14, 2025. Effective after the close of the New York Stock Exchange on November 14, 2025, the Invesco V.I.
Global Division substituted into the MML Global Division and any contract value in the corresponding division was automatically transferred to the MML
Global Division.
15For the period January 1, 2025 to November 14, 2025. Effective after the close of the New York Stock Exchange on November 14, 2025, the T. Rowe
Price Mid-Cap Growth Division substituted into the MML Mid-Cap Growth Division and any contract value in the corresponding division was automatically transferred to the MML Mid-Cap Growth Division.
16For the period January 1, 2025 to November 14, 2025. Effective after the close of the New York Stock Exchange on November 14, 2025, the MML Global
Division (Service Class I) merged into the MML Global Division (Class II) and any contract value in the corresponding division was automatically transferred to the  MML Global Division (Class II).
17This Division/Fund became available to the Separate Account as an investment option on April 26, 2024, and is presented from the year when the investment or unit activity has been started.
18For the period January 1, 2025 to December 15, 2025. Effective December 15, 2025 this Division liquidated and any contract value in the Division after the close of the New York Stock Exchange on December 15, 2025 was automatically transferred to the MML U.S. Government Money Market Division.
B.The separate account assesses "current" charges associated with each policy. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Separate Account.
Charges shown below state charges assessed at a monthly rate unless otherwise specified.

Administrative Charge	Effective annual rate of 0.25% of the policy’s average daily
This charge is assessed through a reduction in unit values.	net assets in the Separate Account

Administrative Charge	$5 to $12 per month
This charge is assessed through a redemption of units.

Mortality and Expense Risk Fees	Effective annual rate of 0.25% - 0.60% of the policy’s
This charge is assessed through a reduction in unit values	assets held in the Separate Account.
or through the redemption of units.

Face Amount Charge	$0.00 to $1.06 per $1,000 of face amount or charge is based
This charge is assessed through a redemption of units.	on the initial selected face amount of the Policy

Insurance Charge/Cost of Insurance Charge	$0.00 to $82.50 per $1,000 of insurance risk
This charge is assessed through a redemption of units.

Additional Mortality Fees	$0.00 to $83.33 per $1,000 of insurance risk
This charge is assessed through a redemption of units.	$0.08 to $83.33 per $1,000 of face amount

Loan Interest Rate Expense Charge	Effective annual rate of 0.00% to 1.00% of the loan amount
This charge is assessed through a redemption of units.

Notes To Financial Statements (Continued)
8. FINANCIAL HIGHLIGHTS (Continued)

Rider Charges:
The rider charges do not apply to all products within the Separate Account.
These charges are assessed through the redemption of units.

A. Disability Benefit	$0.00 to $0.28 per $1 of monthly deductions
$0.00 to $0.09318 per $1,000 of insurance risk

B. Guaranteed Insurability	$0.03 to $0.11 per $1,000 of option amount

C. Other Insured	$0.03 to $25.01 per $1,000 of insurance risk

D. Waiver of Monthly Charges	$0.00 to $0.28 per $1 of monthly deductions

E. Estate Protection	$0.00 to $14.97 per $1,000 of insurance risk

F. Survivorship Term	$0.00 to $23.52 per $1,000 of insurance risk
$0.00 to $0.04 per $1,000 of face amount

G. Additional Mortality Fees	$0.00 to $83.33 per $1,000 of face amount

H. Term Rider	$0.00 to $31.33 per $1,000 of insurance risk
9. SUBSEQUENT EVENTS
The Separate Account’s management has reviewed events occurring through March 10, 2026, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

C.M. LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2025 and 2024 and
for the years ended December 31, 2025, 2024 and 2023

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

Audit Committee of the Board of Directors

C.M. Life Insurance Company:

Opinions

We have audited the financial statements of C.M. Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the three-year period ended December 31, 2025, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the three-year period ended December 31, 2025, in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the State of Connecticut Insurance Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Hartford, Connecticut

February 26, 2026

C.M. LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,	December 31,
	2025	2024
	($ In Millions, except for par value)
Assets:
Bonds	$2,115	$2,647
Preferred stocks	11	11
Common stocks – subsidiaries and affiliates	216	227
Common stocks – unaffiliated	9	11
Mortgage loans	526	669
Policy loans	150	151
Partnerships and limited liability companies	170	161
Derivatives	627	669
Cash, cash equivalents and short-term investments	650	203
Other invested assets	224	256
Total invested assets	4,698	5,005
Investment income due and accrued	50	84
Federal income taxes	42	27
Net deferred income taxes	27	22
Other than invested assets	209	194
Total assets excluding separate accounts	5,026	5,332
Separate account assets	1,945	1,862
Total assets	$6,971	$7,194

Liabilities and Surplus:
Policyholders' reserves	$2,587	$2,822
Liabilities for deposit-type contracts	47	49
Contract claims and other benefits	5	3
Transfers due from separate accounts	(14)	(3)
Payable to parent	50	24
General expenses due or accrued	1	4
Asset valuation reserve	66	81
Collateral	41	70
Derivatives	290	351
Other liabilities	190	230
Total liabilities excluding separate accounts	3,263	3,631
Separate account liabilities	1,945	1,862
Total liabilities	5,208	5,493
Capital and surplus:
Common stock, $200 par value
50,000 shares authorized
12,501 shares issued and outstanding	3	3
Paid-in and contributed surplus	500	500
Surplus	1,260	1,198
Total capital and surplus	1,763	1,701
Total liabilities and capital and surplus	$6,971	$7,194

See accompanying notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Revenue:
Premium income	$161	$93	$127
Net investment income	141	170	211
Fees and other income	96	63	77
Total revenue	398	326	415
Benefits, expenses and other deductions:
Policyholders' benefits	661	722	914
Change in policyholders' reserves	(365)	(503)	(634)
General insurance expenses	81	67	42
Commissions	30	15	21
State taxes, licenses and fees	9	9	7
Other deductions	(4)	4	1
Total benefits, expenses and other deductions	412	314	351
Net (loss) gain from operations before dividends and federal income taxes	(14)	12	64
Federal income tax (benefit) expense	(2)	8	8
Net (loss) gain from operations	(12)	4	56
Net realized capital losses	(17)	(6)	(15)
Net (loss) income	$(29)	$(2)	$41

See accompanying notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Capital and surplus, beginning of year	$1,701	$1,905	$1,780
Net increase (decrease) due to:
Net (loss) income	(29)	(2)	41
Change in net unrealized capital gains (losses), net of tax	8	26	(6)
Change in net unrealized foreign exchange capital gains (losses), net of tax	53	(22)	27
Change in other net deferred income taxes	12	21	14
Change in nonadmitted assets	10	(8)	38
Change in asset valuation reserve	15	(5)	17
Change in reserve valuation basis	—	(5)	—
Prior period adjustments	(1)	(23)	(5)
Dividends paid	—	(190)	—
Other	(6)	4	(1)
Net increase (decrease)	62	(204)	125
Capital and surplus, end of year	$1,763	$1,701	$1,905

See accompanying notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Cash from operations:
Premium and other income collected	$258	$155	$198
Net investment income	428	191	220
Benefit payments	(681)	(742)	(919)
Net transfers from separate accounts	120	140	100
Commissions and other expenses	(99)	(89)	(58)
Federal and foreign income taxes (recovered) paid	(7)	9	(5)
Net cash from (used in) operations	19	(336)	(464)
Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	541	684	1,327
Preferred and common stocks – unaffiliated	—	3	—
Common stocks – affiliated	—	—	19
Mortgage loans	149	120	173
Partnerships and limited liability companies	19	23	31
Derivatives	20	(37)	(13)
Other	28	(7)	109
Total investment proceeds	757	786	1,646
Cost of investments acquired:
Bonds	(221)	(762)	(231)
Preferred and common stocks – unaffiliated	—	(6)	—
Common stocks – affiliated	—	—	—
Mortgage loans	(17)	(1)	(61)
Partnerships and limited liability companies	(25)	(26)	(17)
Derivatives	(9)	(12)	—
Other	22	(22)	—
Total investments acquired	(250)	(829)	(309)
Net (increase) decrease in policy loans	—	(6)	1
Net cash from (used in) investing activities	507	(49)	1,338
Cash from financing and miscellaneous sources:
Net withdrawals on deposit-type contracts	(3)	(8)	(14)
Change in collateral	(29)	31	(162)
Dividend paid	—	(190)	—
Contribution received	—	—	—
Other cash (used) provided	(47)	15	(15)
Net cash used in financing and miscellaneous sources	(79)	(152)	(191)
Net change in cash, cash equivalents and short-term investments	447	(537)	683
Cash, cash equivalents and short-term investments:
Beginning of year	203	740	57
End of year	$650	$203	$740

See accompanying notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS

1.    Nature of operations

These statutory financial statements include C.M. Life Insurance Company (the Company), a wholly owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual). The Company is domiciled in the State of Connecticut. It provides life insurance and annuities to individuals and group life insurance to institutions.

MassMutual is a mutual life insurance company domiciled in the Commonwealth of Massachusetts. MassMutual and its subsidiaries provide individual and group life insurance, disability income insurance (DI), individual and group annuities and guaranteed interest contracts (GICs) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s affiliated distribution channel, MassMutual Strategic Distributors (MMSD), Institutional Solutions (IS) and Worksite distribution channels.

The affiliated distribution channel is a sales force of financial professionals that operate in the U.S. The affiliated distribution channel sells life insurance, annuities, hybrid life, and DI. The Company’s MMSD channel sells life insurance, DI, annuity, and hybrid life solutions through a network of third-party distribution partners. The Company’s IS distribution channel places group annuities, life insurance and GICs primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s Worksite channel works with advisors and employers across the country to provide American workers with voluntary and executive benefits such as group whole life insurance, group critical illness insurance, group accident insurance and DI, through the workplace.

2.    Summary of significant accounting policies

a.    Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the State of Connecticut Insurance Department (the Department).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows:

Invested assets

•Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity
•Non-conforming bonds are generally carried at purchase price, whereas U.S GAAP does not have the concept of non-conforming bonds
•Residual tranches are generally carried at the lower of cost or market, whereas U.S. GAAP reports residual tranches at fair value
•Investments in surplus notes are generally carried at purchase price and accrued income is disallowed, whereas U.S. GAAP reports investments in surplus notes at fair value and accrued income is allowed
•Changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes in revenue unless deemed an effective hedge
•Interest rate and credit default swaps associated with replicated synthetic investment transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value
•Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the host contract or security and account for them separately at fair value

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•Income recognition on partnerships and limited liability companies, which are accounted for under the equity method, is limited to the amount of cash distribution and accumulated undistributed earnings, whereas U.S. GAAP is without limitation
•Certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities
•Financial assets including mortgage and other commercial loans, equipment loans, held-to-maturity debt securities, and trade, lease, reinsurance and other receivables are accounted for using the other-than-temporary impairments(s) (OTTI) model described in Note 2aa, whereas U.S. GAAP would use the current expected credit loss impairment model for these financial assets carried at amortized cost

Policyholders’ liabilities

•Statutory policy reserves are generally based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest
•Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts recoverable or due from reinsurers
•Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

•Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on a constant level basis over the expected life of the contracts

Net realized capital (losses) gains

•After-tax realized capital (losses) gains that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Capital and surplus

•Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation
•Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances
•An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and limited liability companies and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve and deploys the current expected credit loss impairment model as changes through equity
•Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Capital and Surplus, whereas U.S. GAAP follows the current expected credit losses model with changes recognized in the income statement

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•Statutory Statements of Changes in Capital and Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR, prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income
•The change in the fair value for unaffiliated common stocks is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP

Other

•Assets and liabilities associated with certain variable universal life contracts, which do not pass-through all investment experience to contract holders, are maintained in separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of these statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment, the value of the investment in the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in these statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.    Corrections of errors and reclassifications

For the years ended December 31, 2025 and 2024 corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2025 and 2024
	Increase (Decrease) to:
	Prior Years' Net Income		Current Year Surplus		Asset or Liability Balances
	2025	2024	2025	2024	2025	2024
	(In Millions)
Bonds	$1	$—	$1	$—	$1	$—
Cash, cash equivalents and short-term investments	—	(18)	—	(18)	—	(18)
Investment income due and accrued	(7)	(5)	(7)	(5)	(7)	(5)
Other liabilities	5	—	5	(9)	(5)	9
Total	$(1)	$(23)	$(1)	$(32)

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.    Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2aa. "Net realized capital losses including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

d.    Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2aa. "Net realized capital losses including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

e.    Common stocks - subsidiaries and affiliates

The Company accounts for the value of its subsidiary and affiliate, primarily, MML Bay State Life Insurance Company (MML Bay State), a wholly owned stock life insurance subsidiary, at their underlying statutory net equity. MML Bay State’s operating results, less dividends declared, are reflected as net unrealized capital gains in the Statutory Statements of Changes in Capital and Surplus. Dividends are recorded in net investment income when declared. The cost basis of common stocks - subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary consistent with common stocks - unaffiliated.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.    Common stocks - unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2aa. "Net realized capital losses including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

g.    Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2aa. "Net realized capital losses including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

h.    Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

i.    Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low-income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2aa. "Net realized capital losses including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

j.    Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated synthetic investments are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized capital (losses) gains. Amounts receivable and payable are accrued as net investment income.

k.    Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

l.    Debt securities that do not qualify as bonds

Debt securities that do not qualify as bonds represent investments with fixed schedule of future payments that no not qualify for bond reporting under SSAP No. 26. These include securities that lack a substantive creditor relationship, do not provide meaningful credit enhancement, or do not generate sufficient cash flows.

Refer to Note 2aa. "Net realized capital losses including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

m.    Investment income due and accrued

Accrued investment income consists primarily of interest, which is recognized on an accrual basis.

n.    Other than invested assets

Other than invested assets primarily includes deferred and uncollected life insurance premium, reinsurance recoverable, and other receivables.

o.    Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money, supplemental accounts and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has only separate accounts classified as nonguaranteed for which the policyholder/contract holder assumes the investment risk.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

p.    Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include the amount of DTA (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, certain investments in partnerships and limited liability companies for which qualifying audits are not performed, advances and prepayments, investment income due and accrued, and certain other receivables. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Capital and Surplus.

q.    Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

Premium income, policyholders’ benefits (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue.

r.    Policyholders' reserves

Policyholders’ reserves are developed by actuarial methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force and are determined based on either statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods, or principles-based reserving under Valuation Manual-20, which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDB and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

The fixed index annuity product offers guaranteed lifetime withdrawal benefit (GLWB). A GLWB provides the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value.

Certain individual variable annuity and fixed annuity products offer GMDB. The liability for GMDB is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statement of Operations.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a single premium immediate annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals follow statutory accounting requirements and are sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

s.    Liabilities for deposit-type contracts

Liabilities for investment-type contracts such as supplementary contracts not involving life contingencies are based on account value or accepted actuarial methods using applicable interest rates.

t.     Transfers due from separate accounts

Transfers due from separate accounts represent a net receivable from the Company’s separate accounts.

u.    Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital (losses) gains if resulting from invested asset transactions. Changes in the balances of net deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

v.    Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Capital and Surplus.

w.    Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

x.    Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities or, if negative, is included as net negative (Disallowed) IMR for any admitted portion in other than invested assets.

y.    Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, other miscellaneous liabilities, and accrued separate account transfers.

z.    Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.
Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

aa.    Net realized capital losses including other-than-temporary impairments and unrealized capital gains (losses)

Net realized capital losses, net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Net realized capital losses, including OTTI, are recognized in net income and are determined using the specific identification method.
Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds - corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDOs. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDOs tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario that management believes is reasonable for the applicable collateral pool.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stocks

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and limited liability companies, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Capital and Surplus.

3.    New accounting standards

Adoption of new accounting standards

In August 2025, the NAIC adopted revisions to INT 23-01 (Disallowed IMR) which extended the effective date of the INT to December 31, 2026 and added additional disclosure requirements and clarifications to the guidance in the INT.

INT 23-01 provided optional, limited-term guidance for the assessment of disallowed IMR for up to 10% of adjusted general account capital and surplus. An insurer’s capital and surplus must first be adjusted to exclude certain “soft assets” including net positive goodwill, electronic data processing equipment and operating system software, net DTA and admitted disallowed IMR. An insurer is only able to admit the negative IMR if the insurer's risk-based capital is over 300% of the authorized control level after adjusting to remove the assets described above.

Negative IMR may be admitted first in the insurer’s general account and then, if all disallowed IMR in the general account is admitted and the percentage limit is not reached, to the separate account proportionately between insulated and noninsulated accounts. If the insurer can demonstrate historical practice in which acquired gains from derivatives were also reversed to IMR (as liabilities) and amortized, there is no exclusion for derivatives losses. INT 23-01 was adopted by the Company as of September 30, 2023.

To the extent the Company’s IMR balance is a net negative, the effects of INT 23-01 are reflected in the Company’s financial position, results of operations, and financial statement disclosures. The Company has adopted revisions to INT 23-01, which did not have a material effect on the Company’s financial statements.

Effective January 1, 2024, the NAIC adopted revisions to avoid allocating realized gains or losses from bond sales to the IMR when sold before a rating downgrade. Revisions were also made to avoid allocating realized gains or losses from mortgage loan sales when there is a credit loss allowance, where payments are not 90 days past due. Revisions were also made to update guidance on changes in credit ratings used to allocate credit or interest rate related gains or losses, requiring identification of realized losses from acute credit events to be allocated to AVR. The modifications did not have a material effect on the Company’s financial statements.

Effective March 16, 2024, the NAIC adopted revisions to the requirements of audit and admissibility in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities (SCA) to better align with the guidance on the look-through methodology. The revisions allow for admitting audited investments in entities owned by unaudited downstream noninsurance holding company SCA entity. The modifications did not have a material effect on the Company’s financial statements.

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26 – Bonds, SSAP No. 43 – ABS, and other related SSAPs, effective January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, “the Bond Project”.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an issuer credit obligation (ICO) or an ABS.

An ICO is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an ABS is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as ABS under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company has adopted this guidance, resulting in $5 million for all securities reclassed off Schedule D-1, which includes $3 million that resulted with a change in measurement basis. The adoption resulted in a decrease in unrealized capital gains on the Statutory Statement of Changes in Capital and Surplus of $1 million for the Company on January 1, 2025. Modifications of disclosures by asset categories are prospectively applied to Note 5a. "Investments – Bonds".

In March 2024, the NAIC adopted revisions to SSAP No. 21 - Other Admitted Assets, effective January 1, 2025, clarifying that residuals follow the effective yield approach with a cap and providing an election for the cost recovery method. The Company elected the effective yield method using the allowable earned yield, capped by the amount of cash distributions received. The modifications did not have a material effect on the Company’s financial statements.

Effective January 1, 2025, revisions were made to short-term investments, which include excluding additional investment types from being reported as cash equivalents or short-term investments regardless of maturity date of the investment at the date of acquisition. Investments will be eliminated from being reported as cash equivalents or short-term investments unless they would qualify under SSAP No. 26 – Bonds as an ICO. Such investments will then only qualify as a cash equivalent or short-term investment if they have a maturity date within 3-months (cash equivalents) or 12-months (short-term) from the date of acquisition or meet the specific requirements for money market mutual funds or cash pooling arrangements. The modifications did not have a material effect on the Company’s financial statements.

The NAIC adopted revisions to various SSAPs for investments in tax credits, acquired tax credits and updated annual statement reporting categories for tax credit investment risk-based capital. These revisions include broad criteria to scope in various tax credit programs, including solar programs and state specific programs. This adoption requires proportional amortization as the measurement approach, as with existing low-income housing tax credits, recording amortization of the investment in the partnership through net investment income and the use of the tax credits in the appropriate tax line. The adopted revisions were effective on January 1, 2025. The modifications were prospectively applied and did not have a material effect on the Company’s financial statements.

In March 2025, the NAIC adopted revisions to clarify how assets held under modified coinsurance (Modco) or funds withheld (FWH) agreements shall be reflected within the restricted asset disclosure in SSAP No. 1 -Accounting Policies, Risks & Uncertainties, and Other Disclosures and in the corresponding disclosures in Note 5l. "Restricted assets" of the statutory financial statements. It also proposes enhanced disclosures to fully identify the extent of restricted assets reported on balance sheet within a single disclosure as well as identify differences between the restricted asset annual statement disclosure and the amount reported in the annual statement general interrogatories, which is pulled directly into the risk-based capital formulas. The adopted revisions will be effective December 31, 2025. The modifications did not have a material effect on the Company’s financial statements.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In December 2025, the NAIC adopted revisions to SSAP No. 61 - Statutory Accounting for Life & Health Reinsurance and related guidance clarifying that risk transfer for combination reinsurance contracts with interdependent features (e.g., coinsurance and yearly renewable term with aggregate experience refunds or recapture rights) must be evaluated in aggregate. Each component satisfying risk transfer individually is necessary but not sufficient for the contract as a whole. These revisions are effective as of immediately for all for new or newly amended contracts with provisions allowing until December 31, 2026 for existing contracts. The Company is assessing the potential impact on the Company's financial statements.

Future adoption of new accounting standards

In March 2024, the NAIC proposed expansion of the guidance in SSAP No. 56 - Separate Accounts to further address situations and provide consistent accounting guidelines for when assets are reported at a measurement method other than fair value. This is to address an increase in assets reported at book value within the separate investment account, which have been approved under state prescribed practices and/or interpretations that the reference for fund accumulation contracts captures pension risk transfer (PRT) or registered indexed-linked annuities and other similar general-account type products. In August 2024, the NAIC exposed further revisions as to treatment of IMR for transfers between general investment account and separate investment account, with the broad concept that such transfers would have offset IMR impacts between the general investment account and the book value separate investment account with a zero net impact to surplus. In February 2025, the NAIC adopted final revisions to SSAP No. 56 - Separate Accounts. The revisions clarify the measurement method guidance as well as prescribe guidance for how transfers to/from the general investment account and separate investment account shall be recognized. The adopted revisions will be effective on January 1, 2026, with early adoption permitted. The modifications are not expected to have a material impact on the Company’s financial statements.

In November 2024, the NAIC exposed revisions to add guidance for SCAs that are investment in subsidiaries, with consideration to prescribing measurement and potential non-admittance thresholds. Effective December 31, 2026, the concept of investment subsidiaries will be removed from the annual statement. The Company has a material amount of assets within investment subsidiaries and is assessing the potential impact on the Company’s financial statements.

In December 2025, the Statutory Accounting Principles Working Group adopted revisions to SSAP No. 37 - Mortgage Loans to expand the scope to include qualifying statutory investment trusts holding only residential mortgage loans. The revisions require disclosure of all statutory trusts owned by the reporting entity and additional disclosures for mortgage loans acquired through qualifying trusts. These changes are effective January 1, 2027. The Company is assessing the potential impact on the Company’s financial statements.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.    Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company's financial instruments:

	December 31, 2025
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
ICO	$1,669	$1,487	$30	$602	$855
ABS	446	436	—	252	184
Preferred stocks	11	11	6	—	5
Common stocks - subsidiaries and affiliates	9	9	—	—	9
Common stocks - unaffiliated	9	9	5	—	4
Mortgage loans	526	494	—	—	494
Derivatives	627	312	(7)	319	—
Cash, cash equivalents and short-term investments	650	650	60	590	—
Separate account assets	1,945	1,945	1,945	—	—
Financial liabilities:
Individual annuity contracts	1,785	1,826	—	—	1,826
Supplementary contracts	40	41	—	—	41
Derivatives	290	290	—	290	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $207 million.

	December 31, 2024
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds	$2,647	$2,399	$31	$1,036	$1,332
Preferred stocks	11	11	6	—	5
Common stocks - subsidiaries and affiliates	7	7	—	—	7
Common stocks - unaffiliated	11	11	7	—	4
Mortgage loans - commercial	530	491	—	—	491
Mortgage loans - residential	139	128	—	—	128
Derivatives	669	373	—	373	—
Cash, cash equivalents and short-term investments	203	203	11	192	—
Separate account assets	1,862	1,862	1,862	—	—
Financial liabilities:
Individual annuity contracts	2,034	2,073	—	—	2,073
Supplementary contracts	42	42	—	—	42
Derivatives	351	351	14	337	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $220 million.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as Secured Overnight Financing Rate (SOFR), cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay's Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, GICs and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company's asset/liability management analysis.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
ICO	$31	$—	$13	$44
Preferred stocks	—	—	5	5
Common stocks - subsidiaries and affiliates	—	—	9	9
Common stocks - unaffiliated	5	—	4	9
Derivatives:
Interest rate swaps	—	574	—	574
Options	—	21	—	21
Currency swaps	—	39	—	39
Forward contracts	—	1	—	1
Financial futures	(7)	—	—	(7)
Separate account assets	1,945	—	—	1,945
Total financial assets carried at fair value	$1,974	$635	$31	$2,640

Financial liabilities:
Derivatives:
Interest rate swaps	$—	$265	$—	$265
Options	—	13	—	13
Currency swaps	—	9	—	9
Forward contracts	—	3	—	3
Total financial liabilities carried at fair value	$—	$290	$—	$290

The Company does not have any financial instruments that were carried at net asset value as a practical expedient.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$30	$1	$7	$38
Preferred stocks	—	—	5	5
Common stocks - subsidiaries and affiliates	—	—	7	7
Common stocks - unaffiliated	6	—	5	11
Derivatives:
Interest rate swaps	—	560	—	560
Options	—	28	—	28
Currency swaps	—	76	—	76
Forward contracts	—	5	—	5
Separate account assets	1,862	—	—	1,862
Total financial assets carried at fair value	$1,898	$670	$24	$2,592

Financial liabilities:
Derivatives:
Interest rate swaps	$—	$319	$—	$319
Options	—	15	—	15
Currency swaps	—	2	—	2
Forward contracts	—	1	—	1
Financial futures	14	—	—	14
Total financial liabilities carried at fair value	$14	$337	$—	$351

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels in the beginning fair value for the reporting period in which the changes occur.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

Separate account assets – At December 31, 2025 these assets primarily include ICO bonds, ABS bonds and derivatives as a result of the Bond Project. At December 31, 2024 these assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values of these assets are determined using the same methods as outlined in categories below.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

ICO bonds - These securities are principally valued using market or income approaches. Level 2 valuations are based on quoted prices in inactive markets or matrix pricing techniques using observable inputs such as benchmark yield curves, spreads, issuer ratings, and comparable trades. Level 3 valuations rely on discounted cash flow models incorporating significant unobservable inputs, including adjustments for illiquidity, bespoke credit spreads, and issuer-specific factors.

ABS bonds - These securities are valued using market or income approaches. Level 2 valuations utilize observable inputs such as benchmark yield curves, spreads, and comparable structured securities. Level 3 valuations incorporate significant unobservable inputs, including assumptions about prepayment speeds, default rates, and liquidity adjustments.

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit-related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps (OIS) and SOFR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company's valuation techniques.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company's Level 3 assets carried at fair value:

	Balance as of	Gains (Losses) in Net Income	Losses (Gains) in Surplus								Balance as of
								Transfers
	01/01/25			Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/25
	(In Millions)
Financial assets:
Bonds:
ICO	$7	$(1)	$(1)	$—	$11	$—	$(1)	$—	$—	$(2)	$13
Preferred stocks	5	—	—	—	—	—	—	—	—	—	5
Common stocks:
Subsidiaries and affiliates	7	—	—	—	2	—	—	—	—	—	9
Unaffiliated	5	—	1	—	—	—	(2)	—	—	—	4
Total financial assets	$24	$(1)	$—	$—	$13	$—	$(3)	$—	$—	$(2)	$31

	Balance as of	Gains (Losses) in Net Income	Losses (Gains) in Surplus								Balance as of
								Transfers
	01/01/24			Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/24
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$4	$(6)	$—	$—	$—	$—	$—	$—	$—	$9	$7
Preferred stocks	4	—	1	—	—	—	—	—	—	—	5
Common stocks:
Subsidiaries and affiliates	6	—	—	—	1	—	—	—	—	—	7
Unaffiliated	3	(1)	2	1	1	—	(1)	—	—	—	5
Total financial assets	$17	$(7)	$3	$1	$2	$—	$(1)	$—	$—	$9	$24

Other transfers include assets that are either no longer carried at fair value or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Bonds in Other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now higher than the book value.

Level 3 Transfers-In are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.    Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.     Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2025
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
ICO:
Corporate bonds	$1,325	$6	$180	$1,151
Bank loans - acquired & issued	190	1	6	185
Municipal bonds - general obligation & special revenue	60	4	3	61
SVO - identified bond exchange traded funds - fair value & systemic value	31	—	—	31
Bonds issued from SEC registered BDC/CEF/REIT	20	—	—	20
Non-U.S. sovereign jurisdiction securities	15	—	3	12
Single entity backed bonds obligation	14	—	—	14
Project finance bonds issued by operating entities	11	—	1	10
U.S. government obligation (exempt from RBC)	3	—	—	3
Total ICO	$1,669	$11	$193	$1,487

ABS:
Other financial ABS – self-liquidating	155	1	2	154
Non-agency – CLOs/CBOs/CDOs	114	—	—	114
Equity backed securities	95	—	3	92
Non-agency CMBS	45	—	5	40
Non-agency RMBS	17	1	1	17
Lease-backed securities – full analysis	8	—	—	8
Lease-backed securities	7	—	1	6
Other non-financial ABS – full analysis	3	—	—	3
Agency CMBS	1	—	—	1
Other non-financial asset-backed securities	1	—	—	1
Total ABS	446	2	12	436
Total bonds	$2,115	$13	$205	$1,923
The December 31, 2025 gross unrealized losses exclude $2 million of losses included in the carrying value. These losses include $2 million from NAIC Class 6 bonds and were primarily included in corporate bonds and bank loans - acquired.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2024
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U.S. government and agencies	$3	$—	$—	$3
States, territories and possessions	7	—	—	7
Political subdivisions	13	1	1	13
Special revenue	52	3	2	53
Industrial and miscellaneous	2,262	6	239	2,029
Hybrid securities	6	—	—	6
Parent, subsidiaries and affiliates	304	—	16	288
Total	$2,647	$10	$258	$2,399

The December 31, 2024 gross unrealized losses exclude $2 million of losses included in the carrying value. These losses include $2 million from NAIC Class 6 bonds and were primarily included in industrial and miscellaneous or parents, subsidiaries and affiliates.

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use third-party modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31, 2025		December 31, 2024
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total
		($ In Millions)
1	Aaa/Aa/A	$1,091	51%	$1,322	49%
2	Baa	923	44	950	36
3	Ba	50	2	306	12
4	B	18	1	44	2
5	Caa and lower	13	1	15	1
6	In or near default	20	1	10	—
	Total	$2,115	100%	$2,647	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31, 2025				December 31, 2024
	RMBS		CMBS		RMBS		CMBS
NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total
	($ In Millions)
1	$2	100%	$42	88%	$2	100%	$54	96%
2	—	—	4	8	—	—	2	4
3	—	—	—	—	—	—	—	—
4	—	—	1	2	—	—	—	—
5	—	—	1	2	—	—	—	—
6	—	—	—	—	—	—	—	—
	$2	100%	$48	100%	$2	100%	$56	100%

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of the carrying value and fair value of bonds as of December 31, 2025 and 2024 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	December 31, 2025		December 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$114	$113	$41	$41
Due after one year through five years	492	487	738	710
Due after five years through ten years	479	450	709	670
Due after ten years	1,030	873	1,159	977
Total	$2,115	$1,923	$2,647	$2,398

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Proceeds from sales	$152	$317	$1,041
Gross realized capital gains from sales	2	3	13
Gross realized capital losses from sales	(14)	(3)	(91)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2025
	Less Than 12 Months			12 Months or Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	($ In Millions)
ICO:
Non-U.S. sovereign jurisdiction securities	$—	$—	—	$12	$3	3
Municipal bonds - general obligation & special revenue	6	1	6	30	2	22
Project finance bonds issued by operating entities	—	—	—	10	1	5
Corporate bonds	37	1	19	884	179	386
Single entity backed bonds obligation	—	—	1	5	1	4
Bank loans - acquired & issued	16	—	13	69	7	27
Total ICO	$59	$2	$39	$1,017	$193	$449

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2025
	Less Than 12 Months			12 Months or Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	($ In Millions)
ABS:
Agency RMBS	$—	$—	—	$—	$—	2
Non-agency RMBS	1	—	26	10	1	109
Non-agency CMBS	1	—	1	39	5	51
Non-agency – CLOs/CBOs/CDOs	6	—	4	—	—	—
Other financial ABS – self-liquidating	2	—	5	36	2	45
Equity backed securities	—	—	—	36	3	5
Other financial ABS– not self-liquidating	—	—	—	—	—	1
Lease-backed securities	—	—	—	6	1	7
Other non-financial asset-backed securities	—	—	—	1	—	3
Lease-backed securities – full analysis	—	—	—	2	—	2
Other non-financial ABS – full analysis	—	—	—	3	—	2
Total ABS	10	—	36	133	12	227
Total bonds	$69	$2	75	$1,150	$205	676

	December 31, 2024
	Less Than 12 Months			12 Months or Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	($ In Millions)
U. S. government and agencies	$—	$—	1	$—	$—	1
States, territories and possessions	4	—	2	2	—	2
Political subdivisions	2	—	4	7	1	4
Special revenue	6	—	7	30	2	25
Industrial and miscellaneous	99	3	92	1,165	238	660
Parent, subsidiaries and affiliates	—	—	—	260	17	2
Total	$111	$3	106	$1,464	$258	694

As of December 31, 2025 and 2024, management has not deemed these unrealized losses to be other-than-temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2025, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $132 million. Securities in an unrealized loss position for less than 12 months had a fair value of $10 million and unrealized losses of less than $1 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $121 million and unrealized losses of $11 million. These securities were primarily categorized as non-agency CMBS, equity backed securities and other financial ABS.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $159 million. Securities in an unrealized loss position for less than 12 months had a fair value of $15 million and unrealized losses of $1 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $145 million and unrealized losses of $18 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2025 or 2024 that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $4 million as of December 31, 2025 and 2024.

Residential mortgage-backed exposure

The Company's RMBS portfolio includes prime, subprime and Alt-A loans. The Alt-A category includes option adjustable-rate mortgages and the subprime category includes 'scratch and dent' or reperforming pools, high loan-to-value pools and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO (Fair Isaac Corporation) scores and loan-to-value ratios.

As of December 31, 2025, RMBS had a total carrying value of $20 million and a fair value of $20 million of which approximately 26%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $15 million and a fair value of $14 million. As of December 31, 2024, RMBS had a total carrying value of $22 million and a fair value of $21 million of which approximately 28%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $16 million and a fair value of $15 million.

During the years ended December 31, 2025 and 2024, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2025, total leveraged loans had a carrying value of $32 million and a fair value of $32 million, of which approximately 16%, based on carrying value, were domestic leveraged loans. As of December 31, 2024, total leveraged loans had a carrying value of $310 million and a fair value of $294 million, of which approximately 89%, based on carrying value, were domestic leveraged loans.

In 2024, the Company refined its definition of leveraged loans to include commercial loans to high-yield corporations.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower's risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $46 million and fair value of $40 million as of December 31, 2025 and a carrying value of $57 million and fair value of $48 million as of December 31, 2024.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Prepayment penalty and acceleration fees

Investment income related to securities sold, redeemed or otherwise disposed:

	Years Ended December 31,
	2025	2024
	($ In Millions)
Number of CUSIPS	13	18
Aggregate Amount of Investment Income	$—	$—

b.    5GI Securities

Securities owned by the Company with an NAIC designation of 5GI securities:

	December 31, 2025			December 31, 2024
	Number of 5GI Securities	Carrying Value	Fair Value	Number of 5GI Securities	Carrying Value	Fair Value
	($ In Millions)
Investments:
Bonds - amortized cost	25	$3	$3	16	$3	$3
Preferred stocks - fair value	1	—	—	1	—	—
Total	26	$3	$3	17	$3	$3

c.     Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2025	2024
	(In Millions)
Carrying value	$11	$11
Fair value	$11	$11

As of December 31, 2025, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $9 million in 2 issuers, less than $1 million of which was in an unrealized loss position for more than 12 months. As of December 31, 2024, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $6 million in 2 issuers, $5 million of which was in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2aa. "Net realized capital losses including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2025 or 2024.

As of December 31, 2025 and 2024, the Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of less than $1 million and $1 million, respectively.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.     Common stocks – subsidiaries and affiliates

MML Bay State primarily provides variable life and bank-owned life insurance business. It declared and paid $21 million in dividends to the Company for the year ended December 31, 2025, $23 million in 2024 and $25 million in 2023. A majority of MML Bay State's shareholder equity is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the Company without prior approval from the Department. Under these regulations, $21 million of shareholder's equity is available for distribution to the shareholder in 2025 without prior regulatory approval. The Company does not rely on dividends from its subsidiary to meet its operating cash flow requirements.

The Company did not hold any affiliated common stocks for which the transfer of ownership was restricted by contractual requirements as of December 31, 2025 or 2024.

Summarized below is certain combined statutory financial information for MML Bay State:

	As of and for the Years Ended December 31,
	2025	2024	2023
	(In Millions)
Total Revenue	$7	$15	$18
Net income	10	11	7
Assets	5,377	5,257	5,108
Liabilities	5,170	5,038	4,875
Shareholder's equity	207	219	233

e.     Common stocks – unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2025	2024
	(In Millions)
Adjusted cost basis	$4	$5
Gross unrealized gains	5	6
Carrying value	$9	$11

As of December 31, 2025, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of less than $1 million in 6 issuers, of which less than $1 million were in an unrealized loss position for more than 12 months. As of December 31, 2024, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $2 million in 8 issuers, $2 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2aa. "Net realized capital losses including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2025 or 2024.

As of December 31, 2025 and 2024 the Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of less than $1 million and $1 million, respectively.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.     Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans finance various types of real estate properties primarily throughout the U.S. and the United Kingdom. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans some of which are backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2025 and 2024, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2025 or 2024.

The carrying value and fair value of the Company's mortgage loans were as follows:

	December 31, 2025		December 31, 2024
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$398	$373	$525	$485
Mezzanine loans	5	6	5	6
Total commercial mortgage loans	403	379	530	491
Residential mortgage loans:
FHA insured and VA guaranteed	97	91	111	102
Other residential loans	26	24	28	26
Total residential mortgage loans	123	115	139	128
Total mortgage loans	$526	$494	$669	$619

The loan-to-value ratios by property type of the Company's commercial mortgage loans were as follows:

	December 31, 2025
	Less Than 71%	71% to 80%	81% to 90%	91% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$54	$58	$10	$—	$27	$149	37%
Apartments	95	30	16	2	4	147	36%
Industrial and other	27	5	—	—	—	32	8%
Hotels	31	—	5	—	—	36	9%
Retail	33	5	—	1	—	39	10%
Total	$240	$98	$31	$3	$31	$403	100%

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2024
	Less Than 71%	71% to 80%	81% to 90%	91% to 95%	Above 95%	Total	% of Total
	($ In Millions)
Office	$67	$59	$20	$5	$53	$204	38%
Apartments	116	24	27	5	13	185	35
Industrial and other	28	12	3	—	2	45	8
Hotels	42	—	5	—	—	47	9
Retail	46	5	—	—	—	51	10
Total	$299	$100	$55	$10	$68	$532	100%

For the years ended December 31, 2025 and 2024, the Company’s commercial mortgage loans’ loan-to-value ratios below 71% were 60% and 56%, respectively.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2025
	AAA/AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$85	$219	$44	$36	$14	$398
Mezzanine loans	—	5	—	—	—	5
Total commercial mortgage loans	85	224	44	36	14	403
Residential mortgage loans:
FHA insured and VA guaranteed	97	—	—	—	—	97
Other residential loans	—	24	2	—	—	26
Total residential mortgage loans	97	24	2	—	—	123
Total mortgage loans	$182	$248	$46	$36	$14	$526

	December 31, 2024
	AAA/AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$105	$301	$58	$37	$24	$525
Mezzanine loans	—	5	—	—	—	5
Total commercial mortgage loans	105	306	58	37	24	530
Residential mortgage loans:
FHA insured and VA guaranteed	111	—	—	—	—	111
Other residential loans	—	26	2	—	—	28
Total residential mortgage loans	111	26	2	—	—	139
Total mortgage loans	$216	$332	$60	$37	$24	$669

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2025 and 2024 the maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 79%.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2025		December 31, 2024
	Carrying Value	Average Loan-to-Value Ratio	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)
California	$109	69%	$153	79%
Illinois	50	60%	51	59%
Texas	36	52%	54	57%
District of Columbia	34	79%	40	78%
New York	34	79%	53	87%
Washington	32	62%	33	62%
United Kingdom	29	64%	39	58%
All other	79	72%	110	72%
Total commercial mortgage loans	$403	68%	$533	72%
For the years ended December 31, 2025 and 2024, all other consists of 16 jurisdictions with no individual exposure exceeding $10 million and 18 jurisdictions with no individual exposure exceeding $12 million, respectively.

Interest rates, including fixed and variable, on the Company's portfolio of mortgage loans were:

	Years Ended December 31,
	2025		2024
	Low	High	Low	High
Commercial mortgage loans	2.5%	10.0%	2.5%	10.7%
Residential mortgage loans	2.2%	11.3%	2.2%	9.3%
Mezzanine mortgage loans	8.0%	8.0%	8.0%	8.0%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2025
	Low	High
Commercial mortgage loans	3.5%	7.5%

The Company purchased 3 new mortgage loans during the year ended December 31, 2025.

As of December 31, 2025, the Company had impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents a summary of the Company's impaired mortgage loans as of December 31, 2025 and December 31, 2024:

	December 31, 2025
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$3	$4	$5	$—	$—
Total	3	4	5	—	—

Total impaired commercial mortgage loans	$3	$4	$5	$—	$—

	December 31, 2024
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$9	$10	$13	$(4)	$—
Total	9	10	13	(4)	—
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$8	$8	$10	$—	$—
Total	8	8	10	—	—

Total impaired commercial mortgage loans	$17	$18	$23	$(4)	$—

The Company did not hold any mortgage loans with principal or interest past due or mortgage loans with suspended interest accruals as of December 31, 2025 or 2024. As of December 31, 2025 and 2024 the carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $404 million and $530 million, respectively.

Allowance for credit losses:

	Years Ended December 31,
	2025	2024
Balance at the beginning of period	$(4)	$(4)
Additions charged to operations	(1)	(3)
Direct write-downs charged against the allowances	4	—
Recoveries of amounts previously charged off	1	3
Balance at the end of the period	$—	$(4)

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.     Partnerships and limited liability companies

The carrying value of partnerships and limited liability companies holdings by annual statement category were:

	December 31,
	2025	2024
	(In Millions)
Joint venture interests:
Common stocks - subsidiaries and affiliates	$18	$75
Common stocks - unaffiliated	32	—
Real estate	93	61
Bonds/preferred stocks	13	—
Other	14	16
Mortgage loans	—	2
Surplus notes	—	7
Total	$170	$161

As of December 31, 2025 and 2024, the Company held 9 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $1 million and 11 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $9 million, respectively.

The Company did not hold any unexpired tax credits for the year ended December 31, 2025.

The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 3.5% for future benefits of two years to 4.2% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded $1 million impairments to LIHTC investments for the year ended December 31, 2025 and no impairments to LIHTC investments for the year ended December 31, 2024.
h.     Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create replicated synthetic investments. These replicated synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Replicated synthetic investments are created either to hedge and reduce the Company's credit exposure or to create an investment in a particular asset. The Company held replicated synthetic investments with a notional amount of $820 million as of December 31, 2025 and $820 million as of December 31, 2024, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 10 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

The Company utilizes certain other agreements including forward contracts and financial futures. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Net collateral pledged to the counterparties was $110 million as of December 31, 2025, and net collateral pledged to the counterparties was $107 million as of December 31, 2024. In the event of default, the full market value exposure at risk, net of offsets and collateral, was $1 million and $1 million as of December 31, 2025 and 2024, respectively. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $364 million and $314 million as of December 31, 2025 and 2024, respectively.

As of December 31, 2025, the company had the right to rehypothecate or repledge securities totaling $14 million, pledged by the counterparties, of the $110 million of the net collateral pledged to counterparties. As of December 31, 2024, the company had the right to rehypothecate or repledge securities totaling $34 million, pledged by the counterparties, of the $107 million of the net collateral pledged to counterparties. There were no securities rehypothecated to other counterparties as of December 31, 2025 or December 31, 2024.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2025				December 31, 2024
	Assets		Liabilities		Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)
Interest rate swaps	$575	$4,452	$265	$6,453	$560	$4,690	$319	$6,233
Options	20	311	13	294	28	397	15	384
Currency swaps	38	415	9	159	76	610	2	22
Forward contracts	1	72	3	217	5	176	1	42
Financial futures	(7)	450	—	—	—	—	14	450
Total	$627	$5,700	$290	$7,123	$669	$5,873	$351	$7,131

The average fair value of outstanding derivative assets was $625 and $608 million for the years ended December 31, 2025 and 2024, respectively. The average fair value of outstanding derivative liabilities was $297 and $329 million for the years ended December 31, 2025 and 2024, respectively.

The Company did not have any credit default swaps for the years ended December 31, 2025 and December 31, 2024.

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2025	2024
	(In Millions)
Open interest rate swaps in a fixed pay position	$4,714	$4,770
Open interest rate swaps in a fixed receive position	6,191	6,153
Total interest rate swaps	$10,905	$10,923

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized (losses) gains related to market fluctuations on open contracts by derivative type:

	Years Ended December 31,
	2025		2024		2023
	Net Realized Gains (Losses) on Closed Contracts	Change in Net Unrealized Gains (Losses) on Open Contracts	Net Realized Gains (Losses) on Closed Contracts	Change in Net Unrealized Gains (Losses) on Open Contracts	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized Gains (Losses) on Open Contracts
	(In Millions)
Interest rate swaps	$—	$68	$—	$75	$4	$33
Currency swaps	3	(45)	5	16	4	(45)
Options	3	(2)	5	—	(5)	2
Forward contracts	(6)	(6)	2	6	(2)	(1)
Financial futures	2	7	1	(62)	(59)	47
Total	$2	$22	$13	$35	$(58)	$36

Cash flows associated with derivative instruments, including related gains and losses, are presented within miscellaneous proceeds and miscellaneous applications in the statement of cash flows.

i.     Debt securities that do not qualify as bonds

The carrying value and fair value were as follows:

	December 31, 2025
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	($ In Millions)
Debt securities that do not qualify as bonds	$4	$—	$—	$4

As of December 31, 2025, the Company had no debt securities that do not qualify as bonds that had been in a continuous unrealized loss position.

Premiums, discounts, and yield adjustments on these investments are amortized using either the prospective or retrospective method, depending on the nature of the security and changes in expected cash flows:

•Prospective Method: When estimated cash flows change, the effective yield is recalculated and applied incrementally over the remaining life of the security
•Retrospective Method: When actual cash flows differ significantly from estimates, the prior amortization is adjusted as of the date the cashflow is changed for the full amount of the correction

The Company assigns the amortization method at purchase based on security type and evaluates cash flow estimates quarterly to best reflect the economics of the investment and statutory accounting guidance.

Prepayment assumptions for other invested assets are based on various assumptions and inputs obtained from external industry sources along with internal analysis and actual experience.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following contains debt securities that do not qualify as bonds that recognized OTTI classified on the following bases for recognizing OTTI:

	Amortized cost basis before OTTI impairment
		OTTI recognized in loss
		Interest	Non-interest	Fair value
	(In Millions)
OTTI recognized
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	$29	$—	$4	$25

All impairments were taken due to the present value of cash flows expected to be collected being less than the amortized cost basis.

The following is impaired debt securities that do not qualify as bonds where the present value of cash flows expected to be collected is less than the amortized cost basis.

Adjusted carrying value amortized cost before OTTI	Present value of projected cash flow	Recognized OTTI	Amortized cost after OTTI	Fair value at time of OTTI
(In Millions)
$29	$25	$(4)	$25	$21

As of December 31, 2025, there were no securities sold, redeemed, or otherwise disposed of as a result of a callable or tender offer feature, and no investment income was generated from prepayment penalties or acceleration fees.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

j.     Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Bonds	$111	$140	$165
Preferred stocks	1	1	1
Common stocks - subsidiaries and affiliates	22	23	25
Common stocks - unaffiliated	2	2	2
Mortgage loans	29	34	34
Policy loans	8	8	7
Partnerships and limited liability companies	2	7	13
Derivatives	(30)	(43)	(36)
Cash, cash equivalents and short-term investments	14	15	9
Other	10	12	15
Subtotal investment income	169	199	235
Amortization of the IMR	(5)	(6)	(2)
Investment expenses	(23)	(23)	(22)
Net investment income	$141	$170	$211

k.     Net realized capital losses

Net realized capital losses, which include OTTI and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Bonds	$(12)	$(10)	$(79)
Preferred stocks	(2)	2	—
Common stocks - subsidiaries and affiliates	—	—	6
Common stocks - unaffiliated	—	(1)	—
Mortgage loans	(8)	(6)	(4)
Partnerships and limited liability companies	(3)	(2)	1
Derivatives	2	12	(58)
Other	2	—	(1)
Net realized capital losses before federal and state taxes and deferral to the IMR	(21)	(5)	(135)
Net federal and state tax benefit	4	—	6
Net realized capital losses before deferral to the IMR	(17)	(5)	(129)
Net after tax capital losses (gains) deferred to the IMR	—	(1)	114
Net realized capital losses	$(17)	$(6)	$(15)

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

OTTI, included in the net realized capital losses, consisted of the following:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Bonds	$(8)	$(9)	$(1)
Common stocks - unaffiliated	—	(1)	—
Mortgage loans	(5)	(4)	—
Partnerships and limited liability companies	(3)	(2)	(2)
Total OTTI	$(16)	$(16)	$(3)

The Company recognized OTTI of $1 million for the years ended December 31, 2025, 2024, and 2023, on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

The Company utilized internally-developed models to determine less than 1% of the $8 million of bond OTTI for the year ended December 31, 2025, less than 1% of the $9 million of bond OTTI for the year ended December 31, 2024 and less than 1% of the $1 million of bond OTTI for the year ended December 31, 2023. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2aa.. "Net realized capital losses including other-than-temporary impairments and unrealized capital gains (losses)" for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 17. "Impairment listing for loan-backed and structured securities" for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

l.     Restricted assets

Admitted restricted assets by category:

	December 31, 2025
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	($ In Millions)
Letter stock or securities restricted as to sale - excluding FHLB capital stock	$1	$—	$1	$1	$—	$1	0.01%	0.01%
On deposit with states	4	—	4	4	—	4	0.05%	0.05%
Pledged as collateral not captured in other categories	313	—	313	297	16	313	4.47%	4.48%
Total restricted assets	$318	$—	$318	$302	$16	$318	4.53%	4.54%

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2024
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	($ In Millions)
Letter stock or securities restricted as to sale - excluding FHLB capital stock	$1	$—	$1	$1	$—	$1	0.01%	0.01%
On deposit with states	4	—	4	4	—	4	0.05%	0.05%
Pledged as collateral not captured in other categories	297	—	297	273	24	297	4.12%	4.14%
Total restricted assets	$302	$—	$302	$278	$24	$302	4.18%	4.20%

6.    Federal income taxes

On August 16th, 2022, the Inflation Reduction Act (IRA) was signed into law and includes certain corporate income tax provisions. Potential impacts to the Company include the imposition of a corporate alternative minimum tax (CAMT). The CAMT imposes a 15% minimum tax on adjusted financial statement income on applicable corporations that have an average adjusted financial statement income over $1 billion in the prior three-year period. The United States Treasury Department and the Internal Revenue Service (IRS) released proposed regulations on September 12, 2024. As of the reporting date, the Company is not an applicable corporation and therefore not liable for CAMT in 2025. Any future CAMT liability will be allocated to Massachusetts Mutual Life Insurance Company (MassMutual) in accordance with the tax allocation agreement.

On July 4th, 2025, “An Act to Provide for Reconciliation Pursuant to Title II of the H. Con. Res. 14” (the Act) was enacted. The Act provides for several corporate tax changes including, but not limited to, restoring full expensing of domestic research and development costs, restoring immediate deductibility of certain capital expenditures, and changes in the computations of U.S. taxation on international earnings. The Act will not have a tax effect on Company’s financial statements.

The Company provides for DTAs in accordance with statutory accounting practices. All of the companies included in these Statutory Financial Statements have met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net DTA or deferred tax liabilities (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2025
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$109	$28	$137
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	109	28	137
DTAs nonadmitted	(8)	(5)	(13)
Subtotal net admitted DTA	101	23	124
Total gross DTLs	(75)	(22)	(97)
Net admitted DTA(L)	$26	$1	$27

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$99	$43	$142
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	99	43	142
DTAs nonadmitted	—	(25)	(25)
Subtotal net admitted DTA	99	18	117
Total gross DTLs	(77)	(18)	(95)
Net admitted DTA(L)	$22	$—	$22

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$10	$(15)	$(5)
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	10	(15)	(5)
DTAs nonadmitted	(8)	20	12
Subtotal net admitted DTA	2	5	7
Total gross DTLs	2	(4)	(2)
Net admitted DTA(L)	$4	$1	$5

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2025
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$—	$—
Remaining adjusted gross DTAs expected to be realized within 3 years:
1.Adjusted gross DTA to be realized	26	1	27
2.Adjusted gross DTA allowed per limitation threshold	260	1	261
Lesser of line 1 or 2	26	1	27
Adjusted gross DTAs offset by existing DTLs	75	22	97
Total admitted DTA realized within 3 years	$101	$23	$124

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$—	$—
Remaining adjusted gross DTAs expected to be realized within 3 years:
1.Adjusted gross DTA to be realized	22	—	22
2.Adjusted gross DTA allowed per limitation threshold	251	—	251
Lesser of line 1 or 2	22	—	22
Adjusted gross DTAs offset by existing DTLs	77	18	95
Total admitted DTA realized within 3 years	$99	$18	$117

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$—	$—
Remaining adjusted gross DTAs expected to be realized within 3 years:
1.Adjusted gross DTA to be realized	4	1	5
2.Adjusted gross DTA allowed per limitation threshold	9	1	10
Lesser of line 1 or 2	4	1	5
Adjusted gross DTAs offset by existing DTLs	(2)	4	2
Total admitted DTA realized within 3 years	$2	$5	$7

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company's total realization threshold limitations are as follows:

	December 31,
	2025	2024
	($ In Millions)
Ratio percentage used to determine recovery period and threshold limitation	1,855%	1,769%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$1,734	$1,676

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning is as follows:

	December 31, 2025
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	—%	100%	2%

	December 31, 2024
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	—%	100%	—%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	—%	—%	2%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Federal income tax expense (benefit) on operating earnings	$(2)	$8	$8
Foreign income tax expense on operating earnings	—	—	—
Total federal and foreign income tax expense (benefit)	(2)	8	8
on operating earnings
Federal income tax expense (benefit) on net realized capital gains	(4)	—	(6)
Total federal and foreign income tax expense (benefit)	$(6)	$8	$2

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2025	2024	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$31	$26	$5
Policy acquisition costs	44	37	7
Investment items	30	33	(3)
Other	4	4	—
Total ordinary DTAs	109	100	9
Nonadmitted DTAs	(8)	—	(8)
Admitted ordinary DTAs	101	100	1

Capital
Unrealized investment losses	—	15	(15)
Investment items	28	28	—
Total capital DTAs	28	43	(15)
Nonadmitted DTAs	(5)	(25)	20
Admitted capital DTAs	23	18	5
Admitted DTAs	124	118	6

DTLs:
Ordinary
Reserve items	—	1	(1)
Unrealized investment gains	51	51	—
Deferred and uncollected premium	4	5	(1)
Investment items	4	3	1
Other	15	18	(3)
Total ordinary DTLs	74	78	(4)

Capital
Unrealized investment gains	21	16	5
Investment items	2	2	—
Total capital DTLs	23	18	5

Total DTLs	97	96	1
Net admitted DTA	$27	$22	$5

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Net DTA(L)	$(7)	$6	$2
Less: Items not recorded in the change in
net deferred income taxes:
Tax-effect of unrealized gains/(losses)	19	4	12
Tax-effect of changes from investment transfers	—	11	—
Change in net deferred income taxes	$12	$21	$14

As of December 31, 2025, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Capital and Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Provision computed at federal statutory rate of 21%	$(7)	$1	$(15)
Investment items	(4)	—	(6)
Nonadmitted assets	—	—	—
Other	(7)	(14)	9
Total statutory income tax benefit	$(18)	$(13)	$(12)

Federal and foreign income tax benefit	$(6)	$8	$2
Change in net deferred income taxes	(12)	(21)	(14)
Total statutory income tax benefit	$(18)	$(13)	$(12)

The Company made payments for federal income taxes in the amount of $7 million in 2025 and received refunds in the amount of $9 million in 2024 and paid taxes in the amount of $5 million in 2023.

The total income taxes available in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $0 million related to 2025, $2 million related to 2024 and $0 million related to 2023.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company is included in a consolidated U.S. federal income tax return with its parent, MassMutual, a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and MassMutual’s eligible U.S. subsidiaries. The Company also files income tax returns in various states and foreign jurisdictions. The Company, MassMutual, and MassMutual’s eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes. In accordance with the Agreement, future CAMT is outside of the scope of the general tax allocation method and, consequently any future CAMT liability of a subsidiary shall be allocated solely to MassMutual.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2025	$7
Gross change related to positions taken in current year	—
Balance, December 31, 2025	$7

Included in the liability for unrecognized tax benefits as of December 31, 2025, are $7 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2025 includes $0 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized an increase of $0 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $0 million as of December 31, 2025 and $0 million as of December 31, 2024. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The Internal Revenue Service (IRS) has completed its examination of MassMutual and its subsidiaries for the years 2016 and prior. The 2017-2018 tax years are in Appeals. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

As of December 31, 2025 and 2024, the Company did not recognize any protective deposits as admitted assets.

7.    Other than invested assets

a.    Admitted negative (disallowed) IMR

As of December 31, 2025, the Company had $138 million of disallowed IMR in aggregate and in the general account.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following represents the calculated adjusted general capital and surplus:

December 31, 2025
(In Millions)
Prior period general account capital & surplus	$1,812
From prior period financials:	27
Net negative (disallowed) IMR (admitted)	152
Adjusted capital and surplus	$1,633

As of December 31, 2025, the percentage of adjusted general capital and surplus for which the admitted disallowed IMR represents was 8%.

The following represents allocated gains (losses) to IMR from derivatives:

	December 31, 2025
	Gains	Losses
	(In Millions)
Unamortized fair value derivative gains & losses realized to IMR - prior period	$364	$(500)
Fair value derivative gains & losses realized to IMR - added in current period	6	(4)
Fair value derivative gains & losses amortized over current period	20	(21)
Unamortized fair value derivative gains & losses realized to IMR - current period total	$350	$(483)

When the Company sells bonds and recognizes losses due to interest-rate related factors, and the realized losses are transferred to the IMR, the sales proceeds are generally used for reinvestment as governed by prudent asset liability management (ALM) policies and procedures. Such sales of bonds are intermittently used to meet liquidity needs and managed within the ALM framework.

IMR losses for fixed income related derivatives were in accordance with documented risk management procedures, as well as the Company’s derivative use plans, and reflect the same historical treatment of derivative gains reversed to IMR and amortized rather than immediately recognized as realized gain upon termination.

b.    Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position.

The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2025		2024
	Gross	Net	Gross	Net
	(In Millions)
Ordinary renewal	$(3)	$6	$(6)	$3
Total	$(3)	$6	$(6)	$3

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $10,347 million and $11,213 million as of December 31, 2025 and 2024, respectively.

8.     Policyholders’ liabilities

a.     Policyholders’ reserves

The Company had life insurance in force of $33 billion and $33 billion as of December 31, 2025 and 2024, respectively.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2025				2024
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)
Individual life	$93	3.5%	-	4.8%	$96	3.5%	-	4.8%
Individual universal and variable life	693	3.8%	-	4.5%	677	3.5%	-	4.5%
Individual annuities	1,801	3.0%	-	8.3%	2,049	1.0%	-	9.0%
Total	$2,587				$2,822

Individual life includes whole life and term insurance. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements.

b.     Liabilities for deposit-type contracts

Supplementary contracts not involving life contingencies of $47 million and $49 million as of December 31, 2025 and 2024, respectively, were included in liabilities for deposit-type contracts. The interest rate range on supplementary contracts was 1.0% to 6.5% and 1.0% to 6.5% as of December 31, 2025 and 2024, respectively.

c.     Additional liability for annuity contracts

Certain variable annuity contracts include additional death benefit features. Election of these benefit guarantees is generally only available at contract issue.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following shows the changes in the liabilities for GMDB (in millions):

Liability as of January 1, 2024	$25
Incurred guarantee benefits	(18)
Paid guarantee benefits	(1)
Liability as of December 31, 2024	6
Incurred guarantee benefits	(4)
Paid guarantee benefits	—
Liability as of December 31, 2025	$2

The Company held deterministic reserves as of December 31, 2025 and December 31, 2024.

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDB classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2025			December 31, 2024
	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age
	($ In Millions)
GMDB	$1,255	$11	68	$1,303	$12	68

Account values of variable annuity contracts with GMDB are summarized below:

	December 31, 2025			December 31, 2024
	Separate Account	General Account	Total	Separate Account	General Account	Total
	(In Millions)
GMDB	$992	$263	$1,255	$1,084	$219	$1,303

d.     Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDB or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2025	2024
	(In Millions)
Beginning balance	$218	$226
Net liability increase (decrease)	(17)	(8)
Ending balance	$201	$218

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

9.     Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The amounts reinsured are on a yearly renewable term (YRT), coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $35 million.

Refer to Note 14. "Related party transactions" for information about the Company’s affiliated assumed reinsurance transactions.

There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Direct premium	$711	$256	$477
Premium ceded	(550)	(163)	(350)
Total net premium	$161	$93	$127

Ceded reinsurance recoveries	$340	$231	$265

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2025	2024
	(In Millions)
Reinsurance reserves ceded	$(5,065)	$(5,420)

Ceded amounts recoverable	$105	$65

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2025 and 2024, respectively, include $769 million and $827 million associated with life insurance policies, and $3,416 million and $4,127 million for annuity.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2025, one reinsurer accounted for 31% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 31%. Overall, the Company believes that each of these exposures to a single reinsurer does not create an undue concentration of risk and the Company’s business is not substantially dependent upon any single reinsurer.

10.     Withdrawal characteristics

a.     Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2025 are illustrated below:

Individual annuities
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$7	$—	$—	$7	—%
At book value less current surrender charge of 5% or more	4,243	—	—	4,243	64%
At fair value	—	—	1,067	1,067	16%
Total with market value adjustment or at fair value	4,250	—	1,067	5,317	80%
At book value without adjustment (minimal or no charge or adjustment)	1,322	—	—	1,322	20%
Not subject to discretionary withdrawal	16	—	—	16	—%
Total	5,588	—	1,067	6,655	100%
Reinsurance ceded	3,864	—	—	3,864
Total, net of reinsurance	$1,724	$—	$1,067	$2,791

Amount included in book value moving to at book value without adjustment after statement date	$1,561	$—	$—	$1,561

Deposit-type contracts
	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	% of Total
	($ In Millions)
At book value without adjustment (minimal or no charge or adjustment)	$32	$—	$—	$32	69%
Not subject to discretionary withdrawal	15	—	—	15	31%
Total, net of reinsurance	$47	$—	$—	$47	100%

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2025 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – individual annuities	$1,724
Liabilities for deposit-type contracts	47
Subtotal	1,771
Separate Account Annual Statement:
Annuities	1,067
Total	$2,838

b.     Analysis of life actuarial reserves by withdrawal characteristics

The withdrawal characteristics of the Company's life actuarial reserves as of December 31, 2025 are illustrated below:

General account
	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$151	$151	$153
Universal life with secondary guarantees	732	726	1,575
Other permanent cash value life insurance	—	66	74
Variable universal life	83	82	98
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	27
Disability - active lives	—	—	1
Disability - disabled lives	—	—	18
Miscellaneous reserves	—	—	42
Total (gross: direct + assumed)	$966	$1,025	$1,988
Reinsurance ceded	509	509	1,201
Total (net)	$457	$516	$787

Separate account nonguaranteed
	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$877	$863	$864
Total (gross: direct + assumed)	$877	$863	$864
Total (net)	$877	$863	$864

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.     Separate accounts

The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2025 is as follows:

Non Guaranteed
(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2025	$75

Reserves at December 31, 2025:
For accounts with assets at:
Fair value	$1,945
Total Separate Account Liabilities	$1,945

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$1,945
Total Separate Account Liabilities	$1,945

As of December 31, 2025, the Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$75	$47	$41
Transfers from separate accounts	(205)	(190)	(141)
Net transfers from separate accounts	$(130)	$(143)	$(100)

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

11.     Changes in capital and surplus

MassMutual has authorized the contribution of funds to the Company sufficient to meet the capital requirements of each state in the U.S. in which the Company is licensed to do business. Substantially all of the statutory capital and surplus is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the shareholder without prior approval from the Department. Under these regulations, $176 million of capital and surplus is available for distribution to the shareholder in 2026 without prior regulatory approval. The company declared and paid $190 million in dividend to MassMutual in 2024. The company did not pay a dividend to MassMutual in 2023. The Company did not receive any capital contribution from MMLIC in 2025, 2024 and 2023.

12.     Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company's recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2025 and 2024. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2025, 2024 and 2023.

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Bond conversions and refinancing	$279	$13	$10
Transfer of mortgage loans to partnerships and limited liability companies	13	7	—
Transfer of bonds to partnerships and limited liability companies	6	—	—
Stock conversions	1	1	5
Transfers between other invested assets	1	—	—
Net investment income payment-in-kind bonds	1	—	16

13.     Business risks, commitments and contingencies

a.        Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance policies to mitigate the impact of its underwriting risk.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar denominated investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of currency swaps and forward contracts. Currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDOs. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDOs and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDOs valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDOs may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company's investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Political Uncertainties

Political events, domestically or internationally, may directly or indirectly trigger or exacerbate risks related to product offerings, profitability, or any of the risk factors described above. Whether those underlying risk factors are driven by geopolitics or not, the Company’s dynamic approach to managing risks enables management to identify risks, internally and externally, develop mitigation plans, and respond to risks in an attempt to proactively reduce the potential impact of each underlying risk factor on the Company.

b.     Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

c.     Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss offset by related insurance recoveries or other contributions, if any. An accrual may be subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters is inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

d.     Commitments

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2025, the Company had the following outstanding commitments:

	2026	2027	2028	2029	2030	Thereafter	Total
	(In Millions)
Private Placements	$43	$10	$23	$12	$—	$11	$99
Mortgage Loans	1	—	2	—	—	1	4
Partnerships and limited liability companies	4	8	—	4	—	—	16
Total	$48	$18	$25	$16	$—	$12	$119

14.     Related party transactions

Pursuant to a management agreement, MassMutual, for a fee, furnishes the Company, as required, operating facilities, human resources, computer software development and managerial services. Investment and administrative services are also provided to the Company pursuant to a management services agreement with MassMutual. While management believes that these fees are calculated on a reasonable basis, these fees may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Fee expense:
Management and service contracts and cost-sharing arrangements	$104	$89	$62

The Company reported amounts due from subsidiaries and affiliates of less than $1 million as of December 31, 2025 and 2024. The Company reported amounts due to subsidiaries and affiliates of $50 million and $24 million as of December 31, 2025 and 2024, respectively. Terms generally require settlement of these amounts within 30 to 90 days.

As of December 31, 2025, the Company no longer provided financing for MassMutual Asset Finance (MMAF).

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Together, MassMutual and the Company, provide a credit facility to Jefferies Finance, LLC (Jefferies) whereby Jefferies borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2025, Jefferies borrowed $10 million and repaid $13 million under the credit facility. During 2024, there were no borrowings or repayments recorded. As of December 31, 2025, there were no outstanding borrowings under this facility. All outstanding interest due under the facility, as of December 31, 2025, had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

In 2023, C.M. Life sold approximately $563 million of private placement corporate assets to MassMutual Life. This resulted in a realized loss of $56 million.

In 2025, the Company did not declare or pay dividends to MassMutual. In 2024, the Company declared and paid $190 million in dividends to MassMutual.

The Company has coinsurance agreements with MassMutual where the Company cedes substantially all of the premium on certain universal life policies. In return, MassMutual pays to the Company a stipulated expense allowance and death and surrender benefits. MassMutual holds the assets and related reserves for payment of future benefits on the ceded policies.

As of December 31, 2025, the net amounts due from MassMutual for the various reinsurance agreements were $48 million and $19 million as of December 31, 2025 and December 31, 2024, respectively. These outstanding balances are due and payable with terms ranging from quarterly to annually, depending on the agreement in effect.

The following table summarizes the related party reinsurance transactions between the Company and MassMutual:

	Years Ended December 31,
	2025	2024	2023
	(In Millions)
Premium ceded, related to:
Stop-loss agreement	$(4)	$(5)	$(2)
Coinsurance agreements	(464)	(34)	(37)

Expense allowances on reinsurance ceded, included in fees and other income, related to:
Coinsurance agreements	17	6	7

Policyholders' benefits ceded, related to:
Coinsurance agreements	142	85	83

In September 2025, the Company entered into the coinsurance agreement with MassMutual where the Company cedes all the premium on certain annuity contracts. In return, MassMutual pays to the Company a stipulated ceding commissions and expense allowance as well as annuity and surrender benefits. MassMutual holds the assets and related reserves for payment of future benefits on the ceded policies.

15.     Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2025 is illustrated below.

Direct and Indirect Subsidiaries of MassMutual
C.M. Life Insurance Company

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CML Global Capabilities LLC
MM Global Capabilities I LLC
MM Global Capabilities II LLC
MM Global Capabilities III LLC
MM/Barings Multifamily TEBS 2020 LLC
Berkshire Way LLC
MML Special Situations Investor LLC
Timberland Forest Holding LLC
Insurance Road LLC
EM Opportunities LLC
MassMutual MCAM Insurance Company, Inc.
MassMutual Ventures US IV GP, LLC
MassMutual Ventures US IV, L.P.
MassMutual Ventures Europe/APAC I GP, LLC
MassMutual Ventures Europe/APAC I GP, L.P.
MassMutual Ventures Europe/APAC I L.P.
Counterpointe Sustainable Advisors LLC
Jefferies Finance LLC (50% owned by MMLIC)
Glidepath Holdings Inc.
MassMutual Mortgage Lending LLC
MM Copper Hill Road LLC
MMV CTF I GP LLC
MassMutual Ventures Climate Technology Fund I L.P.
MM Direct Private Investments Holding LLC
DPI-ACRES Capital LLC
DPI-ARES Mortgage Lending LLC
MM Investment Holding
MML CM LLC
MML Distributors LLC
MML Investment Advisers, LLC
MML Strategic Distributors, LLC
MassMutual Private Wealth & Trust, FSB
MML Private Placement Investment Company I, LLC
MML Private Equity Fund Investor LLC
MM Private Equity Intercontinental LLC
Pioneers Gate LLC
MassMutual Holding LLC
Amherst Long Term Holdings, LLC
Enroll Confidently, Inc.
Imbiba Growth LLP
Yunfeng Financial Group Limited
MassMutual External Benefits Group LLC
Stillings Street LLC
Eclipse Business Capital LLC
Port 51 Lending Holdings LLC
Counterpoint - MM MOrtgage Lending LLC
LNL MM, LLC
CapSec LLC
LNL MM, LLC
MML Bay State Life Insurance Company

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CML Special Situations Investor LLC
CM Life Mortgage Lending LLC

16.     Subsequent events

Management of the Company has evaluated subsequent events through February 26, 2026, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the financial statements.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17.     Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2025	$114,737	$—	$114,737	$102,155	$(12,582)	$102,155	$101,389
September 30, 2025	33,788	—	33,788	32,758	(1,030)	32,758	31,172
June 30, 2025	398,653	—	398,653	362,448	(36,205)	362,448	357,420
March 31, 2025	3,544,035	—	3,544,035	2,878,452	(665,583)	2,878,452	2,865,168
December 31, 2024	61,096	—	61,096	26,921	(34,175)	26,921	19,385
September 30, 2024	397,178	—	397,178	339,528	(57,650)	339,528	408,151
June 30, 2024	1,349,958	—	1,349,958	1,290,607	(59,351)	1,290,607	1,137,070
March 31, 2024	2,597,476	—	2,597,476	2,576,147	(21,329)	2,576,147	2,784,031
December 31, 2023	4,801,982	—	4,801,982	4,566,582	(235,400)	4,566,582	4,088,857
September 30, 2023	2,162,075	—	2,162,075	2,089,437	(72,638)	2,089,437	1,988,071
June 30, 2023	1,800,802	—	1,800,802	1,752,217	(48,585)	1,752,217	1,684,846
March 31, 2023	3,007,713	—	3,007,713	2,826,625	(181,088)	2,826,625	2,584,527
December 31, 2022	3,726,463	—	3,726,463	3,283,242	(443,221)	3,283,242	3,150,825
September 30, 2022	1,337,132	—	1,337,132	1,270,962	(66,170)	1,270,962	1,195,634
June 30, 2022	1,069,792	—	1,069,792	949,598	(120,194)	949,598	917,792
March 31, 2022	1,366,642	—	1,366,642	1,092,539	(274,102)	1,092,539	1,084,285
December 31, 2021	153,706	—	153,706	146,419	(7,287)	146,419	133,301
September 30, 2021	429,103	—	429,103	422,210	(6,893)	422,210	371,650
June 30, 2021	1,130,186	—	1,130,186	1,019,790	(110,396)	1,019,790	1,128,667
March 31, 2021	580,686	—	580,686	541,584	(39,102)	541,584	539,293
December 31, 2020	2,202,709	—	2,202,709	1,981,547	(221,162)	1,981,547	2,127,616
September 30, 2020	3,225,941	—	3,225,941	2,914,652	(311,289)	2,914,652	2,881,746
June 30, 2020	1,978,627	—	1,978,627	1,765,784	(212,843)	1,765,784	1,794,192
March 31, 2020	2,725,567	—	2,725,567	2,242,474	(483,093)	2,242,474	2,684,492
December 31, 2019	395,604	—	395,603	374,233	(21,371)	374,233	323,929
September 30, 2019	2,403,817	—	2,403,817	2,163,454	(240,363)	2,163,454	1,796,355
June 30, 2019	1,138,783	—	1,138,783	965,642	(173,141)	965,642	1,187,758
March 31, 2019	1,165,908	—	1,165,908	1,155,765	(10,143)	1,155,765	1,186,451
December 31, 2018	904,746	—	904,746	770,347	(134,399)	770,347	817,965
September 30, 2018	496,473	—	496,473	447,735	(48,737)	447,735	449,782
June 30, 2018	39,548	—	39,548	1,365	(38,183)	1,365	4,435
March 31, 2018	84,116	—	84,116	56,604	(27,511)	56,604	56,886
December 31, 2017	21,358	—	21,358	17,379	(3,979)	17,379	25,404
September 30, 2017	31,370	—	31,370	30,181	(1,188)	30,181	97,082
June 30, 2017	4,452,491	—	4,452,491	4,378,331	(74,160)	4,378,331	6,609,233
March 31, 2017	4,815,924	—	4,815,924	4,784,422	(31,502)	4,784,422	6,463,013
December 31, 2016	4,846,676	—	4,846,676	4,829,684	(16,992)	4,829,684	6,221,820
September 30, 2016	4,994,934	—	4,994,934	4,730,196	(264,738)	4,730,196	6,883,514
June 30, 2016	5,054,395	—	5,054,395	4,955,880	(98,515)	4,955,880	6,764,218
March 31, 2016	6,298,495	—	6,298,495	6,092,642	(205,853)	6,092,642	7,817,461
December 31, 2015	474,546	—	474,546	468,066	(6,480)	468,066	467,904
September 30, 2015	5,603,766	—	5,603,766	5,064,430	(539,336)	5,064,430	6,491,786
June 30, 2015	8,300,146	—	8,300,146	8,096,024	(204,122)	8,096,024	8,991,309
March 31, 2015	4,134,216	—	4,134,216	4,097,041	(37,175)	4,097,041	4,062,060
December 31, 2014	9,225,670	—	9,225,670	9,099,603	(126,067)	9,099,603	10,324,197
September 30, 2014	—	—	—	—	—	—	—
June 30, 2014	6,799,823	—	6,799,823	6,410,214	(389,609)	6,410,214	8,821,203
March 31, 2014	10,842,786	—	10,842,786	9,332,953	(1,509,833)	9,332,953	11,545,156
December 31, 2013	13,068,728	—	13,068,728	12,446,803	(621,925)	12,446,803	13,075,122
September 30, 2013	8,777,769	—	8,777,769	8,640,444	(137,325)	8,640,444	8,226,635
June 30, 2013	11,479,347	—	11,479,347	11,079,158	(400,190)	11,079,158	10,139,599
March 31, 2013	15,334,535	—	15,334,535	14,970,376	(364,159)	14,970,376	14,135,122
December 31, 2012	31,785,329	—	31,785,329	30,443,342	(1,341,987)	30,443,342	27,669,977
September 30, 2012	67,270,430	—	67,270,430	65,265,347	(2,005,083)	65,265,347	57,019,262
June 30, 2012	70,455,900	—	70,455,900	69,041,733	(1,414,167)	69,041,733	55,143,333
March 31, 2012	87,853,178	—	87,853,178	85,053,001	(2,800,177)	85,053,001	67,243,938
December 31, 2011	90,342,742	—	90,342,742	87,759,853	(2,582,889)	87,759,853	61,663,659

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

September 30, 2011	62,166,554	—	62,166,554	60,544,909	(1,621,646)	60,544,909	45,284,654
June 30, 2011	80,582,827	—	80,582,827	76,857,393	(3,725,434)	76,857,393	60,286,999
March 31, 2011	87,925,923	—	87,925,923	85,768,903	(2,157,020)	85,768,903	65,285,429
December 31, 2010	78,922,237	—	78,922,237	77,329,041	(1,593,196)	77,329,041	57,284,607
September 30, 2010	75,579,158	—	75,579,158	73,844,794	(1,734,364)	73,844,794	53,531,682
June 30, 2010	106,701,990	—	106,701,990	104,920,573	(1,781,417)	104,920,573	77,297,241
March 31, 2010	117,247,145	—	117,247,145	110,848,178	(6,398,967)	110,848,178	81,512,593
December 31, 2009	94,759,892	—	94,759,892	91,319,793	(3,440,099)	91,319,793	61,154,482
September 30, 2009	203,672,078	(2,299,537)	201,372,541	193,090,828	(8,281,714)	193,090,828	124,234,344
Totals		$(2,299,537)			$(50,326,524)

The following contains asset-backed and structured securities that recognized OTTI classified on the following bases for recognizing OTTI:

Amortized Cost Basis Before OTTI Impairment
OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
(In Millions)
OTTI recognized in the first quarter
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	4	—	1	3
Total first quarter	$4	$—	$1	$3

OTTI recognized in the second quarter
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—
Total second quarter	$—	$—	$—	$—

OTTI recognized in the third quarter
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—
Total third quarter	$—	$—	$—	$—

OTTI recognized in the fourth quarter
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—
Total fourth quarter	$—	$—	$—	$—

Annual aggregate total		$—	$1

All impairments were taken due to the present value of cash flows expected to be collected being less than the amortized cost basis.

C.M. LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a CUSIP detail list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

1	2	3	4	5	6	7
CUSIP	Adjusted Carrying Value Amortized Cost before OTTI	Present Value of Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value at Time of OTTI	Date of Financial Instrument Where Reported
12624QAC7	$194,641	$27,694	$166,947	$27,694	$26,312	March 31, 2025
36192RAL6	78,873	4,590	74,283	4,590	4,527	March 31, 2025
46639YAX5	284,927	31,961	252,966	31,961	30,094	March 31, 2025
02660THL0	5,846	3,849	1,997	3,849	3,833	March 31, 2025
040104TG6	13,637	13,114	523	13,114	13,003	March 31, 2025
17311YAC7	75,367	62,546	12,821	62,546	62,268	March 31, 2025
30247DAD3	7,901	7,433	468	7,433	7,427	March 31, 2025
40431KAE0	186,606	181,523	5,083	181,523	181,049	March 31, 2025
617463AA2	379	324	55	324	321	March 31, 2025
61750MAB1	321	313	8	313	311	March 31, 2025
84752CAE7	15,306	13,419	1,887	13,419	13,439	March 31, 2025
86363HAB8	2,942	2,506	436	2,506	2,504	March 31, 2025
05535DAN4	66,236	59,213	7,023	59,213	63,015	March 31, 2025
124860CB1	21,058	15,474	5,584	15,474	15,454	March 31, 2025
45254TRX4	5,838	5,371	467	5,371	5,367	March 31, 2025
45254TSM7	51,047	46,160	4,887	46,160	45,141	March 31, 2025
45660LW96	48,703	41,013	7,690	41,013	40,861	March 31, 2025
45660LYW3	50,744	49,001	1,743	49,001	49,417	March 31, 2025
466247XE8	72,780	51,572	21,208	51,572	51,010	March 31, 2025
65535VRK6	25,381	21,386	3,995	21,386	20,890	March 31, 2025
761118FM5	151,214	149,320	1,894	149,320	142,173	March 31, 2025
761118RJ9	6,429	6,307	122	6,307	6,252	March 31, 2025
86359A6A6	90,839	86,083	4,756	86,083	83,887	March 31, 2025
9393365V1	3,676	3,298	378	3,298	3,273	March 31, 2025
05946XYP2	15,471	13,376	2,095	13,376	13,372	March 31, 2025
126694YM4	47,125	41,598	5,527	41,598	41,516	March 31, 2025
41161PWB5	70,262	61,835	8,427	61,835	61,542	March 31, 2025
45660N5H4	102,065	94,159	7,906	94,159	93,879	March 31, 2025
45660NT88	1,681	1,565	116	1,565	1,506	March 31, 2025
61915RBB1	77,511	70,386	7,125	70,386	70,146	March 31, 2025
92922F5T1	100,334	93,964	6,370	93,964	94,110	March 31, 2025
939336X65	158,531	152,922	5,609	152,922	153,134	March 31, 2025
36298XAA0	762,161	738,661	23,500	738,661	738,029	March 31, 2025
36298XAB8	648,291	635,819	12,472	635,819	635,179	March 31, 2025
576433NH5	14,226	6,557	7,669	6,557	6,542	March 31, 2025
589929N38	8,430	8,230	200	8,230	8,217	March 31, 2025
74951PBT4	3,214	2,379	835	2,379	2,328	March 31, 2025
86359DME4	74,042	73,531	511	73,531	73,840	March 31, 2025
02660THL0	4,110	3,947	163	3,947	3,825	June 30, 2025
17311YAC7	62,666	62,634	32	62,634	60,738	June 30, 2025
05535DAN4	57,475	57,332	143	57,332	60,178	June 30, 2025
073879QF8	12,157	9,485	2,672	9,485	10,025	June 30, 2025
124860CB1	15,474	15,445	29	15,445	15,435	June 30, 2025
45660LYW3	49,296	49,030	266	49,030	49,321	June 30, 2025
761118FM5	150,247	150,241	6	150,241	142,994	June 30, 2025
79548KXQ6	32,904	782	32,122	782	340	June 30, 2025
79549AYB9	1,102	340	762	340	282	June 30, 2025
05946XYP2	13,222	13,212	10	13,212	14,282	June 30, 2025
02660THL0	4,030	3,814	216	3,814	3,811	September 30, 2025
93934XAB9	15,757	15,732	25	15,732	16,461	September 30, 2025
761118RJ9	6,883	6,139	744	6,139	6,058	September 30, 2025
576433NH5	7,118	7,073	45	7,073	4,842	September 30, 2025
30247DAD3	7,383	7,168	215	7,168	7,145	December 31, 2025
35729RAE6	107,354	94,987	12,367	94,987	94,244	December 31, 2025
Totals	$4,091,213	$3,375,813	$715,400	$3,375,813	$3,355,149	XXX